UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/11

Item 1.	Schedule of Investments

GE Institutional International Equity

Schedule of Investments—December 31, 2011 (unaudited)

Common Stock—93.7% †	Number of Shares	Fair Value
Australia—1.8%
Brambles Ltd.	3,830,868	$28,120,238
Lynas Corporation Ltd.	14,475,627	15,508,238	(a)
		43,628,476

Brazil—1.6%
Petroleo Brasileiro S.A. ADR	1,061,457	24,933,625	(h)
Vale S.A. ADR	591,467	12,184,220	(h)
		37,117,845

Canada—4.1%
Canadian Natural Resources Ltd.	474,687	17,784,738
Kinross Gold Corp.	1,904,421	21,751,452
Potash Corporation of Saskatchewan Inc.	822,114	33,998,743
Suncor Energy Inc.	806,736	23,277,097
		96,812,030

China—1.7%
Baidu Inc. ADR	245,432	28,585,465	(a,h)
Bank of China Ltd.	32,299,775	11,935,770
		40,521,235

Denmark—0.3%
Carlsberg A/S	107,940	7,635,463

France—9.9%
Accor S.A.	60,540	1,539,185
AXA S.A.	1,577,284	20,567,652
BNP Paribas S.A.	822,047	32,387,709	(h)
Cap Gemini S.A.	516,109	16,176,834
Cie Generale d’Optique Essilor International S.A.	521,918	36,959,145
European Aeronautic Defence and Space Company N.V.	397,776	12,470,406
LVMH Moet Hennessy Louis Vuitton S.A.	137,952	19,591,613
Safran S.A.	1,224,527	36,887,126
Schneider Electric S.A.	144,470	7,629,279
Total S.A.	242,032	12,410,657
Vallourec S.A.	344,236	22,414,998
VInci S.A.	388,202	17,013,164
		236,047,768

Germany—9.8%
Adidas AG	320,213	20,892,303
Bayer AG	353,023	22,638,874	(a)
Daimler AG	118,229	5,206,007
Deutsche Boerse AG	231,108	12,153,521	(a)
Fresenius SE & Company KGaA	364,387	33,812,112
Linde AG	357,041	53,278,495
Metro AG	203,426	7,446,984
SAP AG	577,787	30,639,714
Siemens AG	347,490	33,353,901
ThyssenKrupp AG	549,137	12,635,483
		232,057,394

Hong Kong—2.9%
AIA Group Ltd.	10,464,375	32,673,383
Hutchison Whampoa Ltd.	2,564,625	21,562,848
Wharf Holdings Ltd.	3,310,359	15,003,301
		69,239,532

India—1.1%
ICICI Bank Ltd.	827,051	10,647,863
Larsen & Toubro Ltd.	471,133	8,828,254
Power Grid Corporation of India Ltd.	3,663,756	6,905,978
		26,382,095

Ireland—0.9%
WPP PLC	2,134,614	22,409,070

Italy—0.4%
ENI S.p.A	407,142	8,461,788

Japan—12.2%
Daikin Industries Ltd.	663,900	18,189,514
FANUC Corp.	207,600	31,784,871
Fast Retailing Company Ltd.	19,600	3,566,415
Mitsubishi Corp.	1,254,700	25,358,182
Mitsubishi Heavy Industries Ltd.	2,000,000	8,526,124
SMC Corp.	120,700	19,483,936
Softbank Corp.	1,072,989	31,615,104
Sony Financial Holdings Inc.	1,430,900	21,089,688
Sumitomo Realty & Development Company Ltd. (REIT)	1,013,000	17,747,907
Suzuki Motor Corp.	2,262,675	46,818,022
The Bank of Yokohama Ltd.	4,531,452	21,438,115
Toyota Motor Corp.	314,081	10,470,727
Unicharm Corp.	694,700	34,265,486
		290,354,091

Mexico—0.7%
America Movil SAB de C.V. ADR	793,132	17,924,783	(h)

Netherlands—2.8%
ING Groep N.V.	2,723,357	19,656,412	(a)
Koninklijke Ahold N.V.	450,352	6,083,017
Koninklijke Philips Electronics N.V.	610,953	12,911,809
Unilever N.V.	788,978	27,213,307
		65,864,545

Russian Federation—0.3%
Mobile Telesystems OJSC ADR	431,780	6,338,530

Singapore—1.1%
United Overseas Bank Ltd.	2,200,013	25,908,455

South Africa—0.5%
MTN Group Ltd.	622,708	11,086,013

South Korea—3.2%
Hyundai Motor Co.	125,668	23,235,490	(a)
Samsung Electronics Company Ltd.	58,523	53,747,686
		76,983,176

Spain—1.5%
Banco Santander S.A.	2,367,254	18,038,808	(h)
Telefonica S.A.	959,466	16,671,430
		34,710,238

Sweden—1.8%
Hexagon AB	1,147,980	17,231,506
Telefonaktiebolaget LM Ericsson	2,477,752	25,445,092
		42,676,598

Switzerland—7.7%
Credit Suisse Group AG	518,771	12,243,905
Nestle S.A.	1,152,449	66,551,434
Novartis AG	883,323	50,726,602
Syngenta AG	121,936	35,859,694
Zurich Financial Services AG	82,937	18,847,302
		184,228,937

Taiwan—2.2%
Delta Electronics Inc.	3,612,000	8,588,923
Taiwan Semiconductor Manufacturing Company Ltd.	16,465,548	41,219,609
Taiwan Semiconductor Manufacturing Company Ltd. ADR	159,494	2,059,068
		51,867,600

United Kingdom—25.2%
Aggreko PLC	545,351	17,094,686
BG Group PLC	1,509,576	32,293,143	(a)
BHP Billiton PLC	1,589,116	46,367,605	(h)
Diageo PLC	2,292,968	50,120,668
G4S PLC ††	2,785,841	11,767,519
G4S PLC ††	596,497	2,502,530
HSBC Holdings PLC	7,290,139	55,634,046
Lloyds Banking Group PLC	49,127,567	19,778,255	(a)
National Grid PLC	4,489,104	43,603,244
Prudential PLC	4,346,675	43,131,761
Reckitt Benckiser Group PLC	775,900	38,345,287
Rio Tinto PLC	805,033	39,096,945
Royal Dutch Shell PLC	2,312,189	85,198,903
Standard Chartered PLC	1,429,175	31,295,041
Tesco PLC	3,748,401	23,502,545	(h)
The Capita Group PLC	1,054,414	10,299,012
Vodafone Group PLC	17,585,088	48,891,573
		598,922,763

Total Common Stock		2,227,178,425
(Cost $2,338,689,155)

Preferred Stock—1.6%
Volkswagen AG	246,818	37,087,086
(Cost $28,563,444)

Other Investments—0.0%*
GEI Investment Fund		171,275	(k)
(Cost $178,411)

Total Investments in Securities		2,264,436,786
(Cost $2,367,431,010)

Short-Term Investments—4.1%
GE Institutional Money Market Fund Investment Class
0.06%		97,677,208	(d,k)
(Cost $97,677,208)

Total Investments		2,362,113,994
(Cost $2,465,108,218)

Other Assets and Liabilities, net—0.6%		14,571,188

NET ASSETS—100.0%		$2,376,685,182

Other Information

The Fund had the following long futures contracts open at December 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	March 2012	438	$13,123,050	$382,322
FTSE 100 Index Futures	March 2012	137	11,786,796	199,560
Topix Index Futures	March 2012	65	6,150,247	(40,019)

				$541,863

The Fund was invested in the following sectors at December 31, 2011 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Financial Services	9.54%
Integrated Oil & Gas	7.90%
Automobile Manufacturers	5.20%
Wireless Telecommunication Services	4.91%
Diversified Metals & Mining	4.27%
Semiconductors	4.11%
Life & Health Insurance	4.10%
Packaged Foods & Meats	3.97%
Industrial Machinery	3.48%
Pharmaceuticals	3.11%
Household Products	3.07%
Fertilizers & Agricultural Chemicals	2.96%
Industrial Conglomerates	2.87%
Industrial Gases	2.26%
Distillers & Vintners	2.12%
Aerospace & Defense	2.09%
Diversified Support Services	1.91%
Multi-Utilities	1.85%
Apparel, Accessories & Luxury Goods	1.71%
Multi-Line Insurance	1.67%
Healthcare Supplies	1.56%
Healthcare Services	1.43%
Diversified Real Estate Activities	1.39%
Application Software	1.30%
Food Retail	1.25%
Internet Software & Services	1.21%
Construction & Engineering	1.09%
Communications Equipment	1.08%
Trading Companies & Distributors	1.07%
Steel	1.05%
Advertising	0.95%
Gold	0.92%
Regional Banks	0.91%
Building Products	0.77%
Oil & Gas Exploration & Production	0.75%
Electronic Equipment & Instruments	0.73%

Sector	Percentage (based on Fair Value)
Integrated Telecommunication Services	0.71%
IT Consulting & Other Services	0.68%
Security & Alarm Services	0.60%
Diversified Capital Markets	0.52%
Specialized Finance	0.51%
Human Resource & Employment Services	0.44%
Electronic Components	0.36%
Brewers	0.32%
Electrical Components & Equipment	0.32%
Hypermarkets & Super Centers	0.32%
Electric Utilities	0.29%
Apparel Retail	0.15%
Hotels, Resorts & Cruise Lines	0.07%

95.85%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	4.14%
Other Investments	0.01%

4.15%

100.00%

GE Institutional Premier Growth Equity

Schedule of Investments—December 31, 2011 (unaudited)

Common Stock—97.9% †	Number of Shares	Fair Value
Air Freight & Logistics—1.5%
United Parcel Service Inc.	49,465	$3,620,343

Application Software—1.3%
Intuit Inc.	60,459	3,179,539

Asset Management & Custody Banks—2.6%
State Street Corp.	158,292	6,380,751	(e)

Biotechnology—4.3%
Amgen Inc.	96,184	6,175,975
Gilead Sciences Inc.	101,682	4,161,844	(a)
		10,337,819

Broadcasting—2.5%
Discovery Communications Inc.	162,140	6,112,678	(a)

Cable & Satellite—7.2%
DIRECTV	197,866	8,460,750	(a)
Liberty Global Inc.	228,095	9,014,314	(a)
		17,475,064

Casinos & Gaming—1.3%
Las Vegas Sands Corp.	74,199	3,170,523	(a)

Communications Equipment—6.5%
Cisco Systems Inc.	186,873	3,378,664
Qualcomm Inc.	226,995	12,416,627
		15,795,291

Computer Hardware—5.4%
Apple Inc.	32,460	13,146,300	(a)

Data Processing & Outsourced Services—12.3%
Paychex Inc.	247,331	7,447,136
The Western Union Co.	604,589	11,039,795
Visa Inc.	112,674	11,439,791
		29,926,722

Fertilizers & Agricultural Chemicals—3.1%
Monsanto Co.	105,527	7,394,277

Healthcare Equipment—3.5%
Covidien PLC	189,595	8,533,671

Healthcare Services—5.2%
Express Scripts Inc.	211,605	9,456,628	(a)
LIncare Holdings Inc.	123,665	3,179,427
		12,636,055

Home Improvement Retail—2.7%
Lowe’s Companies Inc.	252,828	6,416,775

Homefurnishing Retail—2.2%
Bed Bath & Beyond Inc.	91,788	5,320,950	(a,h)

Hotels, Resorts & Cruise Lines—1.8%
Carnival Corp.	131,911	4,305,575

Industrial Machinery—3.0%
Dover Corp.	127,513	7,402,130

Internet Retail—1.0%
Amazon.com Inc.	14,565	2,521,202	(a)

Internet Software & Services—6.8%
Baidu Inc. ADR	64,880	7,556,574	(a)
eBay Inc.	294,049	8,918,506	(a)
		16,475,080

Investment Banking & Brokerage—1.9%
The Goldman Sachs Group Inc.	52,214	4,721,712

Oil & Gas Equipment & Services—5.7%
Halliburton Co.	65,953	2,276,038
Schlumberger Ltd.	167,635	11,451,147
		13,727,185

Real Estate Services—1.0%
CBRE Group Inc. (REIT)	159,392	2,425,946	(a)

Soft Drinks—3.9%
PepsiCo Inc.	142,903	9,481,614

Specialized Finance—3.8%
CME Group Inc.	37,375	9,107,166

Specialty Stores—1.3%
Dick’s Sporting Goods Inc.	87,940	3,243,227

Systems Software—2.1%
Microsoft Corp.	195,117	5,065,237

Wireless Telecommunication Services—4.0%
American Tower Corp.	162,140	9,730,021	(a)

Total Common Stock		237,652,853
(Cost $207,446,254)

Other Investments—0.0%*
GEI Investment Fund		117,510	(k)
(Cost $122,406)

Total Investments in Securities		237,770,363
(Cost $207,568,660)

Short-Term Investments—2.0%
GE Institutional Money Market Fund Investment Class
0.06%		4,755,742	(d,k)
(Cost $4,755,742)

Total Investments		242,526,105
(Cost $212,324,402)

Other Assets and Liabilities, net—0.1%		319,368

NET ASSETS—100.0%		$242,845,473

Other Information

The Fund had the following short futures contracts open at December 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	March 2012	42	$(2,630,460)	$(82,331)

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—December 31, 2011 (unaudited)

Common Stock - 96.5% †	Number of Shares	Fair Value
Advertising—2.0%
Omnicom Group Inc.	96,811	$4,315,834

Aerospace & Defense—1.9%
Honeywell International Inc.	65,885	3,580,850
Rockwell Collins Inc.	10,084	558,351
		4,139,201

Agricultural Products—1.3%
Archer-Daniels-Midland Co.	97,483	2,788,014

Air Freight & Logistics—2.1%
FedEx Corp.	26,892	2,245,751
United Parcel Service Inc.	30,926	2,263,474
		4,509,225

Asset Management & Custody Banks—4.1%
Ameriprise Financial Inc.	67,230	3,337,297
Invesco Ltd.	123,703	2,485,193
State Street Corp.	75,297	3,035,222	(e)
		8,857,712

Auto Parts & Equipment—0.5%
Johnson Controls Inc.	35,633	1,113,888

Biotechnology—1.6%
Amgen Inc.	53,784	3,453,471	(h)

Brewers—0.6%
Molson Coors Brewing Co.	30,253	1,317,216

Coal & Consumable Fuels—0.0%*
Peabody Energy Corp.	3,124	103,436

Communications Equipment—3.0%
Cisco Systems Inc.	361,025	6,527,332	(h)

Computer Hardware—3.8%
Apple Inc.	17,816	7,215,480	(a,h)
Hewlett-Packard Co.	40,338	1,039,107
		8,254,587

Construction & Farm Machinery & Heavy Trucks—0.2%
Deere & Co.	6,722	519,947

Consumer Finance—1.7%
American Express Co.	62,524	2,949,257
Discover Financial Services	31,006	744,144
		3,693,401

Data Processing & Outsourced Services—0.8%
The Western Union Co.	97,483	1,780,040

Department Stores—0.8%
Macy’s Inc.	56,431	1,815,950

Diversified Financial Services—4.0%
Bank of America Corp.	223,244	1,241,237
Comerica Inc.	42,355	1,092,759
JPMorgan Chase & Co.	100,844	3,353,063
Wells Fargo & Co.	107,568	2,964,574
		8,651,633

Diversified Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold Inc.	38,993	1,434,552

Drug Retail—1.4%
CVS Caremark Corp.	72,608	2,960,954

Electric Utilities—1.9%
FirstEnergy Corp.	37,918	1,679,767
NextEra Energy Inc.	41,682	2,537,600
		4,217,367

Electrical Components & Equipment—0.6%
Cooper Industries PLC	24,203	1,310,592

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc.	36,976	1,526,369

General Merchandise Stores—1.1%
Target Corp.	47,061	2,410,464

Healthcare Equipment—2.6%
Baxter International Inc.	24,805	1,227,351
Covidien PLC	97,979	4,410,035
		5,637,386

Healthcare Facilities—0.6%
HCA Holdings Inc.	57,145	1,258,904	(a)

Healthcare Services—1.7%
DaVita Inc.	7,395	560,615	(a)
Express Scripts Inc.	55,802	2,493,791	(a)
Omnicare Inc.	20,169	694,822
		3,749,228

Heavy Electrical Equipment—0.4%
ABB Ltd. ADR	40,339	759,583

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	38,251	970,810

Household Products—1.2%
The Procter & Gamble Co.	40,338	2,690,948

Independent Power Producers & Energy Traders—2.1%
Calpine Corp.	107,568	1,756,585	(a)
The AES Corp.	228,581	2,706,399	(a)
		4,462,984

Industrial Conglomerates—0.5%
Siemens AG ADR	10,757	1,028,477

Industrial Machinery—0.1%
Eaton Corp.	5,378	234,104

Insurance Brokers—0.6%
Marsh & McLennan Companies Inc.	43,027	1,360,514

Integrated Oil & Gas—5.7%
Chevron Corp.	58,291	6,202,162
Exxon Mobil Corp.	34,107	2,890,909	(h)
Hess Corp.	30,926	1,756,597
Occidental Petroleum Corp.	15,813	1,481,678
		12,331,346

Integrated Telecommunication Services—1.9%
AT&T Inc.	84,037	2,541,279
Verizon Communications Inc.	38,993	1,564,399
		4,105,678

IT Consulting & Other Services—2.3%
International Business Machines Corp.	26,892	4,944,901	(h)

Life & Health Insurance—2.0%
MetLife Inc.	57,145	1,781,781
Prudential Financial Inc.	49,610	2,486,453
		4,268,234

Life Sciences Tools & Services—0.7%
PerkinElmer Inc.	70,592	1,411,840

Managed Healthcare—0.3%
UnitedHealth Group Inc.	10,756	545,114

Movies & Entertainment—4.4%
The Walt Disney Co.	100,845	3,781,688
Time Warner Inc.	159,873	5,777,810
		9,559,498

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	33,615	546,244

Multi-Utilities—0.9%
Dominion Resources Inc.	26,891	1,427,374
Public Service Enterprise Group Inc.	17,363	573,153
		2,000,527

Oil & Gas Equipment & Services—1.6%
National Oilwell Varco Inc.	10,542	716,751
Schlumberger Ltd.	40,338	2,755,489
		3,472,240

Oil & Gas Exploration & Production—2.1%
Anadarko Petroleum Corp.	43,027	3,284,251
Southwestern Energy Co.	41,682	1,331,323	(a)
		4,615,574

Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	32,246	1,073,469

Oil & Gas Storage & Transportation—1.6%
El Paso Corp.	53,784	1,429,041
Spectra Energy Corp.	33,615	1,033,661
The Williams Companies Inc.	33,616	1,110,000
		3,572,702

Packaged Foods & Meats—3.9%
ConAgra Foods Inc.	63,868	1,686,115
Kraft Foods Inc.	155,030	5,791,921
Nestle S.A. ADR	16,807	969,932
		8,447,968

Pharmaceuticals—5.9%
Bristol-Myers Squibb Co.	33,615	1,184,593
Johnson & Johnson	37,649	2,469,021
Novartis AG ADR	41,548	2,375,299
Pfizer Inc.	310,061	6,709,720
		12,738,633

Property & Casualty Insurance—3.4%
ACE Ltd.	70,591	4,949,841
The Chubb Corp.	35,161	2,433,844
		7,383,685

Reinsurance—1.5%
PartnerRe Ltd.	27,905	1,791,780
RenaissanceRe Holdings Ltd.	18,152	1,349,964
		3,141,744

Research & Consulting Services—0.5%
Nielsen Holdings N.V.	37,207	1,104,676	(a)

Semiconductors—2.7%
Altera Corp.	32,270	1,197,217
Intel Corp.	67,230	1,630,328
Microchip Technology Inc.	24,203	886,556
Texas Instruments Inc.	73,953	2,152,772
		5,866,873

Soft Drinks—2.7%
Coca-Cola Enterprises Inc.	73,953	1,906,508
PepsiCo Inc.	60,507	4,014,640
		5,921,148

Specialty Chemicals—0.1%
Celanese Corp.	4,033	178,541

Steel—1.0%
Allegheny Technologies Inc.	47,061	2,249,516

Systems Software—5.2%
Microsoft Corp.	275,642	7,155,667	(h)
Oracle Corp.	160,007	4,104,180	(h)
		11,259,847

Thrifts & Mortgage Finance—0.3%
People’s United Financial Inc.	53,784	691,124

Total Common Stock		209,285,245
(Cost $197,178,164)

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	48,559	631,267	(n)
Industrial Select Sector SPDR Fund	75,262	2,540,093	(h,n)

Total Exchange Traded Funds		3,171,360
(Cost $3,014,012)

Other Investments—0.0%*
GEI Investment Fund		16,384	(k)
(Cost $17,067)

Total Investments in Securities		212,472,989
(Cost $200,209,243)

Short-Term Investments—1.9%
GE Institutional Money Market Fund Investment Class
0.06%		4,186,463	(d,k)
(Cost $4,186,463)

Total Investments		216,659,452
(Cost $204,395,706)

Other Assets and Liabilities, net—0.1%		240,507

NET ASSETS—100.0%		$216,899,959

Other Information

The Fund had the following long futures contracts open at December 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 E Mini Index Futures	March 2012	43	$2,693,090	$67,664

GE Institutional U.S. Equity Fund

Schedule of Investments—December 31, 2011 (unaudited)

Common Stock—92.9% †	Number of Shares	Fair Value
Advertising—1.4%
Omnicom Group Inc.	183,066	$8,161,082

Aerospace & Defense—3.1%
CAE Inc.	202,522	1,967,044
Hexcel Corp.	66,437	1,608,440	(a)
Honeywell International Inc.	180,125	9,789,794
Rockwell Collins Inc.	62,997	3,488,144
United Technologies Corp.	15,954	1,166,078
		18,019,500

Agricultural Products—0.7%
Archer-Daniels-Midland Co.	141,316	4,041,638

Air Freight & Logistics—1.3%
FedEx Corp.	44,932	3,752,271
United Parcel Service Inc.	56,532	4,137,577
		7,889,848

Asset Management & Custody Banks—2.9%
Ameriprise Financial Inc.	72,461	3,596,964
Invesco Ltd.	217,437	4,368,309
State Street Corp.	226,135	9,115,502	(e)
		17,080,775

Auto Parts & Equipment—0.2%
Johnson Controls Inc.	38,414	1,200,822

Automotive Retail—0.2%
O’Reilly Automotive Inc.	13,161	1,052,222	(a)

Biotechnology—3.5%
Amgen Inc.	155,119	9,960,191	(h)
Gilead Sciences Inc.	259,312	10,613,640	(a)
		20,573,831

Brewers—0.2%
Molson Coors Brewing Co.	32,603	1,419,535

Cable & Satellite—1.0%
DIRECTV	100,077	4,279,293	(a)
Liberty Global Inc.	29,574	1,168,764	(a)
Sirius XM Radio Inc.	133,670	243,279	(a)
		5,691,336

Casinos & Gaming—0.7%
Las Vegas Sands Corp.	89,384	3,819,378	(a)

Coal & Consumable Fuels—0.0%*
Peabody Energy Corp.	3,366	111,448

Communications Equipment—4.9%
Cisco Systems Inc.	778,656	14,078,100	(h)
Qualcomm Inc.	270,798	14,812,651
		28,890,751

Computer Hardware—5.1%
Apple Inc.	70,704	28,635,120	(a,h)
Hewlett-Packard Co.	43,472	1,119,839
		29,754,959

Construction & Farm Machinery & Heavy Trucks—0.1%
Deere & Co.	7,242	560,169

Consumer Finance—1.1%
American Express Co.	114,169	5,385,352
Discover Financial Services	33,415	801,960
		6,187,312

Data Processing & Outsourced Services—2.6%
The Western Union Co.	226,763	4,140,692
Visa Inc.	106,824	10,845,841
		14,986,533

Department Stores—0.3%
Macy’s Inc.	60,820	1,957,188

Diversified Financial Services—2.8%
Bank of America Corp.	494,343	2,748,547
Comerica Inc.	45,662	1,178,080
JPMorgan Chase & Co.	273,051	9,078,946
Wells Fargo & Co.	115,948	3,195,527
		16,201,100

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	59,425	2,186,246

Drug Retail—0.5%
CVS Caremark Corp.	78,261	3,191,484

Electric Utilities—1.0%
FirstEnergy Corp.	40,867	1,810,408
ITC Holdings Corp.	15,118	1,147,154
NextEra Energy Inc.	44,921	2,734,790
		5,692,352

Electrical Components & Equipment—0.5%
Cooper Industries PLC	55,811	3,022,166

Fertilizers & Agricultural Chemicals—1.5%
Monsanto Co.	100,629	7,051,074
Potash Corporation of Saskatchewan Inc.	39,861	1,645,462
		8,696,536

General Merchandise Stores—1.6%
Target Corp.	188,683	9,664,343

Healthcare Equipment—2.4%
Baxter International Inc.	26,733	1,322,749
Covidien PLC	236,512	10,645,405
ResMed Inc.	85,471	2,170,963	(a)
		14,139,117

Healthcare Facilities—0.2%
HCA Holdings Inc.	61,588	1,356,784	(a)

Healthcare Services—2.4%
DaVita Inc.	7,972	604,357	(a)
Express Scripts Inc.	278,641	12,452,466	(a)
Omnicare Inc.	21,729	748,564
		13,805,387

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	43,488	818,879

Home Improvement Retail—0.8%
Lowe’s Companies Inc.	41,251	1,046,950
The Home Depot Inc.	80,196	3,371,440
		4,418,390

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	54,601	1,782,177

Household Products—0.9%
The Procter & Gamble Co.	83,577	5,575,422

Independent Power Producers & Energy Traders—1.1%
Calpine Corp.	115,935	1,893,219	(a)
The AES Corp.	388,441	4,599,141	(a)
		6,492,360

Industrial Conglomerates—0.2%
Siemens AG ADR	11,625	1,111,466

Industrial Gases—1.3%
Praxair Inc.	72,447	7,744,584

Industrial Machinery—0.0%*
Eaton Corp.	5,796	252,300

Insurance Brokers—0.4%
Marsh & McLennan Companies Inc.	68,131	2,154,302

Integrated Oil & Gas—4.6%
Chevron Corp.	89,645	9,538,228
Exxon Mobil Corp.	91,200	7,730,112	(h)
Hess Corp.	58,670	3,332,456
Occidental Petroleum Corp.	38,429	3,600,797
Suncor Energy Inc.	106,891	3,081,668
		27,283,261

Integrated Telecommunication Services—0.8%
AT&T Inc.	90,565	2,738,686
Verizon Communications Inc.	42,013	1,685,562
		4,424,248

Internet Retail—0.3%
Amazon.com Inc.	10,244	1,773,236	(a)

Internet Software & Services—4.5%
Baidu Inc. ADR	76,961	8,963,648	(a)
Equinix Inc.	46,681	4,733,453	(a)
Google Inc.	19,639	12,684,830	(a)
		26,381,931

Investment Banking & Brokerage—1.1%
The Goldman Sachs Group Inc.	70,664	6,390,146

IT Consulting & Other Services—2.1%
Cognizant Technology Solutions Corp.	68,857	4,428,194	(a)
International Business Machines Corp.	43,120	7,928,906
		12,357,100

Life & Health Insurance—1.0%
MetLife Inc.	61,594	1,920,501
Prudential Financial Inc.	81,935	4,106,582
		6,027,083

Life Sciences Tools & Services—0.8%
PerkinElmer Inc.	180,301	3,606,020
Thermo Fisher Scientific Inc.	27,541	1,238,519	(a)
		4,844,539

Managed Healthcare—0.1%
UnitedHealth Group Inc.	11,597	587,736

Movies & Entertainment—2.1%
The Walt Disney Co.	170,318	6,386,925
Time Warner Inc.	172,306	6,227,139
		12,614,064

Multi-Line Insurance—0.2%
Hartford Financial Services Group Inc.	86,971	1,413,279

Multi-Utilities—0.4%
Dominion Resources Inc.	28,974	1,537,940
Public Service Enterprise Group Inc.	18,713	617,716
		2,155,656

Oil & Gas Equipment & Services—2.7%
National Oilwell Varco Inc.	22,886	1,556,019
Schlumberger Ltd.	212,922	14,544,702
		16,100,721

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	117,572	8,974,271
Apache Corp.	21,360	1,934,789
Southwestern Energy Co.	77,973	2,490,458	(a)
		13,399,518

Oil & Gas Refining & Marketing—0.2%
Marathon Petroleum Corp.	34,752	1,156,894

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	57,935	1,539,333
Spectra Energy Corp.	36,228	1,114,011
The Williams Companies Inc.	36,240	1,196,645
		3,849,989

Packaged Foods & Meats—2.1%
ConAgra Foods Inc.	108,925	2,875,620
Kraft Foods Inc.	221,240	8,265,526
Nestle S.A. ADR	18,116	1,045,474
		12,186,620

Pharmaceuticals—3.7%
Bristol-Myers Squibb Co.	86,965	3,064,647
Johnson & Johnson	95,169	6,241,183
Novartis AG ADR	44,779	2,560,015
Pfizer Inc.	334,163	7,231,287
Teva Pharmaceutical Industries Ltd. ADR	63,492	2,562,537
		21,659,669

Property & Casualty Insurance—1.9%
ACE Ltd.	118,582	8,314,970
The Chubb Corp.	37,892	2,622,884
		10,937,854

Reinsurance—0.6%
PartnerRe Ltd.	30,068	1,930,666
RenaissanceRe Holdings Ltd.	19,564	1,454,975
		3,385,641

Research & Consulting Services—0.2%
Nielsen Holdings N.V.	40,103	1,190,658	(a)

Security & Alarm Services—0.3%
Corrections Corporation of America	74,817	1,524,022	(a)

Semiconductors—1.2%
Altera Corp.	34,781	1,290,375
Intel Corp.	72,466	1,757,301
Microchip Technology Inc.	25,981	951,684
Texas Instruments Inc.	103,767	3,020,657
		7,020,017

Soft Drinks—2.5%
Coca-Cola Enterprises Inc.	79,728	2,055,388
PepsiCo Inc.	194,412	12,899,236
		14,954,624

Specialized Finance—1.1%
CME Group Inc.	26,065	6,351,259

Specialty Chemicals—0.0%*
Celanese Corp.	4,344	192,309

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	53,464	1,971,752

Steel—1.6%
Allegheny Technologies Inc.	198,255	9,476,589

Systems Software—3.7%
Microsoft Corp.	484,703	12,582,890	(h)
Oracle Corp.	355,208	9,111,085
		21,693,975

Thrifts & Mortgage Finance—0.1%
People’s United Financial Inc.	57,984	745,094

Wireless Telecommunication Services—2.0%
American Tower Corp.	120,534	7,233,244	(a)
NII Holdings Inc.	215,758	4,595,645	(a)
		11,828,889

Total Common Stock		545,582,095
(Cost $528,565,837)

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	135,825	1,765,725	(n)
Industrial Select Sector SPDR Fund	245,630	8,290,012	(n)

Total Exchange Traded Funds		10,055,737
(Cost $11,904,520)

Other Investments—0.0%*
GEI Investment Fund		61,023	(k)
(Cost $63,565)

Total Investments in Securities		555,698,855
(Cost $540,533,922)

Short-Term Investments—5.3%
GE Institutional Money Market Fund Investment Class
0.06%	31,054,015	(d,k)
(Cost $31,054,015)

Total Investments	586,752,870
(Cost $571,587,937)

Other Assets and Liabilities, net—0.1%	466,843

NET ASSETS—100.0%	$587,219,713

Other Information

The Fund had the following long futures contracts open at December 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2012	368	$23,047,840	$592,464

GE Institutional S&P 500 Index Fund

Schedule of Investments—December 31, 2011 (unaudited)

Common Stock—98.6% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	718	$32,008
The Interpublic Group of Companies Inc.	1,248	12,143
		44,151

Aerospace & Defense—2.6%
General Dynamics Corp.	891	59,171
Goodrich Corp.	319	39,460
Honeywell International Inc.	1,982	107,722
L-3 Communications Holdings Inc.	271	18,070
Lockheed Martin Corp.	677	54,769
Northrop Grumman Corp.	639	37,369
Precision Castparts Corp.	355	58,500
Raytheon Co.	866	41,897
Rockwell Collins Inc.	393	21,760
Textron Inc.	705	13,035
The Boeing Co.	1,875	137,531
United Technologies Corp.	2,294	167,668
		756,952

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	1,660	47,476

Air Freight & Logistics—1.0%
CH Robinson Worldwide Inc.	416	29,028
Expeditors International of Washington Inc.	542	22,200
FedEx Corp.	782	65,305
United Parcel Service Inc.	2,476	181,218
		297,751

Airlines—0.1%
Southwest Airlines Co.	2,021	17,300

Aluminum—0.1%
Alcoa Inc.	2,716	23,493

Apparel Retail—0.5%
Abercrombie & Fitch Co.	224	10,940
Ltd Brands Inc.	601	24,250
Ross Stores Inc.	598	28,423
The Gap Inc.	829	15,378
TJX Companies Inc.	938	60,548
Urban Outfitters Inc.	318	8,764	(a)
		148,303

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	709	43,277
Ralph Lauren Corp.	164	22,645
VF Corp.	223	28,319
		94,241

Application Software—0.5%
Adobe Systems Inc.	1,206	34,094	(a)
Autodesk Inc.	590	17,895	(a)
Citrix Systems Inc.	480	29,146	(a)
Intuit Inc.	744	39,127
Salesforce.com Inc.	333	33,786	(a)
		154,048

Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	573	28,444
BlackRock Inc.	256	45,629
Federated Investors Inc.	238	3,606
Franklin Resources Inc.	356	34,197
Invesco Ltd.	1,180	23,706
Legg Mason Inc.	299	7,191
Northern Trust Corp.	617	24,470
State Street Corp.	1,239	49,944	(e)
T Rowe Price Group Inc.	626	35,651
The Bank of New York Mellon Corp.	3,037	60,467
		313,305

Auto Parts & Equipment—0.2%
Borgwarner Inc.	300	19,122	(a)
Johnson Controls Inc.	1,672	52,267
		71,389

Automobile Manufacturers—0.4%
Ford Motor Co.	9,629	103,608	(a)

Automotive Retail—0.2%
AutoNation Inc.	103	3,798	(a)
AutoZone Inc.	70	22,748	(a)
CarMax Inc.	577	17,587	(a)
O’Reilly Automotive Inc.	310	24,785	(a)
		68,918

Biotechnology—1.2%
Amgen Inc.	1,963	126,044
Biogen Idec Inc.	598	65,810	(a)
Celgene Corp.	1,133	76,591	(a)
Gilead Sciences Inc.	1,905	77,972	(a)
		346,417

Brewers—0.1%
Molson Coors Brewing Co.	406	17,677

Broadcasting—0.3%
CBS Corp.	1,707	46,328
Discovery Communications Inc.	665	27,245	(a)
Scripps Networks Interactive Inc.	232	9,841
		83,414

Building Products—0.0%*
Masco Corp.	914	9,579

Cable & Satellite—1.0%
Cablevision Systems Corp.	588	8,361
Comcast Corp.	6,946	164,690
DIRECTV	1,825	78,037	(a)
Time Warner Cable Inc.	799	50,792
		301,880

Casinos & Gaming—0.1%
International Game Technology	766	13,175
Wynn Resorts Ltd.	194	21,435
		34,610

Coal & Consumable Fuels—0.2%
Alpha Natural Resources Inc.	578	11,809	(a)
Consol Energy Inc.	579	21,249
Peabody Energy Corp.	691	22,879
		55,937

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	479	6,912

Communications Equipment—2.1%
Cisco Systems Inc.	13,564	245,237	(h)
F5 Networks Inc.	207	21,967	(a)
Harris Corp.	325	11,713
JDS Uniphase Corp.	579	6,045	(a)
Juniper Networks Inc.	1,361	27,778	(a)
Motorola Mobility Holdings Inc.	634	24,599	(a)
Motorola Solutions Inc.	699	32,357
QUALCOMM Inc.	4,235	231,655
		601,351

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	729	17,037
GameStop Corp.	361	8,711	(a)
		25,748

Computer Hardware—3.9%
Apple Inc.	2,352	952,560	(a)
Dell Inc.	3,820	55,887	(a)
Hewlett-Packard Co.	5,042	129,882
		1,138,329

Computer Storage & Peripherals—0.7%
EMC Corp.	5,224	112,525	(a)
Lexmark International Inc.	202	6,680
NetApp Inc.	939	34,058	(a)
SanDisk Corp.	609	29,969	(a)
Western Digital Corp.	593	18,353	(a)
		201,585

Construction & Engineering—0.2%
Fluor Corp.	445	22,361
Jacobs Engineering Group Inc.	324	13,148	(a)
Quanta Services Inc.	552	11,890	(a)
		47,399

Construction & Farm Machinery & Heavy Trucks—1.1%
Caterpillar Inc.	1,632	147,859
Cummins Inc.	478	42,074
Deere & Co.	1,022	79,052
Joy Global Inc.	268	20,092
PACCAR Inc.	933	34,960
		324,037

Construction Materials—0.0%*
Vulcan Materials Co.	330	12,985

Consumer Electronics—0.0%*
Harman International Industries Inc.	178	6,771

Consumer Finance—0.7%
American Express Co.	2,527	119,199	(h)
Capital One Financial Corp.	1,129	47,745
Discover Financial Services	1,393	33,432
SLM Corp.	1,346	18,036
		218,412

Data Processing & Outsourced Services—1.4%
Automatic Data Processing Inc.	1,207	65,190
Computer Sciences Corp.	396	9,385
Fidelity National Information Services Inc.	589	15,662
Fiserv Inc.	367	21,558	(a)
Mastercard Inc.	270	100,661
Paychex Inc.	822	24,750
The Western Union Co.	1,614	29,472
Total System Services Inc.	413	8,078
Visa Inc.	1,294	131,380
		406,136

Department Stores—0.3%
JC Penney Company Inc.	334	11,740
Kohl’s Corp.	618	30,498
Macy’s Inc.	1,090	35,076
Nordstrom Inc.	428	21,276
Sears Holdings Corp.	110	3,496
		102,086

Distillers & Vintners—0.2%
Beam Inc.	394	20,185
Brown-Forman Corp.	263	21,174
Constellation Brands Inc.	457	9,446	(a)
		50,805

Distributors—0.1%
Genuine Parts Co.	402	24,602

Diversified Chemicals—0.9%
Eastman Chemical Co.	362	14,140
EI du Pont de Nemours & Co.	2,361	108,087
FMC Corp.	183	15,745
PPG Industries Inc.	404	33,730
The Dow Chemical Co.	2,918	83,922
		255,624

Diversified Financial Services—4.0%
Bank of America Corp.	25,606	142,369	(h)
Citigroup Inc.	7,363	193,721
Comerica Inc.	513	13,235
JPMorgan Chase & Co.	9,624	319,998
US Bancorp	4,860	131,463
Wells Fargo & Co.	13,299	366,520
		1,167,306

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	2,345	86,273
Titanium Metals Corp.	230	3,445
		89,718

Diversified REITs—0.1%
Vornado Realty Trust	451	34,664

Diversified Support Services—0.1%
Cintas Corp.	288	10,025
Iron Mountain Inc.	512	15,770
		25,795

Drug Retail—0.7%
CVS Caremark Corp.	3,301	134,615
Walgreen Co.	2,235	73,889
		208,504

Education Services—0.1%
Apollo Group Inc.	311	16,754	(a)
DeVry Inc.	156	6,000
		22,754

Electric Utilities—2.0%
American Electric Power Company Inc.	1,230	50,811
Duke Energy Corp.	3,285	72,270
Edison International	832	34,445
Entergy Corp.	454	33,165
Exelon Corp.	1,636	70,953
FirstEnergy Corp.	1,027	45,496
NextEra Energy Inc.	1,040	63,315
Northeast Utilities	451	16,268
Pepco Holdings Inc.	576	11,693
Pinnacle West Capital Corp.	278	13,394
PPL Corp.	1,473	43,336
Progress Energy Inc.	752	42,127
The Southern Co.	2,174	100,634
		597,907

Electrical Components & Equipment—0.5%
Cooper Industries PLC	400	21,660
Emerson Electric Co.	1,842	85,819
Rockwell Automation Inc.	368	27,000
Roper Industries Inc.	245	21,283
		155,762

Electronic Components—0.2%
Amphenol Corp.	408	18,519
Corning Inc.	3,870	50,233
		68,752

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	408	10,229

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	502	9,869
Molex Inc.	355	8,470
TE Connectivity Ltd.	1,100	33,891
		52,230

Environmental & Facilities Services—0.3%
Republic Services Inc.	772	21,269
Stericycle Inc.	219	17,064	(a)
Waste Management Inc.	1,211	39,612
		77,945

Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	182	26,386
Monsanto Co.	1,355	94,945
The Mosaic Co.	777	39,184
		160,515

Food Distributors—0.1%
Sysco Corp.	1,452	42,587

Food Retail—0.3%
Safeway Inc.	904	19,020
SUPERVALU Inc.	542	4,401
The Kroger Co.	1,548	37,493
Whole Foods Market Inc.	383	26,649
		87,563

Footwear—0.3%
NIKE Inc.	939	90,491

Gas Utilities—0.1%
AGL Resources Inc.	300	12,678
ONEOK Inc.	249	21,586
		34,264

General Merchandise Stores—0.5%
Big Lots Inc.	146	5,513	(a)
Dollar Tree Inc.	300	24,933	(a)
Family Dollar Stores Inc.	312	17,990
Target Corp.	1,670	85,537
		133,973

Gold—0.2%
Newmont Mining Corp.	1,221	73,272

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	699	25,996
Cardinal Health Inc.	843	34,234
McKesson Corp.	605	47,136
Patterson Companies Inc.	245	7,232
		114,598

Healthcare Equipment—1.7%
Baxter International Inc.	1,403	69,420
Becton Dickinson and Co.	533	39,826
Boston Scientific Corp.	3,901	20,831	(a)
CareFusion Corp.	570	14,484	(a)
Covidien PLC	1,215	54,687
CR Bard Inc.	219	18,725
Edwards Lifesciences Corp.	293	20,715	(a)
Intuitive Surgical Inc.	96	44,449	(a)
Medtronic Inc.	2,612	99,909
St Jude Medical Inc.	840	28,812
Stryker Corp.	808	40,166
Varian Medical Systems Inc.	299	20,072	(a)
Zimmer Holdings Inc.	490	26,176	(a)
		498,272

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	1,250	6,413	(a)

Healthcare Services—0.6%
DaVita Inc.	244	18,498	(a)
Express Scripts Inc.	1,202	53,717	(a)
Laboratory Corporation of America Holdings	256	22,008	(a)
Medco Health Solutions Inc.	948	52,993	(a)
Quest Diagnostics Inc.	402	23,340
		170,556

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	359	12,561

Healthcare Technology—0.1%
Cerner Corp.	369	22,601

Home Entertainment Software—0.1%
Electronic Arts Inc.	849	17,489	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	365	8,410

Home Improvement Retail—0.8%
Lowe’s Companies Inc.	3,111	78,957
Orchard Supply Hardware Stores Corp.	4	30	(q)
The Home Depot Inc.	3,952	166,142
		245,129

Homebuilding—0.1%
DR Horton Inc.	717	9,041
Lennar Corp.	410	8,056
Pulte Group Inc.	860	5,427	(a)
		22,524

Homefurnishing Retail—0.1%
Bed Bath & Beyond Inc.	598	34,666	(a)

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	1,131	36,916
Marriott International Inc.	645	18,815
Starwood Hotels & Resorts Worldwide Inc.	498	23,889
Wyndham Worldwide Corp.	360	13,619
		93,239

Household Appliances—0.0%*
Whirlpool Corp.	195	9,253

Household Products—2.3%
Colgate-Palmolive Co.	1,232	113,824
Kimberly-Clark Corp.	967	71,133
The Clorox Co.	340	22,630
The Procter & Gamble Co.	6,917	461,433
		669,020

Housewares & Specialties—0.0%*
Newell Rubbermaid Inc.	743	11,999

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	375	10,673

Hypermarkets & Super Centers—1.2%
Costco Wholesale Corp.	1,083	90,236
Wal-Mart Stores Inc.	4,431	264,797
		355,033

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group Inc.	512	20,311
NRG Energy Inc.	615	11,144	(a)
The AES Corp.	1,677	19,856	(a)
		51,311

Industrial Conglomerates—2.5%
3M Co.	1,793	146,542
Danaher Corp.	1,404	66,044
General Electric Co.	26,686	477,946	(h,l)
Tyco International Ltd.	1,142	53,343
		743,875

Industrial Gases—0.5%
Air Products & Chemicals Inc.	523	44,554
Airgas Inc.	178	13,898
Praxair Inc.	746	79,747
		138,199

Industrial Machinery—0.9%
Dover Corp.	476	27,632
Eaton Corp.	871	37,915
Flowserve Corp.	143	14,203
Illinois Tool Works Inc.	1,209	56,472
Ingersoll-Rand PLC	756	23,035
Pall Corp.	296	16,916
Parker Hannifin Corp.	378	28,823
Snap-on Inc.	149	7,542
Stanley Black & Decker Inc.	429	29,000
Xylem Inc./NY	470	12,074
		253,612

Industrial REITs—0.1%
ProLogis Inc.	1,160	33,164

Insurance Brokers—0.3%
Aon Corp.	799	37,393
Marsh & McLennan Companies Inc.	1,327	41,960
		79,353

Integrated Oil & Gas—7.1%
Chevron Corp.	5,041	536,362
ConocoPhillips	3,362	244,989
Exxon Mobil Corp.	12,127	1,027,885	(h)
Hess Corp.	743	42,202
Murphy Oil Corp.	494	27,536
Occidental Petroleum Corp.	2,051	192,179
		2,071,153

Integrated Telecommunication Services—2.8%
AT&T Inc.	14,918	451,120	(h)
CenturyLink Inc.	1,517	56,432
Frontier Communications Corp.	2,541	13,086
Verizon Communications Inc.	7,135	286,256
Windstream Corp.	1,302	15,285
		822,179

Internet Retail—0.8%
Amazon.com Inc.	916	158,560	(a)
Expedia Inc.	254	7,371
Netflix Inc.	139	9,631	(a)
priceline.com Inc.	123	57,528	(a)
Tripadvisor Inc.	254	6,403	(a)
		239,493

Internet Software & Services—2.0%
Akamai Technologies Inc.	477	15,398	(a)
eBay Inc.	2,836	86,016	(a)
Google Inc.	634	409,501	(a)
VeriSign Inc.	430	15,360
Yahoo! Inc.	3,102	50,035	(a)
		576,310

Investment Banking & Brokerage—0.7%
E*Trade Financial Corp.	643	5,118	(a)
Morgan Stanley	3,655	55,300
The Charles Schwab Corp.	2,627	29,580
The Goldman Sachs Group Inc.	1,230	111,229
		201,227

IT Consulting & Other Services—2.4%
Accenture PLC	1,594	84,849
Cognizant Technology Solutions Corp.	747	48,040	(a)
International Business Machines Corp.	2,975	547,043	(h)
SAIC Inc.	712	8,750	(a)
Teradata Corp.	431	20,908	(a)
		709,590

Leisure Products—0.1%
Hasbro Inc.	282	8,993
Mattel Inc.	887	24,623
		33,616

Life & Health Insurance—0.9%
Aflac Inc.	1,148	49,662
LIncoln National Corp.	800	15,536
MetLife Inc.	2,614	81,505
PrIncipal Financial Group Inc.	820	20,172
Prudential Financial Inc.	1,198	60,044
Torchmark Corp.	245	10,631
Unum Group	786	16,561
		254,111

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	889	31,053	(a)
Life Technologies Corp.	456	17,743	(a)
PerkinElmer Inc.	288	5,760
Thermo Fisher Scientific Inc.	937	42,137	(a)
Waters Corp.	234	17,328	(a)
		114,021

Managed Healthcare—1.1%
Aetna Inc.	912	38,477
Cigna Corp.	691	29,022
Coventry Healthcare Inc.	378	11,480	(a)
Humana Inc.	408	35,745
UnitedHealth Group Inc.	2,723	138,002
WellPoint Inc.	889	58,896
		311,622

Metal & Glass Containers—0.1%
Ball Corp.	429	15,320
Owens-Illinois Inc.	419	8,120	(a)
		23,440

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	603	23,439

Movies & Entertainment—1.5%
News Corp.	5,592	99,761
The Walt Disney Co.	4,587	172,013
Time Warner Inc.	2,584	93,386
Viacom Inc.	1,416	64,301
		429,461

Multi-Line Insurance—0.3%
American International Group Inc.	1,114	25,845	(a)
Assurant Inc.	246	10,101
Genworth Financial Inc.	1,252	8,201	(a)
Hartford Financial Services Group Inc.	1,137	18,476
Loews Corp.	793	29,856
		92,479

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	506	11,506

Multi-Utilities—1.5%
Ameren Corp.	616	20,408
CenterPoint Energy Inc.	1,086	21,818
CMS Energy Corp.	644	14,220
Consolidated Edison Inc.	747	46,336
Dominion Resources Inc.	1,405	74,577
DTE Energy Co.	432	23,522
Integrys Energy Group Inc.	199	10,782
NiSource Inc.	714	17,000
PG&E Corp.	985	40,602
Public Service Enterprise Group Inc.	1,292	42,649
SCANA Corp.	292	13,158
Sempra Energy	611	33,605
TECO Energy Inc.	549	10,508
Wisconsin Energy Corp.	597	20,871
Xcel Energy Inc.	1,236	34,163
		424,219

Office Electronics—0.1%
Xerox Corp.	3,577	28,473

Office REITs—0.1%
Boston Properties Inc.	372	37,051

Office Services & Supplies—0.1%
Avery Dennison Corp.	270	7,744
Pitney Bowes Inc.	520	9,641
		17,385

Oil & Gas Drilling—0.2%
Diamond Offshore Drilling Inc.	177	9,781
Helmerich & Payne Inc.	273	15,932
Nabors Industries Ltd.	734	12,728	(a)
Noble Corp.	644	19,462
Rowan Companies Inc.	325	9,857	(a)
		67,760

Oil & Gas Equipment & Services—1.7%
Baker Hughes Inc.	1,075	52,288
Cameron International Corp.	626	30,793	(a)
FMC Technologies Inc.	614	32,069
Halliburton Co.	2,274	78,476
National Oilwell Varco Inc.	1,046	71,118
Schlumberger Ltd.	3,402	232,391
		497,135

Oil & Gas Exploration & Production—2.1%
Anadarko Petroleum Corp.	1,232	94,039
Apache Corp.	950	86,051
Cabot Oil & Gas Corp.	267	20,265
Chesapeake Energy Corp.	1,679	37,425
Denbury Resources Inc.	1,014	15,311	(a)
Devon Energy Corp.	1,027	63,674
EOG Resources Inc.	663	65,312
EQT Corp.	381	20,875
Marathon Oil Corp.	1,754	51,340
Newfield Exploration Co.	338	12,753	(a)
Noble Energy Inc.	451	42,570

Pioneer Natural Resources Co.	298	26,665
QEP Resources Inc.	451	13,214
Range Resources Corp.	410	25,395
Southwestern Energy Co.	888	28,363	(a)
		603,252

Oil & Gas Refining & Marketing—0.3%
Marathon Petroleum Corp.	909	30,261
Sunoco Inc.	250	10,255
Tesoro Corp.	367	8,573	(a)
Valero Energy Corp.	1,456	30,649
		79,738

Oil & Gas Storage & Transportation—0.5%
El Paso Corp.	1,963	52,157
Spectra Energy Corp.	1,659	51,014
The Williams Companies Inc.	1,501	49,563
		152,734

Packaged Foods & Meats—1.7%
Campbell Soup Co.	466	15,490
ConAgra Foods Inc.	1,044	27,562
Dean Foods Co.	468	5,242	(a)
General Mills Inc.	1,594	64,414
HJ Heinz Co.	787	42,529
Hormel Foods Corp.	354	10,369
Kellogg Co.	639	32,314
Kraft Foods Inc.	4,461	166,663
McCormick & Company Inc.	338	17,042
Mead Johnson Nutrition Co.	522	35,877
Sara Lee Corp.	1,494	28,266
The Hershey Co.	391	24,156
The JM Smucker Co.	296	23,138
Tyson Foods Inc.	765	15,790
		508,852

Paper Packaging—0.1%
Bemis Company Inc.	269	8,092
Sealed Air Corp.	409	7,039
		15,131

Paper Products—0.2%
International Paper Co.	1,116	33,034
MeadWestvaco Corp.	433	12,968
		46,002

Personal Products—0.2%
Avon Products Inc.	1,098	19,182
The Estee Lauder Companies Inc.	291	32,685
		51,867

Pharmaceuticals—6.2%
Abbott Laboratories	3,926	220,759	(h)
Allergan Inc.	758	66,507
Bristol-Myers Squibb Co.	4,313	151,990
Eli Lilly & Co.	2,582	107,308	(h)
Forest Laboratories Inc.	661	20,002	(a)
Hospira Inc.	428	12,998	(a)
Johnson & Johnson	6,898	452,371	(h)
Merck & Company Inc.	7,764	292,703
Mylan Inc.	1,121	24,057	(a)

Perrigo Co.	220	21,406
Pfizer Inc.	19,446	420,811	(h)
Watson Pharmaceuticals Inc.	323	19,490	(a)
		1,810,402

Property & Casualty Insurance—2.1%
ACE Ltd.	832	58,340
Berkshire Hathaway Inc.	4,430	338,009	(a)
CIncinnati Financial Corp.	416	12,671
The Allstate Corp.	1,261	34,564
The Chubb Corp.	702	48,592
The Progressive Corp.	1,555	30,338
The Travelers Companies Inc.	1,031	61,004
XL Group PLC	784	15,500
		599,018

Publishing—0.2%
Gannett Company Inc.	614	8,209
The McGraw-Hill Companies Inc.	735	33,053
The Washington Post Co.	13	4,899
		46,161

Railroads—0.9%
CSX Corp.	2,698	56,820
Norfolk Southern Corp.	857	62,441
Union Pacific Corp.	1,235	130,836
		250,097

Real Estate Services—0.0%*
CBRE Group Inc. (REIT)	766	11,659	(a)

Regional Banks—0.9%
BB&T Corp.	1,778	44,752
Fifth Third Bancorp	2,345	29,828
First Horizon National Corp.	672	5,376
Huntington Bancshares Inc.	2,204	12,100
KeyCorp	2,427	18,664
M&T Bank Corp.	320	24,429
PNC Financial Services Group Inc.	1,298	74,856
Regions Financial Corp.	3,208	13,794
SunTrust Banks Inc.	1,371	24,267
Zions Bancorporation	469	7,635
		255,701

Research & Consulting Services—0.1%
Equifax Inc.	314	12,164
The Dun & Bradstreet Corp.	126	9,429
		21,593

Residential REITs—0.3%
Apartment Investment & Management Co.	305	6,988
AvalonBay Communities Inc.	229	29,907
Equity Residential	727	41,461
		78,356

Restaurants—1.6%
Chipotle Mexican Grill Inc.	79	26,681	(a)
Darden Restaurants Inc.	348	15,862
McDonald’s Corp.	2,601	260,958
Starbucks Corp.	1,843	84,796
Yum! Brands Inc.	1,145	67,566
		455,863

Retail REITs—0.4%
Kimco Realty Corp.	1,039	16,873
Simon Property Group Inc.	726	93,610
		110,483

Semiconductor Equipment—0.2%
Applied Materials Inc.	3,365	36,039
KLA-Tencor Corp.	429	20,699
Novellus Systems Inc.	154	6,359	(a)
Teradyne Inc.	473	6,447	(a)
		69,544

Semiconductors—2.1%
Advanced Micro Devices Inc.	1,474	7,960	(a)
Altera Corp.	823	30,533
Analog Devices Inc.	765	27,372
Broadcom Corp.	1,180	34,645
First Solar Inc.	139	4,693	(a)
Intel Corp.	12,827	311,055	(h)
Linear Technology Corp.	581	17,447
LSI Corp.	1,546	9,199	(a)
Microchip Technology Inc.	486	17,802
Micron Technology Inc.	2,677	16,838	(a)
NVIDIA Corp.	1,532	21,234	(a)
Texas Instruments Inc.	2,857	83,167
Xilinx Inc.	678	21,737
		603,682

Soft Drinks—2.4%
Coca-Cola Enterprises Inc.	830	21,397
Dr Pepper Snapple Group Inc.	565	22,306
PepsiCo Inc.	3,989	264,670
The Coca-Cola Co.	5,781	404,497	(h)
		712,870

Specialized Consumer Services—0.0%*
H&R Block Inc.	779	12,721

Specialized Finance—0.4%
CME Group Inc.	171	41,668
IntercontinentalExchange Inc.	188	22,663	(a)
Moody’s Corp.	506	17,042
NYSE Euronext	668	17,435
The NASDAQ OMX Group Inc.	291	7,132	(a)
		105,940

Specialized REITs—0.8%
HCP Inc.	1,037	42,963
Healthcare Inc.	455	24,811
Host Hotels & Resorts Inc.	1,710	25,257
Plum Creek Timber Company Inc.	413	15,099
Public Storage	347	46,658
Ventas Inc.	734	40,465
Weyerhaeuser Co.	1,375	25,671
		220,924

Specialty Chemicals—0.3%
Ecolab Inc.	792	45,786
International Flavors & Fragrances Inc.	205	10,746
Sigma-Aldrich Corp.	311	19,425
The Sherwin-Williams Co.	226	20,175
		96,132

Specialty Stores—0.2%
Staples Inc.	1,821	25,294
Tiffany & Co.	326	21,601
		46,895

Steel—0.3%
Allegheny Technologies Inc.	271	12,954
Cliffs Natural Resources Inc.	369	23,007
Nucor Corp.	807	31,933
United States Steel Corp.	367	9,711
		77,605

Systems Software—2.9%
BMC Software Inc.	452	14,817	(a)
CA Inc.	969	19,588
Microsoft Corp.	18,967	492,383	(h)
Oracle Corp.	9,954	255,320
Red Hat Inc.	493	20,356	(a)
Symantec Corp.	1,929	30,189	(a)
		832,653

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	1,345	8,406
People’s United Financial Inc.	961	12,349
		20,755
Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	623	8,828	(a)

Tobacco—2.0%
Altria Group Inc.	5,234	155,188	(h)
Lorillard Inc.	339	38,646
Philip Morris International Inc.	4,425	347,274
Reynolds American Inc.	863	35,745
		576,853

Trading Companies & Distributors—0.2%
Fastenal Co.	753	32,838
WW Grainger Inc.	148	27,704
		60,542

Trucking—0.0%*
Ryder System Inc.	131	6,961

Wireless Telecommunication Services—0.3%
American Tower Corp.	974	58,450	(a)
MetroPCS Communications Inc.	678	5,885	(a)
Sprint Nextel Corp.	7,638	17,873	(a)
		82,208

Total Common Stock		28,767,104
(Cost $26,630,796)

Preferred Stock—0.0%*
Orchard Supply Hardware Stores Corp.**	4	—	(a,q)
(Cost $41)

Other Investments—0.1%
GEI Investment Fund		22,819	(k)
(Cost $23,770)

Total Investments in Securities		28,789,923
(Cost $26,654,607)

Short-Term Investments—1.0%
GE Institutional Money Market Fund Investment Class
0.06%	292,627	(d,k)
(Cost $292,627)

Total Investments	29,082,550
(Cost $26,947,234)

Other Assets and Liabilities, net—0.3%	101,441

NET ASSETS—100.0%	$29,183,991

Other Information

The Fund had the following long futures contracts open at December 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	March 2012	7	$438,410	$(213)

GE Institutional Income Fund

Schedule of Investments—December 31, 2011 (unaudited)

Bonds and Notes—91.9% †		Principal Amount	Fair Value
U.S. Treasuries—17.6%
U.S. Treasury Bonds
3.13%	11/15/41	$1,313,500	$1,376,096
3.75%	08/15/41	20,453,100	24,054,768	(h)
4.38%	05/15/41	3,668,700	4,780,202	(h)
U.S. Treasury Notes
0.24%	10/31/13	18,521,100	18,523,989	(d)
0.80%	10/31/16	9,205,300	9,294,481	(d)
0.81%	11/30/16	9,704,900	9,734,471	(d)
2.00%	11/15/21	219,900	222,408
			67,986,415

Agency Mortgage Backed—28.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	59,052	62,780	(h)
5.00%	07/01/35 - 06/01/41	2,394,770	2,623,264	(h)
5.50%	05/01/20 - 04/01/39	1,374,441	1,517,892	(h)
6.00%	04/01/17 - 11/01/37	2,055,553	2,289,703	(h)
6.50%	07/01/29 - 10/01/33	6,660	7,604	(h)
7.00%	10/01/16 - 08/01/36	165,454	189,756	(h)
7.50%	09/01/12 - 09/01/33	12,942	14,569	(h)
8.00%	11/01/30	36,619	43,769	(h)
8.50%	04/01/30 - 05/01/30	49,405	60,501	(h)
9.00%	12/01/16	1,589	1,770	(h)
9.50%	04/01/21	99	116	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 12/01/40	5,242,488	5,543,836	(h)
4.50%	05/01/18 - 08/01/41	43,836,298	46,973,981	(h)
5.00%	07/01/20 - 06/01/41	4,944,652	5,424,955	(h)
5.14%	03/01/37	4,579	4,595	(i)
5.47%	04/01/37	2,847	3,031	(i)
5.50%	03/01/14 - 01/01/39	12,704,112	13,876,599	(h)
5.50%	10/01/24	52,408	52,730	(h,i)
6.00%	02/01/14 - 08/01/35	3,577,337	3,991,693	(h)
6.50%	07/01/17 - 08/01/36	427,519	480,879	(h)
7.00%	08/01/13 - 02/01/34	74,411	82,703	(h)
7.50%	08/01/13 - 03/01/34	253,481	294,771	(h)
8.00%	12/01/12 - 11/01/33	130,418	149,853	(h)
8.50%	05/01/31	8,184	10,014	(h)
9.00%	04/01/16 - 12/01/22	11,990	13,788	(h)
4.00%	TBA	35,000	36,766	(c)
4.50%	TBA	6,417,000	6,828,089	(c)
5.00%	TBA	1,083,000	1,164,563	(c)
5.50%	TBA	75,000	81,352	(c)
6.00%	TBA	7,361,000	8,031,765	(c)
6.50%	TBA	3,472,000	3,863,142	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	3,902,023	4,265,631	(h)
5.00%	08/15/33	110,309	122,303	(h)
6.00%	04/15/27 - 09/15/36	561,066	642,158	(h)
6.50%	04/15/19 - 09/15/36	417,455	482,142	(h)
7.00%	03/15/12 - 10/15/36	173,390	202,364	(h)
7.50%	01/15/23 - 10/15/33	27,492	30,868	(h)
8.00%	02/15/30 - 09/15/30	1,628	1,878	(h)
8.50%	10/15/17	6,873	7,748	(h)

9.00%	11/15/16 - 12/15/21	47,015	52,945	(h)
4.50%	TBA	1,525,000	1,660,820	(c)
5.50%	TBA	255,000	286,198	(c)
			111,475,884

Agency Collateralized Mortgage Obligations—2.1%
Collateralized Mortgage Obligation Trust
0.94%	11/01/18	692	680	(d,f,o)
Fannie Mae Whole Loan
0.99%	08/25/43	1,545,486	31,499	(g,i)
1.07%	11/25/33	617,595	14,727	(g,i)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,552,659	12,268	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	530,985	31,741	(g,p)
5.00%	02/15/38	225,616	24,250	(g,p)
5.00%	05/15/38	343,903	384,779	(h)
5.50%	04/15/17	12,070	133	(g,h,p)
6.10%	10/15/37	2,110,793	345,404	(g,i)
6.32%	08/15/25	1,347,394	206,846	(g,i)
6.37%	07/15/37	2,006,458	356,753	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	14,441	477	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	10,535	1,884	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	185,676	25,462	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	151,518	10,401	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	27,975	1,152	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	110,486	8,072	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class CI)
5.00%	11/15/17	30,873	979	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	53,001	2,876	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	11,128	138	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33)
8.00%	04/15/20	242	262	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	9,796	1,921	(g,h,p)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	50,002	7,369	(g,p)
Federal Home Loan Mortgage STRIPS
2.69%	08/01/27	2,465	2,221	(d,f,h)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	310,298	8,665	(g,h,i)
5.00%	08/25/38	325,119	364,174	(h)
5.00%	02/25/40 - 09/25/40	1,970,963	282,891	(g,p)
5.71%	07/25/38 - 01/25/41	1,994,953	251,805	(g,i)
5.76%	02/25/39	4,629,029	762,628	(g,i)
6.36%	11/25/37	2,370,708	347,370	(g,i)
Federal National Mortgage Assoc. REMIC (Class B)
3.18%	12/25/22	667	604	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	381,705	419,111
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	294,236	338,116

Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
8.00%	05/25/22	14	315	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	33,845	1,322	(g,h,p)
7.21%	05/25/18	262,918	28,834	(g,h,i)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	57,531	2,900	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	380,537	31,208	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	12,775	301	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.96%	03/25/31	153,649	170,004	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	259,872	291,793	(h)
Federal National Mortgage Assoc. STRIPS
1.76%	12/01/34	103,937	98,901	(d,f,h)
5.00%	05/25/38	274,962	39,901	(g,h,p)
6.00%	01/01/35	286,598	50,029	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	386,289	48,626	(g,h,p)
5.00%	03/25/38	283,435	38,881	(g,h,p)
5.50%	12/01/33	87,810	12,135	(g,h,p)
7.50%	11/01/23	53,667	9,761	(g,h,p)
8.00%	08/01/23 - 07/01/24	20,122	3,919	(g,h,p)
8.50%	03/01/17 - 07/25/22	1,821	282	(g,h,p)
9.00%	05/25/22	661	127	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	475,477	56,902	(g,h,p)
Federal National Mortgage Association REMIC (Series 2008 Class SA )
5.98%	02/25/38	2,211,981	325,698	(g,i)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	8,496,448	1,098,724	(g,p)
4.50%	11/20/39	747,697	817,549
5.00%	12/20/35 - 09/20/38	3,083,200	372,387	(g,p)
Government National Mortgage Assoc. (Class IC)
5.97%	04/16/37	878,424	162,993	(g,i)
Vendee Mortgage Trust
0.37%	04/15/40	2,881,340	56,445	(g,i)
0.58%	09/15/46	5,171,780	166,575	(g,i)
0.84%	05/15/33	1,072,006	40,570	(g,i)
			8,174,740

Asset Backed—0.5%
Bear Stearns Asset Backed Securities Trust
6.17%	01/25/34	15,904	11,823	(d,i,o)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	542,605	479,384
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	390,000	271,372

Countrywide Asset-Backed Certificates
1.09%	03/25/33	30,059	23,538	(i)
1.15%	05/25/33	952	736	(i)
2.50%	06/25/33	555	486	(d,i,o)
9.38%	08/25/32	6,274	3,818	(d,i,o)
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,000,000	1,011,168	(b,h)
Mid-State Trust
7.54%	07/01/35	3,808	3,795	(o)
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	375,000	252,267
Residential Asset Mortgage Products Inc.
5.28%	06/25/32	5,455	4,300	(d,i,o)
Residential Asset Securities Corp.
14.34%	07/25/32	7,947	4,538	(d,i,o)
13.86%	06/25/33	8,262	4,719	(d,i,o)
			2,071,944

Corporate Notes—33.3%
Abu Dhabi National Energy Co.
6.25%	09/16/19	100,000	109,250	(b)
Adaro Indonesia PT
7.63%	10/22/19	100,000	108,630	(b)
Advanced Micro Devices Inc.
7.75%	08/01/20	371,000	381,203
AES El Salvador Trust
6.75%	02/01/16	100,000	97,000	(b,h)
AES Gener S.A.
5.25%	08/15/21	111,000	111,555	(b)
AES Panama S.A.
6.35%	12/21/16	252,000	271,530	(b)
Agilent Technologies Inc.
5.50%	09/14/15	430,000	473,989
Air Jamaica Ltd.
9.38%	07/08/15	11,429	11,771
Alcoa Inc.
5.40%	04/15/21	370,000	370,690
5.55%	02/01/17	209,000	222,869
Allergan Inc.
3.38%	09/15/20	403,000	415,324
Alliance One International Inc.
10.00%	07/15/16	429,000	386,100
Alpha Natural Resources Inc.
6.00%	06/01/19	367,000	355,990
ALROSA Finance S.A.
7.75%	11/03/20	200,000	199,000	(b)
America Movil SAB de C.V.
2.38%	09/08/16	293,000	292,184
American Axle & Manufacturing Inc.
7.88%	03/01/17	380,000	376,200
American International Group Inc.
5.85%	01/16/18	638,000	623,974
Amgen Inc.
1.88%	11/15/14	207,000	209,679
2.30%	06/15/16	291,000	292,988
2.50%	11/15/16	207,000	209,483
5.65%	06/15/42	412,000	447,908

Amsted Industries Inc.
8.13%	03/15/18	431,000	456,860	(b)
Anadarko Petroleum Corp.
5.95%	09/15/16	874,000	990,723
6.20%	03/15/40	789,000	878,070
6.38%	09/15/17	910,000	1,054,812
6.45%	09/15/36	206,000	234,861
6.95%	06/15/19	502,000	599,298
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	684,000	728,355
5.38%	11/15/14	462,000	513,341
Aon Corp.
3.13%	05/27/16	497,000	502,643
ArcelorMittal
5.50%	03/01/21	411,000	377,261
6.75%	03/01/41	499,000	448,716
Arch Coal Inc.
7.00%	06/15/19	219,000	223,380	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	751,000	948,398
Arizona Public Service Co.
6.25%	08/01/16	290,000	340,321	(h)
AT&T Inc.
2.95%	05/15/16	325,000	338,695
5.60%	05/15/18	743,000	863,331
6.40%	05/15/38	614,000	758,522	(h)
6.70%	11/15/13	200,000	220,482
Australia & New Zealand Banking Group Ltd.
2.40%	11/23/16	594,000	588,391	(b)
Baker Hughes Inc.
3.20%	08/15/21	419,000	432,925	(b)
Banco de Credito del Peru
4.75%	03/16/16	213,000	212,467	(b)
Banco del Estado de Chile
4.13%	10/07/20	100,000	102,250	(b)
Banco do Brasil S.A.
5.88%	01/26/22	415,000	415,415	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	99,750	(b)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	101,000	(b,i)
BanColombia S.A.
5.95%	06/03/21	168,000	168,630
6.13%	07/26/20	80,000	80,800
Bank of America Corp.
3.75%	07/12/16	830,000	768,513	(h)
5.00%	05/13/21	835,000	760,547
5.42%	03/15/17	1,600,000	1,443,536	(h)
5.63%	10/14/16	210,000	201,470
6.50%	08/01/16	1,070,000	1,077,565	(h)
Bank of Montreal
1.30%	10/31/14	414,000	413,290	(b)
Baxter International Inc.
1.85%	01/15/17	508,000	511,948
BBVA Bancomer S.A.
6.50%	03/10/21	200,000	192,750	(b)
Becton Dickinson and Co.
3.13%	11/08/21	620,000	641,382
BG Energy Capital PLC
2.88%	10/15/16	214,000	218,677	(b)
4.00%	10/15/21	417,000	429,830	(b)

Boise Paper Holdings LLC
8.00%	04/01/20	345,000	364,837
Bombardier Inc.
7.75%	03/15/20	387,000	421,830	(b)
BP Capital Markets PLC
2.25%	11/01/16	621,000	624,960
Broadcom Corp.
2.70%	11/01/18	621,000	627,843
Calpine Corp.
7.25%	10/15/17	67,000	70,350	(b)
Cargill Inc.
5.20%	01/22/13	125,000	130,526	(b,h)
6.00%	11/27/17	246,000	290,005	(b,h)
Case New Holland Inc.
7.88%	12/01/17	222,000	250,860
Caterpillar Inc.
3.90%	05/27/21	415,000	455,611
CCO Holdings LLC
7.88%	04/30/18	208,000	221,780
8.13%	04/30/20	398,000	435,810
Centrais Eletricas Brasileiras S.A.
5.75%	10/27/21	200,000	207,800	(b)
6.88%	07/30/19	81,000	91,530	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	435,241	(b)
CenturyLink Inc.
5.15%	06/15/17	416,000	412,332
CenturyLink Inc. (Series G)
6.88%	01/15/28	284,000	264,745
Chesapeake Energy Corp.
6.13%	02/15/21	349,000	358,597
Chesapeake Midstream Partners LP
5.88%	04/15/21	501,000	501,000	(b)
Chrysler Group LLC
8.00%	06/15/19	200,000	183,000	(b)
Cigna Corp.
2.75%	11/15/16	413,000	412,095
4.00%	02/15/22	1,081,000	1,070,985
5.38%	02/15/42	697,000	692,994
CIncinnati Bell Inc.
8.25%	10/15/17	731,000	734,655
Citigroup Inc.
4.50%	01/14/22	1,086,000	1,044,757
5.00%	09/15/14	1,666,000	1,648,854
CityCenter Holdings LLC
7.63%	01/15/16	371,000	380,275	(b)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	176,190	177,952	(b,h)
CNA Financial Corp.
5.88%	08/15/20	404,000	415,009
CNOOC Finance 2011 Ltd.
4.25%	01/26/21	200,000	208,352	(b)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	400,000	416,926	(b)
Comision Federal de Electricidad
4.88%	05/26/21	200,000	206,000	(b,h)
Consolidated Edison Co of New York Inc.
6.65%	04/01/19	294,000	371,609	(h)

Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	463,000	564,873	(h)
Corp Lindley S.A.
6.75%	11/23/21	37,000	37,740	(b)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	361,000	366,612	(b,h)
3.88%	11/03/21	200,000	203,632	(b,h)
5.63%	09/21/35	82,000	94,780	(b,h)
Credit Suisse AG
2.60%	05/27/16	416,000	421,570	(b,h)
Crown Castle Towers LLC
4.88%	08/15/40	422,000	431,299	(b,h)
6.11%	01/15/40	201,000	221,771	(b,h)
CSX Corp.
4.25%	06/01/21	410,000	438,088
CVS Caremark Corp.
3.25%	05/18/15	228,000	240,392
5.75%	06/01/17	366,000	427,064
Danaher Corp.
2.30%	06/23/16	416,000	432,385	(h)
3.90%	06/23/21	83,000	91,632	(h)
DaVita Inc.
6.38%	11/01/18	371,000	379,811	(h)
Denbury Resources Inc.
6.38%	08/15/21	314,000	328,130	(h)
8.25%	02/15/20	410,000	458,175	(h)
DENTSPLY International Inc.
2.75%	08/15/16	638,000	644,123
4.13%	08/15/21	419,000	432,216
Digicel Ltd.
8.25%	09/01/17	100,000	100,500	(b,h)
DIRECTV Holdings LLC
3.55%	03/15/15	405,000	421,552
4.75%	10/01/14	418,000	451,509	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	252,870	274,364	(b,h)
Dominion Resources Inc.
1.95%	08/15/16	293,000	294,443
4.90%	08/01/41	167,000	180,327
DPL Inc.
7.25%	10/15/21	70,000	75,600	(b)
Dubai Electricity & Water Authority
7.38%	10/21/20	200,000	205,000	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	617,000	681,797
Ecolab Inc.
3.00%	12/08/16	594,000	614,440
Ecopetrol S.A.
7.63%	07/23/19	74,000	89,170
EH Holding Corp.
6.50%	06/15/19	612,000	638,010	(b)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	73,000	73,365	(b)
Empresa Nacional Del Petroleo
4.75%	12/06/21	100,000	99,582	(b)
5.25%	08/10/20	300,000	316,477	(b)
Energy Transfer Equity LP
7.50%	10/15/20	279,000	304,807
Energy Transfer Partners LP
6.70%	07/01/18	291,000	322,843

ENN Energy Holdings Ltd.
6.00%	05/13/21	200,000	180,602	(b)
European Investment Bank
1.46%	12/15/14	620,000	609,533	(d)
4.88%	01/17/17	1,090,000	1,246,212	(h)
Exelon Corp.
4.90%	06/15/15	426,000	459,006	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	225,000	221,625	(b)
First Citizens St Lucia Ltd.
4.90%	02/09/16	150,000	154,533	(b)
First Horizon National Corp.
5.38%	12/15/15	672,000	680,234
Florida Power & Light Co.
4.13%	02/01/42	381,000	393,050
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	371,000	374,710	(b)
Ford Motor Credit Company LLC
5.00%	05/15/18	200,000	200,519
5.88%	08/02/21	400,000	416,883
Forest Oil Corp.
7.25%	06/15/19	519,000	529,380
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	296,000	295,630	(b)
Frontier Communications Corp.
7.13%	03/15/19	726,000	707,850
Georgia-Pacific LLC
5.40%	11/01/20	239,000	264,728	(b)
Gilead Sciences Inc.
3.05%	12/01/16	338,000	345,938
4.40%	12/01/21	1,069,000	1,131,742
5.65%	12/01/41	551,000	610,047
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	104,750	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	356,000	301,322	(h)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	433,967
Halliburton Co.
3.25%	11/15/21	207,000	213,867
4.50%	11/15/41	207,000	212,319
Hanesbrands Inc.
6.38%	12/15/20	1,088,000	1,104,320	(h)
HCA Inc.
6.50%	02/15/20	436,000	452,350
7.50%	02/15/22	371,000	379,347
HealthSouth Corp.
7.75%	09/15/22	371,000	364,971
Hewlett-Packard Co.
3.00%	09/15/16	418,000	420,949
4.65%	12/09/21	424,000	447,354
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	651,000	665,647
HSBC Finance Corp.
6.68%	01/15/21	867,000	896,822
HSBC Holdings PLC
6.50%	05/02/36	422,000	426,391
Indo Energy Finance BV
7.00%	05/07/18	100,000	99,500	(b)

Ingles Markets Inc.
8.88%	05/15/17	100,000	108,250
Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	203,000	(b)
Intelsat Jackson Holdings S.A.
7.25%	10/15/20	146,000	148,190
Inter-American Development Bank
1.38%	10/18/16	621,000	629,395
Inversiones CMPC S.A.
4.75%	01/19/18	82,000	85,548	(b)
IPIC GMTN Ltd.
3.75%	03/01/17	312,000	310,830	(b)
John Deere Capital Corp.
3.15%	10/15/21	208,000	211,985	(h)
JPMorgan Chase & Co.
3.15%	07/05/16	627,000	629,934
4.35%	08/15/21	2,007,000	2,026,883
5.13%	09/15/14	432,000	455,458
KazMunayGas National Co.
9.13%	07/02/18	100,000	116,500	(b)
11.75%	01/23/15	100,000	117,500	(b)
Kinder Morgan Energy Partners LP
5.80%	03/01/21	210,000	237,651
Korea Development Bank
3.25%	03/09/16	423,000	416,674
4.00%	09/09/16	245,000	248,248
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	300,000	304,059	(b)
6.25%	06/17/14	150,000	161,808	(b)
Korea National Oil Corp.
2.88%	11/09/15	358,000	357,177	(b)
4.00%	10/27/16	200,000	205,387	(b)
5.38%	07/30/14	150,000	159,514	(b)
Kraft Foods Inc.
4.13%	02/09/16	675,000	732,866
5.38%	02/10/20	204,000	235,386
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	633,000	668,267	(h)
4.50%	07/16/18	169,000	196,474
Levi Strauss & Co.
7.63%	05/15/20	722,000	737,343	(h)
Linn Energy LLC
8.63%	04/15/20	305,000	330,925	(h)
Listrindo Capital BV
9.25%	01/29/15	200,000	217,598	(b,h)
Lockheed Martin Corp.
3.35%	09/15/21	419,000	416,820	(h)
4.85%	09/15/41	419,000	424,664	(h)
Lorillard Tobacco Co.
3.50%	08/04/16	417,000	421,788	(h)
7.00%	08/04/41	385,000	404,678	(h)
Lyondell Chemical Co.
8.00%	11/01/17	135,000	147,487	(h)
Majapahit Holding BV
7.75%	10/17/16	200,000	224,500	(b,h)
MDC-GMTN B.V.
5.50%	04/20/21	300,000	308,725	(b,h)
MetroPCS Wireless Inc.
6.63%	11/15/20	696,000	649,020

Midamerican Energy Holdings Co.
6.13%	04/01/36	745,000	889,790	(h)
Morgan Stanley
3.80%	04/29/16	215,000	198,083
5.50%	07/28/21	209,000	193,249
5.75%	01/25/21	624,000	582,071
Mylan Inc.
7.88%	07/15/20	740,000	816,775	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	259,930	(b)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	93,750
Nationwide Mutual Insurance Co.
7.88%	04/01/33	181,000	185,903	(b)
9.38%	08/15/39	81,000	97,885	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	114,500
Newfield Exploration Co.
5.75%	01/30/22	518,000	559,440
News America Inc.
6.65%	11/15/37	171,000	193,732
Nextel Communications Inc. (Series E)
6.88%	10/31/13	586,000	583,070
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	892,000	900,134
Nisource Finance Corp.
6.13%	03/01/22	380,000	437,480
Noble Energy Inc.
4.15%	12/15/21	747,000	772,766
Nordea Bank AB
4.88%	05/13/21	896,000	757,306	(b)
Novelis Inc.
8.38%	12/15/17	433,000	460,063
NRG Energy Inc.
7.63%	01/15/18	674,000	674,000
7.63%	05/15/19	10,000	9,800	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	419,000	424,384
3.13%	02/15/22	419,000	429,829
Oglethorpe Power Corp.
5.38%	11/01/40	234,000	276,885
ONEOK Partners LP
6.13%	02/01/41	439,000	505,775
Pacific Gas & Electric Co.
5.80%	03/01/37	125,000	152,240
6.05%	03/01/34	427,000	528,557
Pacific Rubiales Energy Corp.
7.25%	12/12/21	115,000	115,575	(b)
PacifiCorp
6.00%	01/15/39	250,000	319,241
6.25%	10/15/37	14,000	18,455
PAETEC Holding Corp.
8.88%	06/30/17	674,000	727,920
Peabody Energy Corp.
6.00%	11/15/18	110,000	112,200	(b)
6.25%	11/15/21	219,000	226,665	(b)
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	179,000	202,779
Pernod-Ricard S.A.
4.45%	01/15/22	598,000	626,456	(b)

Petrobras International Finance Co.
3.88%	01/27/16	420,000	432,689
Petroleos Mexicanos
6.00%	03/05/20	160,000	177,648
6.50%	06/02/41	74,000	83,250	(b)
8.00%	05/03/19	90,000	112,275
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	175,000	171,500
Petronas Capital Ltd.
5.25%	08/12/19	150,000	168,209	(b)
7.88%	05/22/22	100,000	134,965	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	420,636	(b)
Philip Morris International Inc.
2.50%	05/16/16	413,000	427,056
Pioneer Natural Resources Co.
7.50%	01/15/20	667,000	782,285
Plains All American Pipeline LP
3.95%	09/15/15	450,000	476,522
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	200,000	243,500	(b)
Pride International Inc.
6.88%	08/15/20	608,000	712,837
Protective Life Corp.
8.45%	10/15/39	761,000	872,026
Prudential Financial Inc.
5.40%	06/13/35	292,000	282,053
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	200,000	209,180	(b)
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	200,000	213,000	(b)
QVC Inc.
7.50%	10/01/19	622,000	667,095	(b)
RailAmerica Inc.
9.25%	07/01/17	361,000	394,393
Range Resources Corp.
5.75%	06/01/21	371,000	401,607
Raytheon Co.
1.40%	12/15/14	424,000	426,054
Republic Services Inc.
5.25%	11/15/21	359,000	407,066	(h)
5.70%	05/15/41	254,000	291,364
Reynolds Group Issuer Inc.
8.75%	10/15/16	803,000	845,157	(b)
Roche Holdings Inc.
6.00%	03/01/19	972,000	1,181,381	(b)
RZD Capital Ltd.
5.74%	04/03/17	100,000	100,500
Schlumberger Investment S.A.
3.30%	09/14/21	209,000	214,713	(b)
Schlumberger Norge AS
1.95%	09/14/16	209,000	211,459	(b)
Seagate HDD Cayman
7.75%	12/15/18	249,000	264,874	(b)
Solutia Inc.
7.88%	03/15/20	334,000	363,225
Southern Copper Corp.
6.75%	04/16/40	166,000	166,102
Sunoco Logistics Partners Operations LP
4.65%	02/15/22	416,000	425,316

Susser Holdings LLC
8.50%	05/15/16	640,000	690,400
Teva Pharmaceutical Finance Co BV
2.40%	11/10/16	414,000	421,074
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	889,000	925,770
Texas Instruments Inc.
2.38%	05/16/16	620,000	645,836
Textron Inc.
6.20%	03/15/15	576,000	618,324
The AES Corp.
8.00%	10/15/17	419,000	460,900
The Coca-Cola Co.
3.30%	09/01/21	460,000	484,394
The Dow Chemical Co.
5.25%	11/15/41	414,000	435,476
The Goldman Sachs Group Inc.
3.63%	02/07/16	610,000	589,396	(h)
3.70%	08/01/15	438,000	429,110	(h)
5.25%	07/27/21	1,390,000	1,356,001
6.15%	04/01/18	845,000	872,115	(h)
6.75%	10/01/37	428,000	398,260	(h)
The Potomac Edison Co.
5.35%	11/15/14	178,000	197,338	(h)
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,065,000	(h)
Time Warner Cable Inc.
4.00%	09/01/21	498,000	503,841
5.50%	09/01/41	739,000	778,758
6.75%	07/01/18	1,283,000	1,523,838	(h)
Time Warner Inc.
3.15%	07/15/15	992,000	1,031,799
4.00%	01/15/22	418,000	431,155
5.38%	10/15/41	635,000	687,826
5.88%	11/15/16	463,000	534,407
TNK-BP Finance S.A.
6.13%	03/20/12	200,000	201,750
7.25%	02/02/20	7,000	7,210	(b)
Transnet SOC Ltd.
4.50%	02/10/16	400,000	405,080	(b)
Transocean Inc.
6.38%	12/15/21	131,000	139,238
UBS AG
5.88%	07/15/16	609,000	606,527
Vail Resorts Inc.
6.50%	05/01/19	731,000	745,620
Verizon Communications Inc.
3.50%	11/01/21	944,000	982,819
Viacom Inc.
2.50%	12/15/16	296,000	295,888
3.88%	12/15/21	650,000	663,565
Vimpel Communications Via VIP Finance Ireland Limited OJSC
7.75%	02/02/21	200,000	171,250	(b)
Visteon Corp.
6.75%	04/15/19	355,000	354,113	(b)
Voto-Votorantim Ltd.
6.75%	04/05/21	100,000	105,750	(b)
Williams Partners LP
4.13%	11/15/20	104,000	106,732

Willis Group Holdings PLC
4.13%	03/15/16	406,000	412,349
Windstream Corp.
7.75%	10/01/21	355,000	363,875
Woodside Finance Ltd.
4.50%	11/10/14	731,000	769,676	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	475,000	523,094
XL Group PLC (Series E)
6.50%	12/31/49	393,000	307,522	(i)
XLIT Ltd.
5.75%	10/01/21	459,000	484,418
Xstrata Finance Canada Ltd.
5.80%	11/15/16	577,947	630,470	(b)
			128,474,940

Non-Agency Collateralized Mortgage Obligations—6.0%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	600,000	663,593	(i)
5.63%	07/10/46	390,000	431,553
5.72%	02/10/51	1,110,000	1,214,601	(i)
5.73%	07/10/46	350,000	168,000	(i)
5.79%	02/10/51	630,000	596,063	(i)
5.89%	07/10/44	1,740,000	1,907,538	(i)
6.21%	02/10/51	390,000	440,184	(i)
6.25%	02/10/51	510,000	501,424	(i)
Banc of America Mortgage Securities Inc.
4.91%	02/25/36	69,262	2,183	(i,o)
6.00%	01/25/36	47,760	214	(i,o)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	790,000	856,798	(i)
5.39%	03/11/39	171,604	171,524	(h,i)
5.53%	04/12/38	430,000	445,632	(i)
5.71%	06/11/40	340,000	217,197	(i)
5.76%	09/11/38	575,000	601,169	(i)
5.98%	09/11/42	100,000	34,542	(i,o)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	220,000	239,895	(h,i)
5.78%	06/10/46	50,000	50,317	(h,i)
Countrywide Asset-Backed Certificates
8.65%	11/25/35	87,193	81,026	(d,h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	186,937	4,681	(i,o)
Credit Suisse Mortgage Capital Certificates
5.42%	02/15/39	1,000,000	784,553	(h,i)
5.62%	02/25/36	66,719	1,533	(i,o)
DBUBS Mortgage Trust
5.56%	11/10/46	350,000	222,804	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	800,000	802,933	(b)
GS Mortgage Securities Corp. II
3.00%	08/10/44	420,000	430,403
5.54%	03/10/44	130,000	100,936	(b,i)
Impac CMB Trust
17.13%	11/25/35	269,235	132,598	(d,h,i)
Indymac INDA Mortgage Loan Trust
4.98%	01/25/36	6,755	2	(i,o)
Interstar Millennium Trust
1.15%	03/14/36	27,529	25,166	(d,i)

JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	250,000	271,281	(i)
5.14%	11/13/44	190,000	191,868	(b)
5.34%	08/12/37	1,840,000	2,008,761	(h,i)
5.44%	05/15/45 - 06/12/47	1,530,000	1,584,990
5.51%	04/15/43	330,000	171,881	(i)
5.79%	02/12/51	1,030,000	1,134,110	(i)
6.19%	02/12/51	150,000	51,286	(i,o)
LB-UBS Commercial Mortgage Trust
14.41%	12/15/39	1,932,373	34,104	(d,i,o)
4.95%	09/15/30	310,000	338,409
5.16%	02/15/31	450,000	496,454
6.15%	04/15/41	460,000	405,637	(i)
MASTR Alternative Loans Trust
5.00%	08/25/18	101,319	10,396	(g,o,p)
Merrill Lynch Mortgage Trust
5.67%	05/12/39	758,000	579,390	(i)
Morgan Stanley Capital I
5.16%	10/12/52	350,000	386,164	(i)
5.48%	02/12/44	660,000	628,730	(h,i)
5.62%	12/12/49	340,000	345,825
5.64%	06/11/42	370,000	279,183	(i)
5.73%	10/15/42	757,000	491,076	(h,i)
5.81%	12/12/49	1,050,000	1,156,186	(h)
5.81%	08/12/41	180,000	205,621	(i)
6.28%	01/11/43	450,000	467,013	(i)
Residential Accredit Loans Inc.
15.18%	03/25/34	21,244	15,932	(d,i,o)
Residential Funding Mortgage Securities I
5.75%	01/25/36	51,040	1	(o)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	430,000	437,622	(h,i)
6.03%	06/15/45	420,000	211,123	(h,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	511,144	21,324	(o)
			23,053,429
Sovereign Bonds—2.5%
Eskom Holdings SOC Ltd.
5.75%	01/26/21	200,000	203,500	(b)
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	100,000	83,000	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125,000	130,025	(b)
Government of Argentina
2.50%	12/31/38	61,081	21,531	(j)
8.28%	12/31/33	42,513	30,290
Government of Belize
6.00%	02/20/29	41,000	24,600	(b,j)
6.00%	02/20/29	248,500	149,100	(j)
Government of Brazil
4.88%	01/22/21	100,000	111,750
5.63%	01/07/41	270,000	313,200
8.25%	01/20/34	83,000	125,122
Government of Chile
3.25%	09/14/21	369,000	379,147
Government of Colombia
6.13%	01/18/41	200,000	247,000	(h)
7.38%	03/18/19	200,000	252,000	(h)
Government of Costa Rica
10.00%	08/01/20	86,000	117,175	(b,h)

Government of Dominican Republic
7.50%	05/06/21	400,000	392,000	(b,h)
Government of El Salvador
7.65%	06/15/35	170,000	173,400	(b,h)
Government of Ghana Republic
8.50%	10/04/17	200,000	219,000	(b)
Government of Grenada
4.50%	09/15/25	178,400	101,688	(b,h,j)
Government of Hungary
6.38%	03/29/21	142,000	127,090
7.63%	03/29/41	212,000	186,560
Government of Indonesia
4.88%	05/05/21	200,000	214,000	(b)
5.88%	03/13/20	100,000	113,250	(b)
11.63%	03/04/19	100,000	147,750	(b)
Government of Lebanon
4.00%	12/31/17	29,400	29,143
5.15%	11/12/18	82,000	81,180
6.10%	10/04/22	82,000	83,127
6.38%	03/09/20	100,000	105,000
Government of Lithuania
6.13%	03/09/21	150,000	149,250	(b)
6.75%	01/15/15	100,000	104,250	(b)
7.38%	02/11/20	200,000	216,000	(b,h)
Government of Mexico
5.13%	01/15/20	124,000	141,670
5.75%	10/12/49	148,000	157,620
6.05%	01/11/40	82,000	100,245
6.75%	09/27/34	74,000	96,385
Government of Namibia
5.50%	11/03/21	200,000	204,000	(b)
Government of Panama
6.70%	01/26/36	139,000	181,395
Government of Peru
5.63%	11/18/50	147,000	161,700
6.55%	03/14/37	242,000	307,340
7.35%	07/21/25	100,000	132,500
Government of Philippines
6.50%	01/20/20	139,000	166,105
Government of Poland
5.00%	03/23/22	293,000	294,465
5.13%	04/21/21	70,000	71,225
6.38%	07/15/19	38,000	42,085
Government of Serbia Republic
7.25%	09/28/21	400,000	389,000	(b)
Government of South Africa
6.25%	03/08/41	100,000	116,250
Government of Sri Lanka
6.25%	07/27/21	200,000	197,073	(b)
7.40%	01/22/15	100,000	104,625	(b,h)
8.25%	10/24/12	100,000	101,626
Government of Turkey
5.13%	03/25/22	300,000	286,500
5.63%	03/30/21	240,000	242,700
6.00%	01/14/41	200,000	188,500
6.88%	03/17/36	74,000	77,145

Government of Uruguay
6.88%	09/28/25	304,409	392,688
Government of Venezuela
10.75%	09/19/13	90,000	90,900
Government of Vietnam
1.32%	03/12/16	30,913	27,764	(i)
Korea Expressway Corp.
4.50%	03/23/15	200,000	207,339	(b)
Province of Manitoba Canada
4.90%	12/06/16	130,000	150,507	(h)

Russian Foreign Bond—Eurobond
5.00%	04/29/20	200,000	206,330	(b)
7.50%	03/31/30	61,785	71,748	(j)
			9,537,558

Municipal Bonds and Notes—1.0%
American Municipal Power Inc.
6.27%	02/15/50	275,000	309,922
Municipal Electric Authority of Georgia
6.64%	04/01/57	947,000	984,350
New Jersey State Turnpike Authority
7.10%	01/01/41	235,000	321,729
7.41%	01/01/40	1,050,000	1,505,679	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	316,815
State of California
5.70%	11/01/21	290,000	316,590
			3,755,085

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	333,269	—	(c,m,o,q)

Total Bonds and Notes			354,529,995
(Cost $347,089,769)

Preferred Stock—0.2%
XLIT Ltd.
3.526%		927	644,555
(Cost $838,195)

Other Investments—0.2%
GEI Investment Fund
(Cost $863,577)			829,034	(k)

Total Investments in Securities
(Cost $348,791,541)			356,003,584

Short-Term Investments—13.0%
GE Institutional Money Market Fund Investment Class
0.06%
(Cost $50,149,619)			50,149,619	(d,k)

Total Investments
(Cost $398,941,160)			406,153,203

Liabilities in Excess of Other Assets, net—(5.3)%			(20,265,960)

NET ASSETS—100.0%			$385,887,243

Other Information

The Fund had the following long futures contracts open at December 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr U.S. Treasury Note Futures	March 2012	162	$35,728,594	$(3,397)
5 Yr U.S. Treasury Note Futures	March 2012	30	3,697,734	22,652
30 Yr U.S. Treasury Bond Futures	March 2012	22	3,185,875	48,752

				$68,007

The Fund had the following short futures contracts open at December 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2012	91	$(14,577,063)	$(361,032)
10 Yr. U.S. Treasury Notes Futures	March 2012	172	(22,553,500)	(240,707)

				$(601,739)

				$(533,732)

GE Institutional Money Market Fund

Schedule of Investments—December 31, 2011 (unaudited)

Short-Term Investments—100.0% †		Principal Amount	Amortized Cost
U.S. Treasuries—11.4%
United States Treasury Notes
0.63%	06/30/12	$15,300,000	$15,341,339
0.88%	01/31/12	11,050,000	11,056,286
1.00%	12/31/11 - 03/31/12	30,550,000	30,595,887
1.13%	01/15/12	9,400,000	9,403,914
			66,397,426

U.S. Government Agency Obligations—24.8%
Fannie Mae Discount Notes
0.01%	01/17/12	9,150,000	9,149,959	(d)
0.03%	04/02/12	19,000,000	18,998,543	(d)
Federal Home Loan Bank Discount Notes
0.01%	02/17/12 - 02/29/12	14,250,000	14,249,858	(d)
0.02%	01/27/12 - 03/09/12	27,200,000	27,199,558	(d)
Federal Home Loan Banks
0.26%	02/16/12	3,950,000	3,950,126	(i)
Federal Home Loan Mortgage Corp
0.21%	05/01/12	9,600,000	9,603,699	(i)
0.24%	04/03/12	10,285,000	10,287,452	(i)
Federal National Mortgage Association
0.28%	07/26/12	18,500,000	18,515,074	(i)
0.31%	10/18/12	5,320,000	5,326,488	(i)
Freddie Mac Discount Notes
0.05%	05/01/12	5,930,000	5,929,003	(d)
0.08%	02/27/12	9,050,000	9,048,854	(d)
0.09%	01/17/12	11,950,000	11,949,549	(d)
			144,208,163

Commercial Paper—26.3%
Australia & New Zealand Banking Group Ltd
0.31%	02/28/12	11,350,000	11,344,331	(b,d)
0.32%	02/07/12	8,000,000	7,997,369	(d)
Commonwealth Bank of Australia
0.50%	05/21/12	20,650,000	20,650,000	(d,i)
Credit Suisse Group AG
0.43%	02/14/12	9,150,000	9,145,191	(d)
HSBC Holdings PLC
0.12%	01/23/12	16,600,000	16,598,783	(d)
Johnson & Johnson
0.07%	04/02/12	16,100,000	16,097,120	(b,d)
JP Morgan Chase & Co
0.01%	01/04/12	17,350,000	17,349,986	(d)
National Australia Bank Ltd
0.20%	01/06/12	17,250,000	17,249,521	(d)
Nestle SA
0.05%	02/03/12	13,300,000	13,299,390	(d)
Novartis AG
0.06%	01/04/12	6,650,000	6,649,967	(d)
Procter & Gamble Co.
0.06%	03/20/12	6,300,000	6,299,171	(d)
Rabobank Nederland NV
0.35%	01/12/12	10,000,000	9,998,931	(d)
			152,679,760

Repurchase Agreements—11.4%
Barclays Capital Inc. U.S. Treasury Repo 0.02% dated 12/30/11, to be repurchased at $18,400,041 on 1/3/12 collateralized by $18,768,046 U.S. Treasury Bond, 5.375%, maturing on 2/15/31	1/3/2012	18,400,000	18,400,000
Deutsche Bank Securities, Inc. Govt Agency Repo 0.05% dated 12/30/11, to be repurchased at $10,000,056 on 1/3/12 collateralized by $10,200,750 U.S. Government Agency Bond, 0.625%, maturing 12/23/13	1/3/2012	10,000,000	10,000,000
Goldman Sachs & Co. Govt Agency Repo 0.09% dated 12/30/11 to be repurchased at $20,100,201 on 1/3/12 collateralized by $20,502,645 U.S. Govt Agency Bond, 0.625% maturing 11/15/30	1/3/2012	20,100,000	20,100,000
HSBC Securities (USA) Inc. Govt Agcy Repo 0.02% dated 12/30/11, to be repurchased at $10,850,024 on 1/3/12 collateralized by $11,067,919 U.S. Government Agency and U.S. Treasury Bonds, maturing at various dates	1/3/2012	10,850,000	10,850,000
HSBC Securities (USA) Inc. U.S. Treasury Repo 0.00% dated 12/30/11 to be repurchased at $6,500,000 on 1/3/12 collateralized by $6,632,072 U.S. Treasury Note, 2.00% maturing 4/30/16	1/3/2012	6,500,000	6,500,000

Certificate of Deposit—18.4%
Bank of Montreal/Chicago IL
0.44%	09/26/12	7,800,000	7,800,000	(i)
Bank of Nova Scotia
0.29%	01/13/12	13,450,000	13,450,000
Barclays Bank PLC
0.51%	02/06/12	11,650,000	11,650,000
Nordea Bank AB
0.35%	01/11/12	8,350,000	8,349,988
Royal Bank of Canada/New York NY
0.54%	03/12/12	15,100,000	15,100,000	(i)
Standard Chartered PLC
0.43%	02/10/12	14,300,000	14,300,000
Svenska Handelsbanken AB
0.43%	02/13/12	10,000,000	10,000,060
Toronto-Dominion Bank/NY
0.31%	02/08/12	13,400,000	13,400,000	(i)
Westpac Banking Corp/NY
0.47%	05/11/12	12,900,000	12,900,000	(i)
			106,950,048

Corporates—6.3%
International Bank For Reconstruction & Development
0.05%	02/01/12	18,800,000	18,799,191	(d)
JP Morgan Chase & Co
0.78%	06/15/12	6,150,000	6,166,381	(i)
Westpac Banking Corp
1.13%	02/21/12	11,800,000	11,810,928	(b,i)
			36,776,500

Time Deposit—1.4%
State Street Corporation
0.01%	01/03/12	7,765,292	7,765,292	(e)

Total Short-Term Investments
(Cost $580,627,189)			580,627,189

Other Assets and Liabilities, net—0.0%			147,258

NET ASSETS—100.0%			$580,774,447

GE Institutional Small-Cap Equity Fund

Schedule of Investments—December 31, 2011 (unaudited)

Common Stock—94.6% †	Number of Shares	Fair Value
Advertising—0.7%
Arbitron Inc.	191,000	$6,572,310

Aerospace & Defense—1.1%
Esterline Technologies Corp.	68,543	3,836,351	(a)
Hexcel Corp.	16,600	401,886	(a)
Moog Inc.	18,514	813,320	(a)
Teledyne Technologies Inc.	75,500	4,141,175	(a)
Triumph Group Inc.	14,503	847,700
		10,040,432

Agricultural Products—0.9%
Darling International Inc.	546,800	7,266,972	(a)
Fresh Del Monte Produce Inc.	25,366	634,404
		7,901,376

Air Freight & Logistics—0.4%
HUB Group Inc.	66,500	2,156,595	(a)
UTi Worldwide Inc.	111,000	1,475,190
		3,631,785

Airlines—0.0%*
Alaska Air Group Inc.	5,900	443,031	(a)

Alternative Carriers—0.1%
Lumos Networks Corp.	14,600	223,964
Vonage Holdings Corp.	125,100	306,495	(a)
		530,459

Apparel Retail—1.2%
Aeropostale Inc.	197,707	3,015,032	(a)
American Eagle Outfitters Inc.	106,700	1,631,443
ANN Inc.	15,800	391,524	(a)
Brown Shoe Company Inc.	23,085	205,457
DSW Inc.	7,900	349,259
Express Inc.	15,900	317,046	(a)
Genesco Inc.	7,146	441,194	(a)
The Buckle Inc.	96,600	3,948,042
		10,298,997

Apparel, Accessories & Luxury Goods—1.0%
Columbia Sportswear Co.	122,753	5,714,152
Maidenform Brands Inc.	149,100	2,728,530	(a)
True Religion Apparel Inc.	12,400	428,792	(a)
		8,871,474

Application Software—5.2%
ACI Worldwide Inc.	123,900	3,548,496	(a)
Actuate Corp.	68,700	402,582	(a)
Blackbaud Inc.	192,600	5,335,020
Bottomline Technologies Inc.	149,600	3,466,232	(a)
Compuware Corp.	47,400	394,368	(a)
Concur Technologies Inc.	107,000	5,434,530	(a)
Ebix Inc.	78,900	1,743,690
Fair Isaac Corp.	11,000	394,240
Manhattan Associates Inc.	13,700	554,576	(a)
Mentor Graphics Corp.	31,700	429,852	(a)
Monotype Imaging Holdings Inc.	35,800	558,122	(a)
NICE Systems Ltd. ADR	85,500	2,945,475	(a)

Parametric Technology Corp.	286,900	5,238,794	(a)
QLIK Technologies Inc.	147,000	3,557,400	(a)
Quest Software Inc.	67,401	1,253,659	(a)
SolarWinds Inc.	122,700	3,429,465	(a)
SS&C Technologies Holdings Inc.	245,405	4,432,014	(a)
Tyler Technologies Inc.	15,800	475,738	(a)
Ultimate Software Group Inc.	43,000	2,800,160	(a)
		46,394,413

Asset Management & Custody Banks—1.2%
Affiliated Managers Group Inc.	61,300	5,881,735	(a)
Federated Investors Inc.	25,900	392,385
Financial Engines Inc.	93,500	2,087,855	(a)
Pzena Investment Management Inc.	60,200	260,666
Waddell & Reed Financial Inc.	80,000	1,981,600
		10,604,241

Auto Parts & Equipment—0.3%
Accuride Corp.	9,286	66,116
Dana Holding Corp.	76,538	929,937	(a)
Federal-Mogul Corp.	16,950	250,013	(a)
Modine Manufacturing Co.	60,210	569,587	(a)
Stoneridge Inc.	56,574	476,919	(a)
Tenneco Inc.	7,750	230,795	(a)
		2,523,367

Automobile Manufacturers—0.5%
Thor Industries Inc.	170,900	4,687,787

Automotive Retail—0.1%
America’s Car-Mart Inc.	13,138	514,747	(a)

Biotechnology—1.0%
Amylin Pharmaceuticals Inc.	33,600	382,368	(a)
Cepheid Inc.	8,900	306,249	(a)
Cubist Pharmaceuticals Inc.	48,700	1,929,494	(a)
Genomic Health Inc.	80,000	2,031,200	(a)
Myriad Genetics Inc.	120,000	2,512,800	(a)
PDL BioPharma Inc.	44,836	277,983
Progenics Pharmaceuticals Inc.	59,000	503,860	(a)
Sciclone Pharmaceuticals Inc.	104,300	447,447	(a)
Spectrum Pharmaceuticals Inc.	28,700	419,881	(a)
		8,811,282

Building Products—0.3%
AAON Inc.	24,340	498,727
Apogee Enterprises Inc.	37,974	465,561
Simpson Manufacturing Company Inc.	13,200	444,312
Universal Forest Products Inc.	30,604	944,745
		2,353,345

Casinos & Gaming—0.1%
Ameristar Casinos Inc.	21,100	364,819
Wms Industries Inc.	30,441	624,649	(a)
		989,468

Catalog Retail—0.0%*
HSN Inc.	11,000	398,860

Coal & Consumable Fuels—0.3%
Cloud Peak Energy Inc.	22,900	442,428	(a)
James River Coal Co.	378,975	2,622,507	(a)
		3,064,935

Commercial Printing—0.1%
Consolidated Graphics Inc.	10,090	487,145	(a)

Commodity Chemicals—0.6%
Koppers Holdings Inc.	146,500	5,033,740

Communications Equipment—0.2%
Arris Group Inc.	63,414	686,139	(a)
Blue Coat Systems Inc.	22,700	577,715	(a)
Netgear Inc.	21,170	710,677	(a)
		1,974,531

Computer & Electronics Retail—0.1%
Conn’s Inc.	53,800	597,180	(a)

Computer Hardware—0.1%
Silicon Graphics International Corp.	53,500	613,110	(a)

Computer Storage & Peripherals—0.0%*
Synaptics Inc.	11,800	355,770	(a)

Construction & Engineering—2.0%
Chicago Bridge & Iron Company N.V.	167,325	6,324,885
Dycom Industries Inc.	22,100	462,332	(a)
Primoris Services Corp.	44,300	661,399
Quanta Services Inc.	166,000	3,575,640	(a)
URS Corp.	181,400	6,370,768	(a)
		17,395,024

Construction & Farm Machinery & Heavy Trucks—2.2%
AGCO Corp.	148,100	6,363,857	(a)
Astec Industries Inc.	45,590	1,468,454	(a)
Cascade Corp.	50,000	2,358,500
Greenbrier Companies Inc.	76,557	1,858,804	(a)
Sauer-Danfoss Inc.	9,200	333,132	(a)
Trinity Industries Inc.	230,625	6,932,588
		19,315,335

Consumer Electronics—0.0%*
Harman International Industries Inc.	6,966	264,987

Consumer Finance—0.2%
Cash America International Inc.	8,400	391,692
Ezcorp Inc.	15,950	420,602	(a)
Nelnet Inc.	20,850	510,199
		1,322,493

Data Processing & Outsourced Services—2.8%
Broadridge Financial Solutions Inc.	264,375	5,961,656
Cardtronics Inc.	133,500	3,612,510	(a)
Global Cash Access Holdings Inc.	493,200	2,194,740	(a)
Heartland Payment Systems Inc.	18,600	453,096
Jack Henry & Associates Inc.	106,500	3,579,465
NeuStar Inc.	134,000	4,578,780	(a)
TeleTech Holdings Inc.	25,150	407,430	(a)
TNS Inc.	43,797	776,083	(a)
Wright Express Corp.	68,000	3,691,040	(a)
		25,254,800

Distributors—0.9%
LKQ Corp.	278,700	8,383,296	(a)

Diversified Chemicals—0.7%
LSB Industries Inc.	13,400	375,602	(a)
Solutia Inc.	311,200	5,377,536	(a)
		5,753,138

Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	42,900	2,953,665

Diversified REITs—0.1%
Colonial Properties Trust	9,633	200,944
Cousins Properties Inc.	8,684	55,664
PS Business Parks Inc.	7,400	410,182
Washington Real Estate Investment Trust	22,194	607,006
		1,273,796

Diversified Support Services—0.9%
Copart Inc.	80,000	3,831,200	(a)
Healthcare Services Group Inc.	197,300	3,490,237
Unifirst Corp.	13,755	780,459
		8,101,896

Education Services—0.8%
American Public Education Inc.	40,000	1,731,200	(a)
Capella Education Co.	42,500	1,532,125	(a)
K12 Inc.	106,500	1,910,610	(a)
LIncoln Educational Services Corp.	42,400	334,960
Strayer Education Inc.	16,000	1,555,040
		7,063,935

Electric Utilities—0.9%
Allete Inc.	23,337	979,687
IDACORP Inc.	138,000	5,852,580
Westar Energy Inc.	27,918	803,480
		7,635,747

Electrical Components & Equipment—0.8%
Belden Inc.	15,700	522,496
Brady Corp.	133,000	4,198,810
EnerSys	30,482	791,618	(a)
Generac Holdings Inc.	4,269	119,660	(a)
II-VI Inc.	35,569	653,047	(a)
LSI Industries Inc.	34,584	207,504
Regal-Beloit Corp.	16,337	832,697
		7,325,832

Electronic Components—0.0%*
Littelfuse Inc.	4,936	212,149

Electronic Equipment & Instruments—0.8%
Cognex Corp.	5,500	196,845
Daktronics Inc.	24,495	234,417
Elster Group SE ADR	110,000	1,430,000	(a)
FARO Technologies Inc.	50,500	2,323,000	(a)
National Instruments Corp.	113,000	2,932,350
Rofin-Sinar Technologies Inc.	13,277	303,379	(a)
		7,419,991

Electronic Manufacturing Services—0.6%
Measurement Specialties Inc.	109,093	3,050,240	(a)
Methode Electronics Inc.	75,765	628,092
Multi-Fineline Electronix Inc.	33,149	681,212	(a)
Plexus Corp.	28,837	789,557	(a)
		5,149,101

Environmental & Facilities Services—0.4%
ABM Industries Inc.	186,000	3,835,320

Food Distributors—0.1%
Nash FInch Co.	5,205	152,402
Spartan Stores Inc.	60,900	1,126,650
		1,279,052

Food Retail—0.6%
Ruddick Corp.	133,500	5,692,440

Footwear—1.1%
Deckers Outdoor Corp.	49,700	3,755,829	(a)
Wolverine World Wide Inc.	156,444	5,575,664
		9,331,493

Gas Utilities—0.1%
South Jersey Industries Inc.	20,928	1,188,920

Healthcare Distributors—0.6%
Owens & Minor Inc.	194,246	5,398,096

Healthcare Equipment—2.9%
Arthrocare Corp.	17,600	557,568	(a)
Exactech Inc.	16,285	268,214	(a)
Gen-Probe Inc.	64,000	3,783,680	(a)
Hill-Rom Holdings Inc.	25,635	863,643
Integra LifeSciences Holdings Corp.	93,500	2,882,605	(a)
Masimo Corp.	106,500	1,989,953	(a)
NuVasive Inc.	160,000	2,014,400	(a)
SonoSite Inc.	53,500	2,881,510	(a)
Teleflex Inc.	59,000	3,616,110
Thoratec Corp.	127,200	4,268,832	(a)
Volcano Corp.	66,500	1,582,035	(a)
Zoll Medical Corp.	18,815	1,188,732	(a)
		25,897,282

Healthcare Facilities—0.4%
The Ensign Group Inc.	17,873	437,888
VCA Antech Inc.	134,500	2,656,375	(a)
		3,094,263

Healthcare Services—2.4%
Bio-Reference Labs Inc.	567,200	9,228,344	(a)
BioScrip Inc.	54,400	297,024	(a)
Chemed Corp.	7,600	389,196
HMS Holdings Corp.	131,500	4,205,370
Mednax Inc.	90,200	6,495,302	(a)
Metropolitan Health Networks Inc.	51,230	382,688	(a)
		20,997,924

Healthcare Supplies—0.8%
Atrion Corp.	950	228,218
Merit Medical Systems Inc.	63,838	854,152
RTI Biologics Inc.	106,100	471,084	(a)
Staar Surgical Co.	45,100	473,099	(a)
West Pharmaceutical Services Inc.	133,700	5,073,915
		7,100,468

Healthcare Technology—1.0%
athenahealth Inc.	7,200	353,664	(a)
Computer Programs & Systems Inc.	37,620	1,922,758
MedAssets Inc.	213,500	1,974,875	(a)

Medidata Solutions Inc.	93,500	2,033,625	(a)
Quality Systems Inc.	63,800	2,359,962
		8,644,884

Heavy Electrical Equipment—0.1%
AZZ Inc.	9,300	422,592

Home Furnishings—0.0%*
Hooker Furniture Corp.	7,982	91,554

Homefurnishing Retail—0.6%
Aaron’s Inc.	184,414	4,920,166
Pier 1 Imports Inc.	46,550	648,442	(a)
		5,568,608

Household Products—0.2%
Spectrum Brands Holdings Inc.	66,500	1,822,100	(a)

Housewares & Specialties—1.5%
American Greetings Corp.	26,200	327,762
Jarden Corp.	226,800	6,776,784
Newell Rubbermaid Inc.	185,575	2,997,036
Tupperware Brands Corp.	53,500	2,994,395
		13,095,977

Human Resource & Employment Services—0.1%
GP Strategies Corp.	34,100	459,668	(a)
Insperity Inc.	19,200	486,720
		946,388

Industrial Conglomerates—0.3%
Raven Industries Inc.	35,800	2,216,020

Industrial Machinery—5.4%
Actuant Corp.	23,748	538,842
Briggs & Stratton Corp.	20,719	320,937
CIRCOR International Inc.	40,500	1,430,055
CLARCOR Inc.	106,500	5,323,935
Columbus McKinnon Corp.	33,407	423,935	(a)
EnPro Industries Inc.	79,500	2,621,910	(a)
Flowserve Corp.	39,900	3,962,868
Harsco Corp.	59,500	1,224,510
IDEX Corp.	133,000	4,935,630
LB Foster Co.	8,411	237,947
LIncoln Electric Holdings Inc.	10,758	420,853
Middleby Corp.	65,713	6,179,651	(a)
Mueller Industries Inc.	57,900	2,224,518
Nordson Corp.	104,925	4,320,812
Robbins & Myers Inc.	13,500	655,425
Timken Co.	118,500	4,587,135
Trimas Corp.	173,500	3,114,325	(a)
Valmont Industries Inc.	7,367	668,850
Woodward Inc.	113,900	4,661,927
		47,854,065

Industrial REITs—0.1%
DuPont Fabros Technology Inc.	16,969	410,989
First Potomac Realty Trust	67,661	882,976
		1,293,965

Insurance Brokers—0.6%
Arthur J Gallagher & Co.	80,500	2,691,920
Brown & Brown Inc.	134,500	3,043,735
		5,735,655

Internet Software & Services—1.1%
Ancestry.com Inc.	12,400	284,704	(a)
comScore Inc.	160,000	3,392,000	(a)
Dice Holdings Inc.	43,900	363,931	(a)
InfoSpace Inc.	54,700	601,153	(a)
j2 Global Inc	12,200	343,308
Liquidity Services Inc.	17,800	656,820	(a)
LogMeIn Inc.	66,500	2,563,575	(a)
Monster Worldwide Inc.	42,600	337,818	(a)
ValueClick Inc.	33,900	552,231	(a)
VistaPrint N.V.	11,400	348,840	(a)
XO Group Inc.	43,800	365,292	(a)
		9,809,672

Investment Banking & Brokerage—1.1%
BGC Partners Inc.	136,535	811,018
Evercore Partners Inc.	14,900	396,638
GFI Group Inc.	348,100	1,434,172
Piper Jaffray Co.	34,752	701,990	(a)
Raymond James Financial Inc.	176,500	5,464,440
Stifel Financial Corp.	22,242	712,856	(a)
		9,521,114

IT Consulting & Other Services—0.1%
Caci International Inc.	7,100	397,032	(a)
Unisys Corp.	16,700	329,157	(a)
		726,189

Leisure Products—0.7%
Brunswick Corp.	47,617	859,963
Polaris Industries Inc.	88,775	4,969,625
Sturm Ruger & Company Inc.	12,000	401,520
		6,231,108

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	61,936	644,134
Delphi Financial Group Inc.	19,670	871,381
		1,515,515

Life Sciences Tools & Services—1.9%
Bio-Rad Laboratories Inc.	34,500	3,313,380	(a)
Bruker Corp.	375,700	4,666,194	(a)
Charles River Laboratories International Inc.	13,600	371,688	(a)
ICON PLC ADR	161,200	2,758,132	(a)
Luminex Corp.	133,500	2,834,205	(a)
PAREXEL International Corp.	26,500	549,610	(a)
Techne Corp.	35,000	2,389,100
		16,882,309

Managed Healthcare—1.5%
Centene Corp.	180,980	7,164,998	(a)
Molina Healthcare Inc.	253,613	5,663,179
WellCare Health Plans Inc.	9,300	488,250	(a)
		13,316,427

Metal & Glass Containers—1.2%
AEP Industries Inc.	18,297	515,061	(a)
Aptargroup Inc.	107,000	5,582,190
Myers Industries Inc.	69,152	853,336
Silgan Holdings Inc.	106,500	4,115,160
		11,065,747

Multi-Line Insurance—0.5%
HCC Insurance Holdings Inc.	154,400	4,246,000
Horace Mann Educators Corp.	40,760	558,820
		4,804,820

Multi-Utilities—1.0%
Avista Corp.	44,379	1,142,759
Black Hills Corp.	22,671	761,292
OGE Energy Corp.	121,900	6,912,949
		8,817,000

Office Electronics—0.4%
Zebra Technologies Corp.	95,600	3,420,568	(a)

Office REITs—1.8%
BioMed Realty Trust Inc.	353,457	6,390,503
Coresite Realty Corp.	132,900	2,368,278
Digital Realty Trust Inc.	82,100	5,473,607
Highwoods Properties Inc.	13,200	391,644
Kilroy Realty Corp.	17,091	650,654
Lexington Realty Trust	60,395	452,359
		15,727,045

Office Services & Supplies—0.2%
Herman Miller Inc.	56,400	1,040,580
Knoll Inc.	23,485	348,752
		1,389,332

Oil & Gas Drilling—0.6%
Pioneer Drilling Co.	577,300	5,588,264	(a)

Oil & Gas Equipment & Services—2.2%
C&J Energy Services Inc.	20,300	424,879	(a)
Dawson Geophysical Co.	18,492	730,989	(a)
Dril-Quip Inc.	21,400	1,408,548	(a)
Hornbeck Offshore Services Inc.	9,950	308,649	(a)
Lufkin Industries Inc.	26,500	1,783,715
Natural Gas Services Group Inc.	11,529	166,709	(a)
Oil States International Inc.	103,100	7,873,747	(a)
Superior Energy Services Inc.	159,500	4,536,180	(a)
Tetra Technologies Inc.	264,000	2,465,760	(a)
		19,699,176

Oil & Gas Exploration & Production—2.9%
Berry Petroleum Co.	5,642	237,077
Bill Barrett Corp.	17,573	598,712	(a)
Carrizo Oil & Gas Inc.	17,500	461,125	(a)
Energy XXI Bermuda Ltd.	14,600	465,448	(a)
Gulfport Energy Corp.	118,600	3,492,770	(a)
Kodiak Oil & Gas Corp.	137,314	1,304,483	(a)
Northern Oil and Gas Inc.	173,500	4,160,530	(a)
Oasis Petroleum Inc.	106,500	3,098,085	(a)
Petroleum Development Corp.	53,000	1,860,830	(a)
Petroquest Energy Inc.	56,000	369,600	(a)
Resolute Energy Corp.	265,000	2,862,000	(a)
SM Energy Co.	78,200	5,716,420
Stone Energy Corp.	18,800	495,944	(a)
Venoco Inc.	37,462	253,618	(a)
		25,376,642

Oil & Gas Refining & Marketing—0.1%
CVR Energy Inc.	23,100	432,663	(a)

Western Refining Inc.	33,409	444,006	(a)
World Fuel Services Corp.	9,500	398,810
		1,275,479

Oil & Gas Storage & Transportation—0.1%
Golar LNG Ltd.	11,300	502,285
Targa Resources Corp.	12,300	500,487
		1,002,772

Packaged Foods & Meats—4.1%
Flowers Foods Inc.	282,000	5,352,360
Lancaster Colony Corp.	80,000	5,547,200
Sanderson Farms Inc.	104,224	5,224,749
Smart Balance Inc.	213,500	1,144,360	(a)
Smithfield Foods Inc.	333,225	8,090,703	(a)
Snyders-Lance Inc.	200,500	4,511,250
TreeHouse Foods Inc.	93,500	6,113,030	(a)
		35,983,652

Paper Packaging—0.7%
Packaging Corporation of America	246,500	6,221,660

Paper Products—0.1%
Buckeye Technologies Inc.	17,712	592,289
Neenah Paper Inc.	15,362	342,880
		935,169

Personal Products—0.0%*
Revlon Inc.	19,900	295,913	(a)

Pharmaceuticals—0.6%
Akorn Inc.	46,199	513,733	(a)
Auxilium Pharmaceuticals Inc.	24,000	478,320	(a)
Hi-Tech Pharmacal Company Inc.	29,216	1,136,210	(a)
Jazz Pharmaceuticals Inc.	8,500	328,355	(a)
Obagi Medical Products Inc.	36,500	370,840	(a)
Par Pharmaceutical Companies Inc.	48,008	1,571,302	(a)
Questcor Pharmaceuticals Inc.	13,053	542,744	(a)
Salix Pharmaceuticals Ltd.	15,300	732,105	(a)
		5,673,609

Precious Metals & Minerals—0.1%
Coeur d’Alene Mines Corp.	14,100	340,374	(a)
Hecla Mining Co.	76,800	401,664
		742,038

Property & Casualty Insurance—2.2%
Allied World Assurance Company Holdings AG	106,500	6,702,045
American Safety Insurance Holdings Ltd.	33,731	733,649	(a)
Amtrust Financial Services Inc.	80,000	1,900,000
Argo Group International Holdings Ltd.	91,569	2,651,838
Aspen Insurance Holdings Ltd.	147,000	3,895,500
The Navigators Group Inc.	74,500	3,552,160	(a)
		19,435,192

Publishing—1.2%
John Wiley & Sons Inc.	156,900	6,966,360
Morningstar Inc.	67,000	3,983,150
		10,949,510

Railroads—0.9%
Genesee & Wyoming Inc.	128,200	7,766,356	(a)

Regional Banks—4.4%
BancorpSouth Inc.	29,623	326,445
Bank of the Ozarks Inc.	29,166	864,189
Banner Corp.	18,806	322,523
Bryn Mawr Bank Corp.	52,000	1,013,480
Camden National Corp.	10,109	329,553
Cardinal Financial Corp.	18,824	202,170
CoBiz Financial Inc.	29,020	167,445
Community Bank System Inc.	40,000	1,112,000
Cullen Frost Bankers Inc.	71,700	3,793,647
East West Bancorp Inc.	46,241	913,260
First Horizon National Corp.	57,620	460,960
Fulton Financial Corp.	130,600	1,281,186
Glacier Bancorp Inc.	22,547	271,240
Great Southern Bancorp Inc.	18,080	426,507
Hancock Holding Co.	14,472	462,670
Home Bancshares Inc.	16,831	436,091
Iberiabank Corp.	17,211	848,502
Independent Bank Corp.	66,500	1,814,785
Lakeland Financial Corp.	17,967	464,806
National Penn Bancshares Inc.	47,427	400,284
Old National Bancorp	30,178	351,574
PacWest Bancorp	31,915	604,789
Prosperity Bancshares Inc.	105,000	4,236,750
Southwest BanCorp Inc.	41,933	249,921	(a)
Sterling Bancorp	71,188	615,064
Susquehanna Bancshares Inc.	97,835	819,857
SVB Financial Group	113,400	5,408,046	(a)
UMB Financial Corp.	160,000	5,960,000
Umpqua Holdings Corp.	64,374	797,594
Washington Trust Bancorp Inc.	53,000	1,264,580
Westamerica Bancorporation	53,100	2,331,090
Wintrust Financial Corp.	14,599	409,502
		38,960,510

Reinsurance—0.3%
Endurance Specialty Holdings Ltd.	53,500	2,046,375
Maiden Holdings Ltd.	51,732	453,172
Platinum Underwriters Holdings Ltd.	13,619	464,544
		2,964,091

Research & Consulting Services—0.6%
CoStar Group Inc.	42,500	2,836,025	(a)
Huron Consulting Group Inc.	11,200	433,888	(a)
ICF International Inc.	18,454	457,290	(a)
Resources Connection Inc.	64,300	680,937
The Corporate Executive Board Co.	12,200	464,820
		4,872,960

Residential REITs—0.2%
Mid-America Apartment Communities Inc.	26,426	1,652,946

Restaurants—1.1%
Buffalo Wild Wings Inc.	7,300	492,823	(a)
Cracker Barrel Old Country Store Inc.	132,200	6,664,202
Einstein Noah Restaurant Group Inc.	22,400	354,368
Papa John’s International Inc.	10,800	406,944	(a)
The Wendy’s Co.	320,300	1,716,808
		9,635,145

Retail REITs—0.1%
CBL & Associates Properties Inc.	31,800	499,260

Ramco-Gershenson Properties Trust	49,354	485,150
		984,410

Security & Alarm Services—0.7%
The Brink’s Co.	219,000	5,886,720

Semiconductor Equipment—0.5%
MKS Instruments Inc.	18,676	519,566
Rudolph Technologies Inc.	383,900	3,554,914	(a)
		4,074,480

Semiconductors—1.5%
Diodes Inc.	32,290	687,777	(a)
Fairchild Semiconductor International Inc.	57,214	688,857	(a)
Hittite Microwave Corp.	42,500	2,098,650	(a)
Integrated Device Technology Inc.	79,612	434,682	(a)
Microsemi Corp.	271,500	4,547,625	(a)
Pericom Semiconductor Corp.	27,153	206,634	(a)
RF Micro Devices Inc.	73,106	394,772	(a)
Semtech Corp.	141,800	3,519,476	(a)
Standard Microsystems Corp.	36,385	937,641	(a)
TriQuint Semiconductor Inc.	45,441	221,298	(a)
		13,737,412

Specialized Consumer Services—0.1%
Matthews International Corp.	22,000	691,460

Specialized Finance—0.1%
Interactive Brokers Group Inc.	30,800	460,152
NewStar Financial Inc.	66,221	673,468	(a)
		1,133,620

Specialized REITs—1.4%
DiamondRock Hospitality Co.	72,870	702,467
Healthcare Realty Trust Inc.	106,500	1,979,835
Hersha Hospitality Trust	94,360	460,477
National Health Investors Inc.	10,747	472,653
Omega Healthcare Investors Inc.	334,000	6,462,900
Sabra Healthcare REIT Inc.	186,200	2,251,158
Summit Hotel Properties Inc.	44,780	422,723
		12,752,213

Specialty Chemicals—1.6%
HB Fuller Co.	19,700	455,267
HB Fuller Co.	43,953	1,015,754
Rockwood Holdings Inc.	8,600	338,582	(a)
Sensient Technologies Corp.	301,801	11,438,258
Stepan Co.	9,490	760,718
		14,008,579

Specialty Stores—0.7%
Cabela’s Inc.	26,425	671,724	(a)
GNC Holdings Inc.	15,900	460,305	(a)
Tractor Supply Co.	67,925	4,764,939
		5,896,968

Steel—0.6%
Carpenter Technology Corp.	10,350	532,818
Commercial Metals Co.	294,000	4,066,020
Schnitzer Steel Industries Inc.	18,442	779,728
		5,378,566

Systems Software—1.5%
Ariba Inc.	86,500	2,428,920	(a)
CommVault Systems Inc.	72,500	3,097,200	(a)

Fortinet Inc.	21,400	466,734
MICROS Systems Inc.	161,500	7,522,670	(a)
		13,515,524

Technology Distributors—0.2%
Insight Enterprises Inc.	29,150	445,704	(a)
Scansource Inc.	19,978	719,208	(a)
Tech Data Corp.	19,211	949,216	(a)
		2,114,128

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	24,225	532,708
Dime Community Bancshares Inc.	6,384	80,438
Northwest Bancshares Inc.	52,535	653,535
Washington Federal Inc.	46,524	650,871
		1,917,552

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	78,483	1,099,547

Trading Companies & Distributors—0.9%
Applied Industrial Technologies Inc.	185,200	6,513,484
DXP Enterprises Inc.	15,050	484,610	(a)
RSC Holdings Inc.	39,300	727,050	(a)
TAL International Group Inc.	13,050	375,709
		8,100,853

Trucking—1.5%
Avis Budget Group Inc.	27,400	293,728	(a)
Landstar System Inc.	93,500	4,480,520
Marten Transport Ltd.	36,409	654,998
Old Dominion Freight Line Inc.	193,100	7,826,343	(a)
		13,255,589

Total Common Stock		840,831,587
(Cost $763,665,087)
Other Investments—0.1%
GEI Investment Fund		61,244	(k)
(Cost $63,796)

Total Investments in Securities
(Cost $763,728,883)		840,892,831

Short-Term Investments—5.2%
GE Institutional Money Market Fund Investment Class
0.06%		46,224,937	(d,k)
(Cost $46,224,937)

Total Investments		887,117,768
(Cost $809,953,820)

Other Assets and Liabilities, net—0.1%		1,268,843

NET ASSETS—100.0%		$888,386,611

Other Information

The Fund had the following long future contracts open at December 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	March 2012	251	18,543,880	$213,917

GE Institutional Strategic Investment Fund

Schedule of Investments—December 31, 2011 (unaudited)

Domestic Equity—39.6% †	Number of Shares	Fair Value
Advertising—0.5%
Omnicom Group Inc.	73,534	$3,278,145

Aerospace & Defense—0.9%
Alliant Techsystems Inc.	5,334	304,891
Hexcel Corp.	44,315	1,072,867	(a)
Honeywell International Inc.	54,634	2,969,358
Rockwell Collins Inc.	18,424	1,020,136
United Technologies Corp.	8,398	613,810
		5,981,062

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	44,522	1,273,329

Air Freight & Logistics—0.5%
FedEx Corp.	12,282	1,025,670
United Parcel Service Inc.	27,624	2,021,800
UTi Worldwide Inc.	18,131	240,961
		3,288,431

Apparel Retail—0.1%
Urban Outfitters Inc.	19,247	530,447	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	20,737	1,265,786
Michael Kors Holdings Ltd.	2,399	65,373	(a)
		1,331,159

Application Software—0.3%
Citrix Systems Inc.	14,720	893,798	(a)
SuccessFactors Inc.	26,963	1,075,015	(a)
		1,968,813

Asset Management & Custody Banks—1.2%
Affiliated Managers Group Inc.	11,916	1,143,340	(a)
Ameriprise Financial Inc.	42,701	2,119,678
Invesco Ltd.	113,965	2,289,558
State Street Corp.	61,290	2,470,600	(e)
		8,023,176

Auto Parts & Equipment—0.1%
Johnson Controls Inc.	16,278	508,850

Automotive Retail—0.2%
O’Reilly Automotive Inc.	13,865	1,108,507	(a)

Biotechnology—1.1%
Alexion Pharmaceuticals Inc.	15,782	1,128,413
Amgen Inc.	44,293	2,844,053	(h)
Gilead Sciences Inc.	53,871	2,204,940	(a)
Human Genome Sciences Inc.	22,571	166,800	(a)
Incyte Corp Ltd	22,720	341,027	(a)
Vertex Pharmaceuticals Inc.	13,571	450,693	(a)
		7,135,926

Brewers—0.1%
Molson Coors Brewing Co.	20,719	902,105

Broadcasting—0.1%
Discovery Communications Inc.††	5,817	238,322	(a)
Discovery Communications Inc.††	9,751	367,613	(a)
		605,935

Cable & Satellite—0.3%
DIRECTV	26,531	1,134,466	(a)
Liberty Global Inc.	27,692	1,094,388	(a)
Sirius XM Radio Inc.	35,437	64,495	(a)
		2,293,349

Casinos & Gaming—0.3%
Las Vegas Sands Corp.	23,695	1,012,487	(a)
Penn National Gaming Inc.	22,908	872,108	(a)
		1,884,595

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	7,446	152,122	(a)
Peabody Energy Corp.	12,252	405,664
		557,786

Communications Equipment—1.6%
Cisco Systems Inc.	309,894	5,602,883	(h)
Juniper Networks Inc.	27,732	566,010	(a)
QUALCOMM Inc.	82,770	4,527,519	(h)
		10,696,412

Computer Hardware—1.2%
Apple Inc.	18,349	7,431,345	(a)
Hewlett-Packard Co.	18,420	474,499
		7,905,844

Computer Storage & Peripherals—0.1%
Synaptics Inc.	22,097	666,225	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	33,961	731,520	(a)

Construction & Farm Machinery & Heavy Trucks—0.1%
Cummins Inc.	6,314	555,758
Deere & Co.	3,068	237,310
		793,068

Consumer Finance—0.3%
American Express Co.	40,853	1,927,036
Discover Financial Services	14,160	339,840
		2,266,876

Data Processing & Outsourced Services—0.6%
Automatic Data Processing Inc.	8,998	485,982
The Western Union Co.	67,023	1,223,840
Visa Inc.	21,325	2,165,127
		3,874,949

Department Stores—0.1%
Macy’s Inc.	25,771	829,311

Distributors—0.1%
Genuine Parts Co.	9,736	595,843

Diversified Chemicals—0.1%
EI du Pont de Nemours & Co.	11,235	514,338

Diversified Financial Services—1.2%
Bank of America Corp.	139,441	775,292
Comerica Inc.	39,928	1,030,142
JPMorgan Chase & Co.	105,756	3,516,386

US Bancorp	11,398	308,316
Wells Fargo & Co.	81,518	2,246,636
		7,876,772

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	29,587	1,088,506
Molycorp Inc.	6,456	154,815	(a)
		1,243,321

Drug Retail—0.2%
CVS Caremark Corp.	33,162	1,352,346

Electric Utilities—0.7%
FirstEnergy Corp.	17,316	767,099
ITC Holdings Corp.	25,483	1,933,650
NextEra Energy Inc.	19,034	1,158,790
The Southern Co.	24,335	1,126,467
		4,986,006

Electrical Components & Equipment—0.5%
Cooper Industries PLC	40,811	2,209,916
Emerson Electric Co.	19,496	908,319
		3,118,235

Environmental & Facilities Services—0.1%
Stericycle Inc.	7,357	573,257	(a)

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	12,773	289,053	(a)
Monsanto Co.	33,756	2,365,282
		2,654,335

General Merchandise Stores—0.4%
Target Corp.	47,689	2,442,631

Healthcare Equipment—0.8%
Baxter International Inc.	11,328	560,509
Covidien PLC	78,088	3,514,741
Gen-Probe Inc.	6,253	369,677	(a)
Masimo Corp.	31,967	597,303	(a)
ResMed Inc.	22,659	575,539	(a)
		5,617,769

Healthcare Facilities—0.2%
HCA Holdings Inc.	26,098	574,939	(a)
Universal Health Services Inc.	19,926	774,324
		1,349,263

Healthcare Services—0.8%
Catalyst Health Solutions Inc.	22,936	1,192,672	(a)
DaVita Inc.	3,378	256,086	(a)
Express Scripts Inc.	72,841	3,255,264	(a)
Omnicare Inc.	9,204	317,078
		5,021,100

Home Building—0.1%
MDC Holdings Inc.	24,045	423,913

Home Entertainment Software—0.1%
Activision Blizzard Inc.	76,661	944,464

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	19,896	1,153,371	(a,h)

Home Improvement Retail—0.5%
Lowe’s Companies Inc.	48,963	1,242,681

The Home Depot Inc.	45,260	1,902,731
		3,145,412

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	14,475	472,464
Royal Caribbean Cruises Ltd.	19,520	483,510
		955,974

Household Products—0.7%
Kimberly-Clark Corp.	11,882	874,040
The Clorox Co.	17,631	1,173,519
The Procter & Gamble Co.	41,749	2,785,075
		4,832,634

Independent Power Producers & Energy Traders—0.5%
Calpine Corp.	70,816	1,156,425	(a)
The AES Corp.	201,237	2,382,645	(a)
		3,539,070

Industrial Gases—0.5%
Praxair Inc.	29,520	3,155,689

Industrial Machinery—0.3%
Eaton Corp.	22,852	994,748
Harsco Corp.	42,735	879,486
		1,874,234

Insurance Brokers—0.1%
Marsh & McLennan Companies Inc.	19,656	621,523

Integrated Oil & Gas—1.7%
Chevron Corp.	46,117	4,906,849
ConocoPhillips	24,595	1,792,238
Exxon Mobil Corp.	19,909	1,687,487	(h)
Hess Corp.	17,425	989,740
Occidental Petroleum Corp.	22,330	2,092,321
		11,468,635

Integrated Telecommunication Services—0.6%
AT&T Inc.	69,627	2,105,521
Verizon Communications Inc.	39,397	1,580,608
Windstream Corp.	22,812	267,813
		3,953,942

Internet Retail—0.0%*
Amazon.com Inc.	1,511	261,554	(a)
HomeAway Inc.	1,662	38,642	(a)
		300,196

Internet Software & Services—0.9%
Equinix Inc.	19,396	1,966,754	(a)
Google Inc.	4,437	2,865,858	(a)
MercadoLibre Inc.	9,188	730,814
Monster Worldwide Inc.	54,430	431,630	(a)
		5,995,056

Investment Banking & Brokerage—0.2%
The Goldman Sachs Group Inc.	14,595	1,319,826

IT Consulting & Other Services—1.0%
Cognizant Technology Solutions Corp.	18,250	1,173,657	(a)
International Business Machines Corp.	28,111	5,169,051	(h)
		6,342,708

Life & Health Insurance—0.5%
MetLife Inc.	50,393	1,571,254
Prudential Financial Inc.	33,151	1,661,529
		3,232,783

Life Sciences Tools & Services—0.5%
Covance Inc.	12,364	565,282	(a)
Illumina Inc.	17,398	530,291	(a)
Mettler-Toledo International Inc.	4,620	682,420	(a)
PerkinElmer Inc.	46,420	928,400
Thermo Fisher Scientific Inc.	18,089	813,462	(a)
		3,519,855

Managed Healthcare—0.0%*
UnitedHealth Group Inc.	4,914	249,042

Movies & Entertainment—0.8%
Liberty Media Corporation - Capital	5,880	458,934	(a)
The Walt Disney Co.	46,060	1,727,250
Time Warner Inc.	82,607	2,985,417
		5,171,601

Multi-Line Insurance—0.2%
Hartford Financial Services Group Inc.	15,350	249,437
HCC Insurance Holdings Inc.	47,284	1,300,310
		1,549,747

Multi-Utilities—0.4%
Dominion Resources Inc.	34,024	1,805,994
Public Service Enterprise Group Inc.	7,930	261,769
Xcel Energy Inc.	14,224	393,151
		2,460,914

Office REITs—0.1%
Douglas Emmett Inc.	28,338	516,885
SL Green Realty Corp.	5,918	394,376
		911,261

Oil & Gas Drilling—0.1%
Noble Corp.	21,645	654,112

Oil & Gas Equipment & Services—1.0%
McDermott International Inc.	44,139	508,040	(a)
National Oilwell Varco Inc.	8,128	552,623
Schlumberger Ltd.	74,000	5,054,940	(h)
Weatherford International Ltd.	35,823	524,449	(a)
		6,640,052

Oil & Gas Exploration & Production—0.9%
Anadarko Petroleum Corp.	37,427	2,856,803
Apache Corp.	5,665	513,136
Forest Oil Corp.	18,508	250,783	(a)
Pioneer Natural Resources Co.	8,454	756,464
Range Resources Corp.	11,412	706,860
Southwestern Energy Co.	27,799	887,900	(a)
Ultra Petroleum Corp.	7,567	224,210	(a)
		6,196,156

Oil & Gas Refining & Marketing—0.1%
Marathon Petroleum Corp.	14,725	490,195

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	37,650	1,000,361
Spectra Energy Corp.	46,911	1,442,513
The Williams Companies Inc.	15,356	507,055
		2,949,929

Packaged Foods & Meats—1.0%
ConAgra Foods Inc.	29,166	769,982
General Mills Inc.	14,996	605,988
Kraft Foods Inc.	106,041	3,961,692
McCormick & Company Inc.	12,878	649,309
Mead Johnson Nutrition Co.	9,004	618,845
		6,605,816

Pharmaceuticals—1.8%
Bristol-Myers Squibb Co.	62,438	2,200,315
Johnson & Johnson	57,219	3,752,422
Merck & Company Inc.	26,695	1,006,402
Pfizer Inc.	231,579	5,011,369
		11,970,508

Property & Casualty Insurance—0.9%
ACE Ltd.	56,010	3,927,422
The Chubb Corp.	25,655	1,775,840
		5,703,262

Railroads—0.1%
Union Pacific Corp.	6,299	667,316

Real Estate Services—0.1%
CBRE Group Inc. (REIT)	52,268	795,519	(a)

Regional Banks—0.0%*
Zions Bancorporation	19,842	323,028

Reinsurance—0.2%
PartnerRe Ltd.	12,706	815,852
RenaissanceRe Holdings Ltd.	8,291	616,602
		1,432,454

Research & Consulting Services—0.3%
FTI Consulting Inc.	11,924	505,816	(a)
IHS Inc.	11,717	1,009,537	(a)
Nielsen Holdings N.V.	16,991	504,463	(a)
		2,019,816

Restaurants—0.4%
Darden Restaurants Inc.	7,499	341,804
McDonald’s Corp.	19,796	1,986,133
		2,327,937

Retail REITs—0.1%
Simon Property Group Inc.	4,049	522,078

Security & Alarm Services—0.2%
Corrections Corporation of America	64,554	1,314,965	(a)

Semiconductor Equipment—0.0%*
KLA-Tencor Corp.	6,599	318,402

Semiconductors—1.0%
Altera Corp.	14,738	546,780
Hittite Microwave Corp.	16,274	803,610	(a)
Intel Corp.	81,688	1,980,933	(h)
Marvell Technology Group Ltd.	50,162	694,744	(a)
Microchip Technology Inc.	21,507	787,802
Texas Instruments Inc.	69,765	2,030,859
		6,844,728

Soft Drinks—1.0%
Coca-Cola Enterprises Inc.	62,961	1,623,134
PepsiCo Inc.	71,374	4,735,665	(h)
		6,358,799

Specialized Finance—0.4%
CBOE Holdings Inc.	18,361	474,815
CME Group Inc.	6,957	1,695,212
MSCI Inc.	12,273	404,150	(a)
		2,574,177

Specialized REITs—0.1%
Public Storage	4,499	604,936
Rayonier Inc.	7,003	312,544
		917,480

Specialty Chemicals—0.2%
Albemarle Corp.	3,027	155,921
Celanese Corp.	5,758	254,906
Cytec Industries Inc.	8,206	366,398
Ecolab Inc.	12,062	697,304
		1,474,529

Specialty Stores—0.1%
Dick’s Sporting Goods Inc.	14,176	522,811

Steel—0.5%
Allegheny Technologies Inc.	67,972	3,249,062
Steel Dynamics Inc.	19,640	258,266
		3,507,328

Systems Software—1.4%
Microsoft Corp.	215,113	5,584,333	(h)
Oracle Corp.	103,803	2,662,547
Rovi Corp.	31,136	765,323	(a)
		9,012,203

Thrifts & Mortgage Finance—0.3%
BankUnited Inc.	19,373	426,012
People’s United Financial Inc.	120,793	1,552,190
		1,978,202

Tobacco—0.2%
Philip Morris International Inc.	18,833	1,478,014

Trading Companies & Distributors—0.1%
MSC Industrial Direct Company Inc.	12,695	908,327

Water Utilities—0.1%
American Water Works Company Inc.	13,198	420,488

Wireless Telecommunication Services—0.6%
American Tower Corp.	42,695	2,562,127	(a)
NII Holdings Inc.	67,328	1,434,086	(a)
		3,996,213

Total Domestic Equity		263,827,730
(Cost $247,562,457)

Foreign Equity—19.2%

Common Stock—18.8%

Advertising—0.1%
WPP PLC	95,052	997,851

Aerospace & Defense—0.4%
CAE Inc.	53,693	521,506
European Aeronautic Defence and Space Company N.V.	17,713	555,308
Safran S.A.	54,527	1,642,548
		2,719,362

Agricultural Products—0.0%*
China Agri-Industries Holdings Ltd.	40,339	30,644

Apparel Retail—0.0%*
Belle International Holdings Ltd.	36,078	63,083
Fast Retailing Company Ltd.	900	163,764
		226,847

Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	14,259	930,329
China Dongxiang Group Co.	381,710	64,875
LVMH Moet Hennessy Louis Vuitton S.A.	6,143	872,414
Ports Design Ltd.	39,748	60,185
		1,927,803
Application Software—0.2%
SAP AG	25,728	1,364,341

Automobile Manufacturers—0.6%
Daimler AG	5,204	229,149
Hyundai Motor Co.	6,606	1,221,422	(a)
Kia Motors Corp.	1,183	68,495	(a)
Mahindra & Mahindra Ltd.	5,690	72,859
Suzuki Motor Corp.	100,799	2,085,677
Toyota Motor Corp.	13,980	466,061
		4,143,663

Brewers—0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,227	75,175
Carlsberg A/S	5,630	398,255
		473,430

Broadcasting—0.0%*
Zee Entertainment Enterprises Ltd.	28,525	63,410

Building Products—0.1%
Daikin Industries Ltd.	29,500	808,240

Casinos & Gaming—0.0%*
Genting Bhd	46,699	162,047
Sands China Ltd.	28,258	79,863	(a)
		241,910

Coal & Consumable Fuels—0.0%*
Adaro Energy Tbk PT	332,454	64,896

Commodity Chemicals—0.0%*
LG Chem Ltd.	452	124,575	(a)

Communications Equipment—0.2%
HTC Corp.	3,399	55,791
Telefonaktiebolaget LM Ericsson	110,331	1,133,036
		1,188,827

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	192,601	137,384
Doosan Heavy Industries and Construction Company Ltd.	1,779	100,532	(a)
Larsen & Toubro Ltd.	22,503	421,669
VInci S.A.	17,286	757,568
		1,417,153

Construction & Farm Machinery & Heavy Trucks—0.1%
First Tractor Company Ltd.	87,714	81,993
Sany Heavy Equipment International Holdings Company Ltd.	187,299	151,931
United Tractors Tbk PT	49,976	145,229
		379,153

Department Stores—0.0%*
Golden Eagle Retail Group Ltd.	31,095	65,740

Distillers & Vintners—0.4%
Diageo PLC	101,434	2,217,187
Diageo PLC ADR	6,136	536,409
		2,753,596

Diversified Capital Markets—0.1%
Credit Suisse Group AG	23,101	545,224

Diversified Financial Services—1.7%
Axis Bank Ltd.	5,034	76,403
Banco Santander Chile ADR	1,165	88,191
Banco Santander S.A.	105,414	803,269
Bank of China Ltd.	1,937,625	716,013
Bank Rakyat Indonesia Persero Tbk PT	276,791	206,048
BNP Paribas S.A.	36,605	1,442,195
Chinatrust Financial Holding Company Ltd.	86,883	54,232
Credicorp Ltd.	1,690	185,004
Grupo Financiero Banorte SAB de C.V.	21,401	64,792
HSBC Holdings PLC	324,624	2,477,339
ICICI Bank Ltd.	36,828	474,142
ING Groep N.V.	121,269	875,285	(a)
Kasikornbank PCL	4,234	16,708
KB Financial Group Inc.	1,376	43,358	(a)
Lloyds Banking Group PLC	2,187,569	880,693	(a)
Metropolitan Bank & Trust	77,597	120,231
Sberbank of Russia ADR	12,333	122,343	(a)
Standard Bank Group Ltd.	7,371	90,159
Standard Chartered PLC	63,640	1,393,543
United Overseas Bank Ltd.	97,709	1,150,670
VTB Bank OJSC GDR	14,189	51,222
		11,331,840

Diversified Metals & Mining—0.9%
Anglo American PLC	3,082	113,948
Antofagasta PLC	24,686	466,129
BHP Billiton PLC	70,762	2,064,710
First Quantum Minerals Ltd.	10,771	212,088
Lynas Corporation Ltd.	827,060	886,058	(a)
Rio Tinto PLC	40,897	1,986,189
Xstrata PLC	21,806	331,432
		6,060,554

Diversified Real Estate Activities—0.2%
Sumitomo Realty & Development Company Ltd. (REIT)	45,000	788,407
Wharf Holdings Ltd.	147,464	668,340
		1,456,747

Diversified Support Services—0.3%
Aggreko PLC	26,086	817,697
Brambles Ltd.	170,583	1,252,153
		2,069,850

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	316,140	595,906
Reliance Infrastructure Ltd.	14,619	93,459
		689,365

Electrical Components & Equipment—0.1%
Schneider Electric S.A.	6,433	339,719
Zhuzhou CSR Times Electric Company Ltd.	69,170	151,582
		491,301

Electronic Components—0.1%
Delta Electronics Inc.	161,000	382,840

Electronic Equipment & Instruments—0.1%
Hexagon AB	50,984	765,284
Wasion Group Holdings Ltd.	24,622	7,323
		772,607

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	33,024	90,415

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc.††	16,887	697,095
Potash Corporation of Saskatchewan Inc.††	41,989	1,736,466
Sociedad Quimica y Minera de Chile S.A. ADR	7,058	380,074
Syngenta AG	6,147	1,807,748
		4,621,383

Food Retail—0.2%
Koninklijke Ahold N.V.	20,054	270,874
Magnit OJSC GDR	4,168	88,195
President Chain Store Corp.	4,157	22,653
Shoprite Holdings Ltd.	6,068	102,368
Tesco PLC	166,913	1,046,548
		1,530,638

Gold—0.2%
Barrick Gold Corp.	3,300	149,325
Goldcorp Inc.	4,491	199,399
Kinross Gold Corp.	106,292	1,214,020
		1,562,744

Healthcare Services—0.2%
Diagnosticos da America S.A.	7,430	61,742
Fresenius SE & Company KGaA	16,226	1,505,639
		1,567,381

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	23,241	1,645,790
Shandong Weigao Group Medical Polymer Company Ltd.	74,429	67,178
		1,712,968

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	18,428	346,999
Dongfang Electric Corporation Ltd.	15,746	46,833
		393,832

Home Building—0.0%*
MRV Engenharia e Participacoes S.A.	5,997	34,402

Hotels, Resorts & Cruise Lines—0.0%*
Accor S.A.	2,698	68,595
Ctrip.Com International Ltd. ADR	356	8,330	(a)
		76,925

Household Appliances—0.0%*
Techtronic Industries Co.	68,681	70,657

Household Products—0.5%
Reckitt Benckiser Group PLC	34,550	1,707,475
Unicharm Corp.	31,000	1,529,049
		3,236,524

Human Resource & Employment Services—0.1%
The Capita Group PLC	46,952	458,605

Hypermarkets & Super Centers—0.0%*
Metro AG	9,060	331,667

Industrial Conglomerates—0.6%
Chongqing Machinery & Electric Company Ltd.	253,131	42,044
Hutchison Whampoa Ltd.	114,251	960,599
Koninklijke Philips Electronics N.V.	27,205	574,947
Siemens AG	15,473	1,485,179
Siemens AG ADR	7,285	696,519
		3,759,288

Industrial Gases—0.5%
Linde AG	18,362	2,740,021
OCI Materials Company Ltd.	3,493	241,053	(a)
		2,981,074

Industrial Machinery—0.6%
FANUC Corp.	9,300	1,423,889
Mitsubishi Heavy Industries Ltd.	89,000	379,413
SMC Corp.	5,400	871,692
Vallourec S.A.	15,327	998,021
		3,673,015

Integrated Oil & Gas—1.8%
BG Group PLC	67,218	1,437,941	(a)
Cenovus Energy Inc.	6,401	212,665
China Petroleum & Chemical Corp.	416,263	438,956
ENI S.p.A	18,130	376,803
Gazprom OAO ADR	39,622	423,203
Lukoil OAO ADR	3,278	174,390
Petroleo Brasileiro S.A. ADR	76,575	1,798,746
Royal Dutch Shell PLC	124,683	4,594,285
Suncor Energy Inc.††	28,338	816,985
Suncor Energy Inc.††	46,181	1,332,480
Total S.A.	10,777	552,611
		12,159,065

Integrated Telecommunication Services—0.2%
China Unicom Hong Kong Ltd.	70,292	148,067
Telefonica S.A.	42,724	742,361
Telefonica S.A. ADR	23,396	402,177
		1,292,605
Internet Software & Services—0.6%
Baidu Inc. ADR	33,200	3,866,804	(a)
Tencent Holdings Ltd.	1,718	34,508
		3,901,312

Investment Banking & Brokerage—0.0%*
Egyptian Financial Group-Hermes Holding	41,221	68,351	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	22,982	720,344
HCL Technologies Ltd.	11,441	83,516
Infosys Ltd.	1,587	82,398
		886,258

Life & Health Insurance— 0.7%
AIA Group Ltd.	516,793	1,613,606
Ping An Insurance Group Co.	5,595	36,956
Prudential PLC	193,554	1,920,623
Sony Financial Holdings Inc.	63,700	938,859
		4,510,044

Managed Healthcare—0.0%*
Odontoprev S.A.	3,829	54,605

Marine Ports & Services—0.0%*
Mundra Port and Special Economic Zone Ltd.	42,648	96,451

Multi-Line Insurance—0.3%
AXA S.A.	70,235	915,859
Porto Seguro S.A.	3,773	43,085
Zurich Financial Services AG	3,693	839,228
		1,798,172

Multi-Utilities—0.3%
National Grid PLC	197,087	1,914,331

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	121,179	191,288

Oil & Gas Equipment & Services—0.1%
Cie Generale de Geophysique - Veritas	12,000	282,426	(a)
Gasfrac Energy Services Inc.	40,370	276,732	(a)
		559,158

Oil & Gas Exploration & Production—0.2%
Afren PLC	309,163	411,763	(a)
Canadian Natural Resources Ltd.	21,137	791,924
CNOOC Ltd.	59,956	105,143
Pacific Rubiales Energy Corp.	2,777	51,081
		1,359,911

Packaged Foods & Meats—0.7%
Nestle S.A.	51,318	2,963,503
Nestle S.A. ADR	7,676	442,982
Unilever N.V.	35,132	1,211,768
		4,618,253

Pharmaceuticals—0.9%
Aspen Pharmacare Holdings Ltd.	813	9,736
Bayer AG	15,720	1,008,102	(a)
Lijun International Pharmaceutical Holding Ltd.	142,387	16,317
Novartis AG	39,334	2,258,834
Novartis AG ADR	36,070	2,062,122
Teva Pharmaceutical Industries Ltd. ADR	16,832	679,340
		6,034,451

Precious Metals & Minerals—0.0%*
Aquarius Platinum Ltd.	5,483	13,353
Polymetal International PLC	3,515	59,762	(a)
		73,115

Real Estate Development—0.0%*
Glorious Property Holdings Ltd. (REIT)	8,121	1,433

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	5,303	98,540

Regional Banks—0.1%
The Bank of Yokohama Ltd.	201,787	954,646

Restaurants—0.1%
Arcos Dorados Holdings Inc.	27,134	557,061

Security & Alarm Services—0.1%
G4S PLC††	124,051	523,997
G4S PLC††	26,562	111,438
		635,435

Semiconductors—0.8%
Samsung Electronics Company Ltd.	3,251	2,985,728
Taiwan Semiconductor Manufacturing Company Ltd.	814,876	2,039,949
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,280	145,625
		5,171,302

Specialized Finance—0.1%
Deutsche Boerse AG	10,291	541,184	(a)

Specialty Chemicals—0.1%
Neo Material Technologies Inc.	30,356	218,521	(a)
Novozymes A/S	5,305	164,283
Symrise AG	5,882	157,449
		540,253

Steel—0.2%
Mechel ADR††	551	4,683
Mechel ADR††	28,577	100,019
ThyssenKrupp AG	24,453	562,656
Vale S.A. ADR	42,822	882,133	(h)
		1,549,491

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	9,176	112,106

Tobacco—0.0%*
ITC Ltd.	7,501	28,342

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	55,900	1,129,770

Wireless Telecommunication Services—0.9%
America Movil SAB de C.V. ADR	44,349	1,002,287
Millicom International Cellular S.A.	1,035	104,099
Mobile Telesystems OJSC ADR	19,227	282,252
MTN Group Ltd.	37,786	672,701
Softbank Corp.	47,899	1,411,321
Vodafone Group PLC	783,049	2,177,100
		5,649,760

Total Common Stock		125,379,980
(Cost $135,287,104)

Preferred Stock—0.4%

Automobile Manufacturers—0.2%
Volkswagen AG	10,991	1,651,517

Diversified Financial Services—0.0%*
Itau Unibanco Holding S.A.	11,910	217,033

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	12,711	146,447

Multi-Line Insurance—0.1%
XLIT Ltd. 3.526%	508	353,219

Steel—0.1%
Vale S.A.	16,598	336,543

Total Preferred Stock		2,704,759
(Cost $2,610,970)

Total Foreign Equity		128,084,739
(Cost $137,898,074)

		Principal Amount	Fair Value
Bonds and Notes—30.8%

U.S. Treasuries—6.1%
U.S. Treasury Bonds
3.13%	11/15/41	$715,300	$749,388
3.75%	08/15/41	11,685,400	13,743,129
4.38%	05/15/41	1,947,100	2,537,011	(h)
U.S. Treasury Notes
0.24%	10/31/13	4,951,700	4,952,472	(d)
0.80%	10/31/16	7,860,700	7,936,854	(d,h)
0.81%	11/30/16	8,537,700	8,563,714	(d)
2.00%	11/15/21	2,030,300	2,053,458	(h)
			40,536,026

Agency Mortgage Backed—9.7%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	21,269	22,614	(h)
5.00%	07/01/35 - 06/01/41	1,254,047	1,373,196	(h)
5.50%	05/01/20 - 04/01/39	500,967	553,162	(h)
6.00%	04/01/17 - 11/01/37	630,885	702,316	(h)
6.50%	06/01/29	5,617	6,436	(h)
7.00%	10/01/16 - 08/01/36	205,348	235,213	(h)
7.50%	12/01/30 - 09/01/33	5,132	6,056	(h)
8.00%	04/01/30 - 11/01/30	1,496	1,789	(h)
9.00%	04/01/16 - 06/01/21	779	875	(h)
5.50%	TBA	305,000	330,925	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 12/01/40	2,108,923	2,229,859	(h)
4.50%	05/01/18 - 08/01/41	22,766,987	24,410,375	(h)
5.00%	07/01/20 - 06/01/41	2,198,250	2,416,075	(h)
5.14%	03/01/37	1,287	1,291	(i)
5.47%	04/01/37	800	852	(i)
5.50%	03/01/14 - 01/01/39	4,854,092	5,305,430	(h)
6.00%	07/01/14 - 08/01/35	1,904,708	2,124,285	(h)
6.50%	01/01/15 - 08/01/34	257,811	292,637	(h)
7.00%	10/01/16 - 12/01/33	69,862	79,544	(h)
7.50%	09/01/13 - 03/01/34	18,699	21,438	(h)
8.00%	12/01/12 - 11/01/33	7,293	8,652	(h)
8.50%	07/01/30 - 05/01/31	1,072	1,279	(h)
9.00%	04/01/16 - 12/01/22	2,627	3,022	(h)
4.50%	TBA	13,041,000	13,881,877	(c)
5.00%	TBA	1,348,000	1,455,396	(c)
5.50%	TBA	260,000	282,019	(c)
6.00%	TBA	2,150,000	2,367,352	(c)
6.50%	TBA	568,000	631,989	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	2,664,857	2,912,400	(h)
5.00%	08/15/33	30,909	34,270	(h)
6.00%	04/15/30 - 09/15/36	105,805	120,989	(h)
6.50%	02/15/24 - 06/15/36	47,449	54,769	(h)
7.00%	03/15/12 - 10/15/36	40,709	47,517	(h)
8.00%	06/15/30	58	62	(h)
8.50%	10/15/17	9,302	10,486	(h)
9.00%	11/15/16 - 12/15/21	12,930	14,553	(h)
4.50%	TBA	2,465,000	2,684,539	(c)
			64,625,539

Agency Collateralized Mortgage Obligations—0.6%
Collateralized Mortgage Obligation Trust
0.94%	11/01/18	323	317	(d,f,o)
Fannie Mae Whole Loan
0.99%	08/25/43	597,797	12,184	(g,i)
1.07%	11/25/33	322,162	7,682	(g,i)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	132,892	1,050	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	321,600	19,224	(g,p)
5.00%	02/15/38	85,949	9,238	(g,p)
5.00%	05/15/38	130,446	145,951
5.50%	04/15/17	2,077	23	(g,h,p)
6.10%	10/15/37	1,182,044	193,426	(g,i)
6.32%	08/15/25	856,877	131,544	(g,i)
6.37%	07/15/37	1,152,442	204,907	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	3,445	616	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	15,291	2,097	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	12,395	851	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	29,223	2,135	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33)
8.00%	04/15/20	135	146	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	1,302	255	(g,h,p)
Federal Home Loan Mortgage STRIPS
2.69%	08/01/27	312	281	(d,f,h)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	54,287	1,516	(g,h,i)
5.00%	08/25/38	130,238	145,884
5.00%	02/25/40 - 09/25/40	1,153,383	167,827	(g,p)
5.71%	07/25/38 - 01/25/41	1,098,273	139,022	(g,i)
5.76%	02/25/39	2,664,997	439,056	(g,i)
6.36%	11/25/37	1,361,654	199,517	(g,i)
Federal National Mortgage Assoc. REMIC (Class B)
3.18%	12/25/22	470	426	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	149,688	164,357
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	104,209	119,750
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	2,354	92	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	10,955	552	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	139,274	11,422	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	2,635	62	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
15.96%	03/25/31	11,175	12,365	(h,i)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	102,809	115,437
Federal National Mortgage Assoc. STRIPS
5.00%	05/25/38	99,384	14,422	(g,p)
6.00%	01/01/35	105,943	18,494	(g,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	148,157	18,650	(g,p)

5.00%	03/25/38	107,647	14,767	(g,p)
5.50%	12/01/33	29,569	4,086	(g,h,p)
7.50%	11/01/23	8,641	1,572	(g,h,p)
8.00%	08/01/23 - 07/01/24	2,769	538	(g,h,p)
8.50%	03/01/17 - 07/25/22	908	142	(g,h,p)
9.00%	05/25/22	467	89	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	168,249	20,135	(g,p)
Federal National Mortgage Association REMIC (Series 2008 Class SA )
5.98%	02/25/38	1,238,709	182,391	(g,i)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	4,576,177	588,614	(g,p)
4.50%	11/20/39	394,825	431,710
5.00%	12/20/35 -09/20/38	1,368,217	161,055	(g,p)
Government National Mortgage Assoc. (Class IC)
5.97%	04/16/37	338,774	62,860	(g,i)
Vendee Mortgage Trust
0.37%	04/15/40	1,351,378	26,473	(g,i)
0.58%	09/15/46	3,289,002	105,934	(g,i)
0.84%	05/15/33	414,654	15,693	(g,h,i)
			3,916,837
Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust
6.17%	01/25/34	1,458	1,084	(d,i,o)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	150,000	104,374
Hertz Vehicle Financing LLC
2.60%	02/25/15	600,000	606,701	(b)
4.26%	03/25/14	1,000,000	1,023,682	(b,h)
Mid-State Trust
7.54%	07/01/35	2,327	2,319	(o)
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	150,000	100,907
Residential Asset Securities Corp.
14.34%	07/25/32	1,453	830	(d,i,o)
Saxon Asset Securities Trust
5.23%	08/25/35	338,312	322,255	(h,i)
			2,162,152

Corporate Notes—11.2%
Abu Dhabi National Energy Co.
6.25%	09/16/19	100,000	109,250	(b)
Advanced Micro Devices Inc.
7.75%	08/01/20	212,000	217,830
AES El Salvador Trust
6.75%	02/01/16	100,000	97,000	(b)
AES Gener S.A.
5.25%	08/15/21	64,000	64,320	(b)
AES Panama S.A.
6.35%	12/21/16	102,000	109,905	(b)
Agilent Technologies Inc.
5.50%	09/14/15	250,000	275,575
Air Jamaica Ltd.
9.38%	07/08/15	5,714	5,886

Alcoa Inc.
5.40%	04/15/21	158,000	158,295
5.55%	02/01/17	119,000	126,897
Allergan Inc.
3.38%	09/15/20	208,000	214,361	(h)
Alliance One International Inc.
10.00%	07/15/16	160,000	144,000
Alpha Natural Resources Inc.
6.00%	06/01/19	222,000	215,340
America Movil SAB de C.V.
2.38%	09/08/16	200,000	199,443
American Axle & Manufacturing Inc.
7.88%	03/01/17	217,000	214,830	(h)
American International Group Inc.
5.85%	01/16/18	370,000	361,866
Amgen Inc.
1.88%	11/15/14	119,000	120,540
2.30%	06/15/16	176,000	177,202
2.50%	11/15/16	119,000	120,427
5.65%	06/15/42	262,000	284,835
Amsted Industries Inc.
8.13%	03/15/18	160,000	169,600	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	496,000	562,241	(h)
6.20%	03/15/40	384,000	427,350	(h)
6.38%	09/15/17	515,000	596,954
6.45%	09/15/36	119,000	135,672
6.95%	06/15/19	296,000	353,371
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	353,000	375,891	(h)
5.38%	11/15/14	342,000	380,006	(h)
Aon Corp.
3.13%	05/27/16	302,000	305,429	(h)
ArcelorMittal
5.50%	03/01/21	255,000	234,067	(h)
6.75%	03/01/41	302,000	271,567	(h)
Arch Coal Inc.
7.00%	06/15/19	209,000	213,180	(b,h)
Archer-Daniels-Midland Co.
5.77%	03/01/41	477,000	602,378	(h)
Arizona Public Service Co.
6.25%	08/01/16	45,000	52,808	(h)
AT&T Inc.
2.95%	05/15/16	211,000	219,891
5.60%	05/15/18	423,000	491,506
6.40%	05/15/38	784,000	968,536	(h)
6.70%	11/15/13	59,000	65,042
Australia & New Zealand Banking Group Ltd.
2.40%	11/23/16	343,000	339,761	(b)
Baker Hughes Inc.
3.20%	08/15/21	239,000	246,943	(b)
Banco de Credito del Peru
4.75%	03/16/16	136,000	135,660	(b)
Banco del Estado de Chile
4.13%	10/07/20	100,000	102,250	(b)
Banco do Brasil S.A.
5.88%	01/26/22	251,000	251,251	(b)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	99,750	(b)

Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	101,000	(b,i)
BanColombia S.A.
5.95%	06/03/21	144,000	144,540
6.13%	07/26/20	40,000	40,400
Bank of America Corp.
3.75%	07/12/16	500,000	462,959	(h)
5.00%	05/13/21	370,000	337,009
5.42%	03/15/17	1,000,000	902,210	(h)
5.63%	10/14/16	120,000	115,126
6.50%	08/01/16	660,000	664,666
Bank of Montreal
1.30%	10/31/14	250,000	249,571	(b)
Banque Centrale de Tunisie S.A.
7.38%	04/25/12	200,000	202,000
Baxter International Inc.
1.85%	01/15/17	286,000	288,223
BBVA Bancomer S.A.
4.50%	03/10/16	150,000	147,000	(b)
Becton Dickinson and Co.
3.13%	11/08/21	358,000	370,346
BG Energy Capital PLC
2.88%	10/15/16	200,000	204,371	(b)
4.00%	10/15/21	237,000	244,292	(b)
Boise Paper Holdings LLC
8.00%	04/01/20	278,000	293,985
Bombardier Inc.
7.75%	03/15/20	294,000	320,460	(b,h)
BP Capital Markets PLC
2.25%	11/01/16	357,000	359,277	(h)
Broadcom Corp.
2.70%	11/01/18	358,000	361,945
Cargill Inc.
5.20%	01/22/13	218,000	227,638	(b)
6.00%	11/27/17	91,000	107,278	(b)
Case New Holland Inc.
7.88%	12/01/17	127,000	143,510
Caterpillar Inc.
3.90%	05/27/21	251,000	275,562
CCO Holdings LLC
7.88%	04/30/18	529,000	564,046	(h)
8.13%	04/30/20	181,000	198,195
Centrais Eletricas Brasileiras S.A.
5.75%	10/27/21	200,000	207,800	(b)
6.88%	07/30/19	45,000	50,850	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	180,466	(b)
CenturyLink Inc.
5.15%	06/15/17	245,000	242,840
CenturyLink Inc. (Series G)
6.88%	01/15/28	181,000	168,728
Chesapeake Energy Corp.
6.13%	02/15/21	198,000	203,445
Chesapeake Midstream Partners LP
5.88%	04/15/21	316,000	316,000	(b)
Chrysler Group LLC
8.00%	06/15/19	200,000	183,000	(b)

Cigna Corp.
2.75%	11/15/16	239,000	238,476
4.00%	02/15/22	555,000	549,858
5.38%	02/15/42	401,000	398,695
CIncinnati Bell Inc.
8.25%	10/15/17	33,000	33,165
Citigroup Inc.
4.50%	01/14/22	506,000	486,784
5.00%	09/15/14	1,223,000	1,210,413	(h)
CityCenter Holdings LLC
7.63%	01/15/16	212,000	217,300	(b)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	100,000	101,000	(b,h)
CNA Financial Corp.
5.88%	08/15/20	232,000	238,322	(h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	208,463	(b,h)
Consolidated Edison Co of New York Inc.
6.65%	04/01/19	461,000	582,693	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	36,000	43,921
Corp Lindley S.A.
6.75%	11/23/21	21,000	21,420	(b)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	139,000	141,161	(b)
3.88%	11/03/21	200,000	203,632	(b)
5.63%	09/21/35	30,000	34,675	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	256,387	(b)
Crown Castle Towers LLC
4.88%	08/15/40	300,000	306,611	(b,h)
6.11%	01/15/40	49,000	54,064	(b,h)
CSX Corp.
4.25%	06/01/21	230,000	245,757
CVS Caremark Corp.
3.25%	05/18/15	87,000	91,728
5.75%	06/01/17	173,000	201,864
Danaher Corp.
2.30%	06/23/16	251,000	260,886
3.90%	06/23/21	50,000	55,200
DaVita Inc.
6.38%	11/01/18	212,000	217,035
Denbury Resources Inc.
6.38%	08/15/21	190,000	198,550
8.25%	02/15/20	151,000	168,743	(h)
DENTSPLY International Inc.
2.75%	08/15/16	366,000	369,513
4.13%	08/15/21	240,000	247,570
DIRECTV Holdings LLC
3.55%	03/15/15	260,000	270,626	(h)
4.75%	10/01/14	279,000	301,366	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	252,870	274,364	(b,h)
Dominion Resources Inc.
1.95%	08/15/16	168,000	168,827
4.90%	08/01/41	101,000	109,060
DPL Inc.
7.25%	10/15/21	210,000	226,800	(b)
Dubai Electricity & Water Authority
7.38%	10/21/20	200,000	205,000	(b,h)

Duke Realty LP (REIT)
6.50%	01/15/18	368,000	406,647	(h)
Ecolab Inc.
3.00%	12/08/16	332,000	343,424
Ecopetrol S.A.
7.63%	07/23/19	42,000	50,610
EH Holding Corp.
6.50%	06/15/19	475,000	495,187	(b)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	42,000	42,210	(b)
Empresa Nacional Del Petroleo
4.75%	12/06/21	100,000	99,582	(b)
Energy Transfer Equity LP
7.50%	10/15/20	159,000	173,707
Energy Transfer Partners LP
6.70%	07/01/18	176,000	195,259
European Investment Bank
1.46%	12/15/14	360,000	353,922	(d)
4.88%	01/17/17	710,000	811,753	(h)
Exelon Corp.
4.90%	06/15/15	334,000	359,878
Export Credit Bank of Turkey
5.38%	11/04/16	100,000	98,500	(b)
First Citizens St Lucia Ltd.
4.90%	02/09/16	150,000	154,533	(b)
First Horizon National Corp.
5.38%	12/15/15	374,000	378,583
Florida Power & Light Co.
4.13%	02/01/42	214,000	220,768
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	212,000	214,120	(b)
Ford Motor Credit Company LLC
5.00%	05/15/18	400,000	401,037
Forest Oil Corp.
7.25%	06/15/19	297,000	302,940
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	170,000	169,787	(b)
Frontier Communications Corp.
7.13%	03/15/19	438,000	427,050
Georgia-Pacific LLC
5.40%	11/01/20	265,000	293,527	(b)
Gilead Sciences Inc.
3.05%	12/01/16	190,000	194,462
4.40%	12/01/21	395,000	418,183
5.65%	12/01/41	308,000	341,006
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	104,750	(b,j)
Goldman Sachs Capital I
6.35%	02/15/34	185,000	156,586
Great Plains Energy Inc.
4.85%	06/01/21	251,000	263,105
Halliburton Co.
3.25%	11/15/21	119,000	122,948
4.50%	11/15/41	119,000	122,058
Hanesbrands Inc.
6.38%	12/15/20	400,000	406,000
HCA Inc.
6.50%	02/15/20	375,000	389,063
7.50%	02/15/22	212,000	216,770

HealthSouth Corp.
7.75%	09/15/22	212,000	208,555
Hewlett-Packard Co.
3.00%	09/15/16	239,000	240,686
4.65%	12/09/21	238,000	251,109
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	1,052,000	1,075,670	(h)
HSBC Finance Corp.
6.68%	01/15/21	450,000	465,479
HSBC Holdings PLC
6.50%	05/02/36	238,000	240,477
Inter-American Development Bank
1.38%	10/18/16	357,000	361,826
Inversiones CMPC S.A.
4.75%	01/19/18	43,000	44,860	(b)
IPIC GMTN Ltd.
3.75%	03/01/17	200,000	199,250	(b)
John Deere Capital Corp.
3.15%	10/15/21	119,000	121,280
JPMorgan Chase & Co.
3.15%	07/05/16	357,000	358,671	(h)
4.35%	08/15/21	1,144,000	1,155,334
5.13%	09/15/14	227,000	239,326	(h)
Kinder Morgan Energy Partners LP
5.80%	03/01/21	120,000	135,801
Korea Development Bank
3.25%	03/09/16	348,000	342,795
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	200,000	202,706	(b)
6.25%	06/17/14	100,000	107,872	(b)
Korea National Oil Corp.
2.88%	11/09/15	289,000	288,336	(b)
5.38%	07/30/14	100,000	106,343	(b)
Kraft Foods Inc.
4.13%	02/09/16	361,000	391,947	(h)
5.38%	02/10/20	121,000	139,616
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	731,000	771,727	(h)
4.50%	07/16/18	446,000	518,505	(h)
Levi Strauss & Co.
7.63%	05/15/20	277,000	282,886
Linn Energy LLC
8.63%	04/15/20	175,000	189,875
Listrindo Capital BV
9.25%	01/29/15	100,000	108,799	(b)
Lockheed Martin Corp.
3.35%	09/15/21	239,000	237,757
4.85%	09/15/41	239,000	242,231
Lorillard Tobacco Co.
3.50%	08/04/16	246,000	248,825
7.00%	08/04/41	225,000	236,500
Lyondell Chemical Co.
8.00%	11/01/17	54,000	58,995
Majapahit Holding BV
7.75%	10/17/16	100,000	112,250	(b)
MetroPCS Wireless Inc.
6.63%	11/15/20	211,000	196,757
Midamerican Energy Holdings Co.
6.13%	04/01/36	39,000	46,580	(h)

Morgan Stanley
3.80%	04/29/16	126,000	116,086
5.50%	07/28/21	122,000	112,805
5.75%	01/25/21	355,000	331,146
Mylan Inc.
7.88%	07/15/20	85,000	93,819	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	137,073	(b)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	93,750
Nationwide Mutual Insurance Co.
7.88%	04/01/33	116,000	119,142	(b)
9.38%	08/15/39	52,000	62,840	(b)
Newfield Exploration Co.
5.75%	01/30/22	294,000	317,520	(h)
News America Inc.
6.65%	11/15/37	131,000	148,414
Nextel Communications Inc. (Series E)
6.88%	10/31/13	336,000	334,320
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	466,000	470,249	(h)
Nisource Finance Corp.
6.13%	03/01/22	294,000	338,471
Noble Energy Inc.
4.15%	12/15/21	316,000	326,900
Nordea Bank AB
4.88%	05/13/21	826,000	698,142	(b,h)
Novelis Inc.
8.38%	12/15/17	247,000	262,437
NRG Energy Inc.
7.63%	01/15/18	122,000	122,000
7.63%	05/15/19	10,000	9,800	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	239,000	242,071	(h)
3.13%	02/15/22	239,000	245,177	(h)
Oglethorpe Power Corp.
5.38%	11/01/40	121,000	143,176
ONEOK Partners LP
6.13%	02/01/41	267,000	307,613	(h)
Pacific Gas & Electric Co.
5.80%	03/01/37	63,000	76,729
6.05%	03/01/34	276,000	341,644	(h)
Pacific Rubiales Energy Corp.
7.25%	12/12/21	115,000	115,575	(b)
PacifiCorp
6.00%	01/15/39	500,000	638,482	(h)
6.25%	10/15/37	6,000	7,909
PAETEC Holding Corp.
8.88%	06/30/17	415,000	448,200	(h)
Peabody Energy Corp.
6.00%	11/15/18	63,000	64,260	(b)
6.25%	11/15/21	126,000	130,410	(b)
Pemex Project Funding Master Trust
6.63%	06/15/38	50,000	56,625
Pernod-Ricard S.A.
4.45%	01/15/22	376,000	393,892	(b)
Pertamina Persero PT
5.25%	05/23/21	250,000	255,875	(b)
Petrobras International Finance Co.
3.88%	01/27/16	232,000	239,009

Petroleos Mexicanos
6.50%	06/02/41	250,000	281,250
6.50%	06/02/41	42,000	47,250	(b)
8.00%	05/03/19	30,000	37,425
Petronas Global Sukuk Ltd.
4.25%	08/12/14	100,000	105,159	(b)
Philip Morris International Inc.
2.50%	05/16/16	251,000	259,543	(h)
Pioneer Natural Resources Co.
7.50%	01/15/20	275,000	322,531	(h)
Plains All American Pipeline LP
3.95%	09/15/15	214,000	226,613
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	121,750	(b)
Pride International Inc.
6.88%	08/15/20	346,000	405,660
Protective Life Corp.
8.45%	10/15/39	439,000	503,048
Prudential Financial Inc.
5.40%	06/13/35	152,000	146,822
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	600,000	611,898	(b,h)
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	100,000	106,500	(b)
QVC Inc.
7.50%	10/01/19	250,000	268,125	(b)
RailAmerica Inc.
9.25%	07/01/17	150,000	163,875	(h)
Range Resources Corp.
5.75%	06/01/21	212,000	229,490	(h)
Raytheon Co.
1.40%	12/15/14	238,000	239,153
Republic Services Inc.
5.25%	11/15/21	93,000	105,452	(h)
5.70%	05/15/41	165,000	189,272	(h)
Reynolds Group Issuer Inc.
8.75%	10/15/16	200,000	210,500	(b)
Roche Holdings Inc.
6.00%	03/01/19	259,000	314,792	(b,h)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	400,000	350,000	(b,h,i)
Schlumberger Investment S.A.
3.30%	09/14/21	120,000	123,280	(b,h)
Schlumberger Norge AS
1.95%	09/14/16	120,000	121,412	(b,h)
Seagate HDD Cayman
7.75%	12/15/18	142,000	151,053	(b,h)
Solutia Inc.
7.88%	03/15/20	191,000	207,713	(h)
Southern Copper Corp.
6.75%	04/16/40	73,000	73,045
Sunoco Logistics Partners Operations LP
4.65%	02/15/22	252,000	257,643	(h)
Susser Holdings LLC
8.50%	05/15/16	366,000	394,822	(h)
Teva Pharmaceutical Finance Co BV
2.40%	11/10/16	239,000	243,084	(h)
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	467,000	486,316	(h)

Texas Instruments Inc.
2.38%	05/16/16	377,000	392,710	(h)
Textron Inc.
6.20%	03/15/15	330,000	354,248	(h)
The AES Corp.
8.00%	10/15/17	157,000	172,700
The Coca-Cola Co.
3.30%	09/01/21	76,000	80,030
The Dow Chemical Co.
5.25%	11/15/41	239,000	251,398
The Goldman Sachs Group Inc.
3.63%	02/07/16	492,000	475,382
3.70%	08/01/15	343,000	336,038	(h)
5.25%	07/27/21	691,000	674,098
6.15%	04/01/18	475,000	490,242	(h)
6.75%	10/01/37	242,000	225,184	(h)
The Potomac Edison Co.
5.35%	11/15/14	15,000	16,630	(h)
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,065,000	(h)
Time Warner Cable Inc.
4.00%	09/01/21	211,000	213,475
5.50%	09/01/41	417,000	439,435	(h)
6.75%	07/01/18	593,000	704,315	(h)
Time Warner Inc.
3.15%	07/15/15	370,000	384,844	(h)
4.00%	01/15/22	238,000	245,490	(h)
5.38%	10/15/41	356,000	385,616
5.88%	11/15/16	396,000	457,073	(h)
Transocean Inc.
6.38%	12/15/21	74,000	78,653
UBS AG
5.88%	07/15/16	376,000	374,473
Vail Resorts Inc.
6.50%	05/01/19	418,000	426,360
Vale Overseas Ltd.
4.63%	09/15/20	554,000	572,894
Verizon Communications Inc.
3.50%	11/01/21	435,000	452,888
Viacom Inc.
2.50%	12/15/16	166,000	165,937
3.88%	12/15/21	293,000	299,115
Visteon Corp.
6.75%	04/15/19	228,000	227,430	(b,h)
Williams Partners LP
4.13%	11/15/20	62,000	63,629	(h)
Willis Group Holdings PLC
4.13%	03/15/16	259,000	263,050	(h)
Windstream Corp.
7.75%	10/01/21	226,000	231,650	(h)
7.88%	11/01/17	32,000	34,640	(h)
Woodside Finance Ltd.
4.50%	11/10/14	354,000	372,730	(b,h)
Wynn Las Vegas LLC
7.88%	05/01/20	409,000	450,411	(h)
XL Group PLC (Series E)
6.50%	12/31/49	240,000	187,800	(h,i)

XLIT Ltd.
5.75%	10/01/21	261,000	275,453
Xstrata Finance Canada Ltd.
5.80%	11/15/16	276,935	302,103	(b,h)
			74,544,315

Non-Agency Collateralized Mortgage Obligations—2.0%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	340,000	376,036	(i)
5.63%	07/10/46	250,000	276,636
5.72%	02/10/51	720,000	787,849	(i)
5.73%	07/10/46	230,000	110,400	(i)
5.79%	02/10/51	370,000	350,068	(i)
5.89%	07/10/44	700,000	767,400	(i)
6.21%	02/10/51	750,000	846,508	(i)
6.25%	02/10/51	330,000	324,451	(i)
Banc of America Mortgage Securities Inc.
6.00%	01/25/36	9,585	43	(i,o)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	450,000	488,050	(i)
5.53%	04/12/38	230,000	238,361	(i)
5.71%	06/11/40	140,000	89,434	(i)
5.76%	09/11/38	260,000	271,833	(i)
5.98%	09/11/42	30,000	10,362	(i,o)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	130,000	141,756	(i)
5.78%	06/10/46	860,000	865,456	(h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	28,757	720	(i,o)
Credit Suisse Mortgage Capital Certificates
5.42%	02/15/39	525,000	411,890	(i)
5.62%	02/25/36	17,558	403	(i,o)
DBUBS Mortgage Trust
5.56%	11/10/46	230,000	146,414	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	200,000	200,733	(b)
GS Mortgage Securities Corp. II
3.00%	08/10/44	240,000	245,945
5.54%	03/10/44	100,000	77,643	(b,i)
Indymac INDA Mortgage Loan Trust
4.98%	01/25/36	7,178	3	(i,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	145,000	157,343	(i)
5.14%	11/13/44	110,000	111,081	(b)
5.34%	08/12/37	614,000	670,315	(i)
5.44%	05/15/45 - 06/12/47	770,000	805,387
5.51%	04/15/43	170,000	88,545	(i)
5.79%	02/12/51	955,000	1,051,529	(h,i)
6.19%	02/12/51	50,000	17,095	(i,o)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	130,000	141,914
5.16%	02/15/31	210,000	231,679
6.15%	04/15/41	250,000	225,609	(i)
14.41%	12/15/39	222,047	3,919	(d,i,o)
Merrill Lynch Mortgage Trust
5.67%	05/12/39	627,500	503,941	(i)
Morgan Stanley Capital I
5.16%	10/12/52	80,000	88,266	(i)
5.48%	02/12/44	405,000	385,812	(h,i)
5.62%	12/12/49	190,000	193,255	(h)

5.64%	06/11/42	210,000	158,455	(i)
5.73%	10/15/42	299,000	194,853	(i)
5.81%	08/12/41	90,000	102,811	(h,i)
5.81%	12/12/49	675,000	743,263	(h)
6.28%	01/11/43	230,000	238,695	(i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	170,000	173,013	(h,i)
6.03%	06/15/45	170,000	85,454	(h,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	218,737	6,964	(o)
			13,407,592

Sovereign Bonds—0.6%
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	100,000	104,020	(b)
Government of Argentina
2.50%	12/31/38	31,896	11,243	(j)
8.28%	12/31/33	22,199	15,817
Government of Belize
6.00%	02/20/29	21,000	12,600	(b,j)
6.00%	02/20/29	105,300	63,180	(j)
Government of Brazil
5.63%	01/07/41	200,000	232,000	(h)
8.25%	01/20/34	31,000	46,733
Government of Chile
3.25%	09/14/21	211,000	216,803
Government of Colombia
7.38%	03/18/19	100,000	126,000
Government of Costa Rica
10.00%	08/01/20	39,000	53,137	(b)
Government of Dominican Republic
7.50%	05/06/21	100,000	98,000	(b)
Government of El Salvador
7.65%	06/15/35	70,000	71,400	(b,h)
Government of Ghana Republic
8.50%	10/04/17	100,000	109,500	(b)
Government of Grenada
4.50%	09/15/25	81,700	46,569	(b,j)
Government of Hungary
4.75%	02/03/15	300,000	273,000
6.38%	03/29/21	91,000	81,445
7.63%	03/29/41	36,000	31,680
Government of Lebanon
4.00%	12/31/17	15,600	15,463
5.15%	11/12/18	43,000	42,570
6.10%	10/04/22	43,000	43,591
Government of Lithuania
6.13%	03/09/21	100,000	99,500	(b)
Government of Mexico
5.13%	01/15/20	46,000	52,555
5.75%	10/12/49	86,000	91,590
6.75%	09/27/34	42,000	54,705
Government of Namibia
5.50%	11/03/21	200,000	204,000	(b)
Government of Panama
6.70%	01/26/36	40,000	52,200
Government of Peruvian
5.63%	11/18/50	84,000	92,400

6.55%	03/14/37	47,000	59,690
7.35%	07/21/25	100,000	132,500
Government of Poland
5.00%	03/23/22	168,000	168,840
5.13%	04/21/21	46,000	46,805
6.38%	07/15/19	16,000	17,720
Government of Serbia Republic
7.25%	09/28/21	200,000	194,500	(b,h)
Government of South Africa
6.25%	03/08/41	100,000	116,250	(h)
Government of Turkey
5.13%	03/25/22	200,000	191,000	(h)
5.63%	03/30/21	100,000	101,125	(h)
6.00%	01/14/41	200,000	188,500	(h)
6.88%	03/17/36	42,000	43,785	(h)
Government of Uruguay
6.88%	09/28/25	155,214	200,226
Government of Venezuela
10.75%	09/19/13	42,000	42,420	(h)
Government of Vietnam
1.32%	03/12/16	16,043	14,409	(i)
ProvInce of Manitoba Canada
4.90%	12/06/16	38,000	43,994	(h)
Russian Foreign Bond - Eurobond
5.00%	04/29/20	200,000	206,330	(b)
7.50%	03/31/30	35,150	40,818	(j)
			4,150,613

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	85,000	95,794
Municipal Electric Authority of Georgia
6.64%	04/01/57	423,000	439,683
New Jersey State Turnpike Authority
7.10%	01/01/41	120,000	164,287
7.41%	01/01/40	305,000	437,364	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	72,474
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	161,778	(h)
State of California
5.70%	11/01/21	175,000	191,046	(h)
			1,562,426

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	98,642	—	(c,m,o,q)

Total Bonds and Notes
(Cost $201,021,170)			204,905,500

	Number of Shares
Exchange Traded Funds—4.0%
Financial Select Sector SPDR Fund	49,770	647,010	(n)
Industrial Select Sector SPDR Fund	86,142	2,907,292	(n)
Vanguard MSCI Emerging Markets	404,135	15,441,998
Vanguard REIT	129,693	7,522,194

Total Exchange Traded Funds
(Cost $27,463,206)		26,518,494

Other Investments—0.1%
GEI Investment Fund
(Cost $751,250)		721,199	(k)

Total Investments in Securities
(Cost $614,696,157)		624,057,662

Short-Term Investments—9.1%
GE Institutional Money Market Fund Investment Class
0.06%
(Cost $64,644,040)		60,644,040	(d,k)

Total Investments
(Cost $675,340,198)		684,701,702

Liabilities in Excess of Other Assets, net—(2.8)%		(18,353,317)

NET ASSETS—100.0%		$666,348,385

Other Information

The Fund had the following long futures contract open at December 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	March 2012	17	$509,342	$15,048
FTSE 100 Index Futures	March 2012	5	430,175	7,603
Russell 2000 Mini Index Futures	March 2012	118	8,717,840	107,026
S&P 500 Emini Index Futures	March 2012	28	1,753,640	41,636
S&P Midcap 400 Emini Index Futures	March 2012	2	175,460	3,929
Topix Index Futures	March 2012	3	283,858	(5,483)
2 Yr. U.S. Treasury Notes Futures	March 2012	93	20,510,859	(4,428)
5 Yr. U.S. Treasury Notes Futures	March 2012	97	11,956,008	73,241
30 Yr. U.S. Treasury Bond Futures	March 2012	15	2,172,188	33,240

				$271,812

The Fund had the following short futures contract open at December 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	March 2012	5	$(313,150)	$(5,458)
Ultra long U.S. Treasury Bond Futures	March 2012	53	(8,489,938)	(211,411)
10 Yr. U.S. Treasury Notes Futures	March 2012	204	(26,749,500)	(329,092)

				$(545,961)

				$(274,149)

At December 31, 2011, the Fund had the following foreign currency forward exchange contracts (unaudited):

Description	Unrealized Appreciation/ (Depreciation)
Sold 5,900,000 EURO; Purchased $7,679,912 for settlement on 03/21/2012	$15,600
Sold 492,999,968 Japanese yen; Purchased $6,348,838 for settlement on 06/21/2012	(82,467)

$(66,867)

The Fund was invested in the following Countries at December 31, 2011 (unaudited):

Country	Percentage (based on Fair Value)
United States	78.09%
United Kingdom	4.47%
Germany	2.14%
Japan	1.89%
Switzerland	1.74%
France	1.63%
Canada	1.40%
China	0.98%
South Korea	0.87%
Brazil	0.80%
Hong Kong	0.50%
Australia	0.45%
Netherlands	0.43%
Taiwan	0.41%
Sweden	0.39%
India	0.32%
Mexico	0.31%
Spain	0.28%
Russian Federation	0.28%
Supranational	0.26%
Israel	0.21%
Chile	0.20%
Ireland	0.20%
Singapore	0.17%
South Africa	0.15%
Indonesia	0.13%
United Arab Emirates	0.12%
Peru	0.10%
Turkey	0.10%
Thailand	0.09%
Argentina	0.09%
Denmark	0.08%
Colombia	0.08%
Luxembourg	0.07%
Hungary	0.06%
Italy	0.06%
Malaysia	0.05%
Philippines	0.04%
Poland	0.03%
Namibia	0.03%
Tunisia	0.03%
Uruguay	0.03%
Serbia	0.03%
El Salvador	0.02%
Panama	0.02%
Trinidad And Tobago	0.02%
Ghana	0.02%

Country	Percentage (based on Fair Value)
Jamaica	0.02%
Qatar	0.02%
Lebanon	0.01%
Lithuania	0.01%
Dominican Republic	0.01%
Ukraine	0.01%
Belize	0.01%
Egypt	0.01%
Costa Rica	0.01%
Grenada	0.01%
Venezuela	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2011 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	3.87%	0.00%	3.87%
Integrated Oil & Gas	1.67%	1.80%	3.47%
Diversified Financial Services	1.15%	1.69%	2.84%
Pharmaceuticals	1.75%	0.88%	2.63%
Semiconductors	1.00%	0.76%	1.76%
Communications Equipment	1.56%	0.17%	1.73%
Packaged Foods & Meats	0.96%	0.67%	1.63%
Internet Software & Services	0.88%	0.57%	1.45%
Wireless Telecommunication Services	0.58%	0.82%	1.40%
Systems Software	1.32%	0.00%	1.32%
Aerospace & Defense	0.87%	0.40%	1.27%
Household Products	0.71%	0.47%	1.18%
Asset Management & Custody Banks	1.17%	0.00%	1.17%
Computer Hardware	1.15%	0.00%	1.15%
Life & Health Insurance	0.47%	0.66%	1.13%
Oil & Gas Exploration & Production	0.90%	0.20%	1.10%
Diversified Metals & Mining	0.18%	0.88%	1.06%
Fertilizers & Agricultural Chemicals	0.39%	0.67%	1.06%
IT Consulting & Other Services	0.93%	0.13%	1.06%
Oil & Gas Equipment & Services	0.97%	0.08%	1.05%
Biotechnology	1.04%	0.00%	1.04%
Healthcare Services	0.73%	0.23%	0.96%
Soft Drinks	0.93%	0.00%	0.93%
Industrial Gases	0.46%	0.44%	0.90%
Automobile Manufacturers	0.00%	0.85%	0.85%
Property & Casualty Insurance	0.83%	0.00%	0.83%
Electric Utilities	0.73%	0.10%	0.83%
Healthcare Equipment	0.82%	0.00%	0.82%
Industrial Machinery	0.27%	0.54%	0.81%
Steel	0.51%	0.28%	0.79%
Integrated Telecommunication Services	0.58%	0.19%	0.77%
Movies & Entertainment	0.75%	0.00%	0.75%
Multi-Utilities	0.36%	0.28%	0.64%
Advertising	0.48%	0.15%	0.63%
Data Processing & Outsourced Services	0.57%	0.00%	0.57%
Industrial Conglomerates	0.00%	0.55%	0.55%
Multi-Line Insurance	0.23%	0.31%	0.54%
Electrical Components & Equipment	0.46%	0.07%	0.53%
Independent Power Producers & Energy Traders	0.52%	0.00%	0.52%
Life Sciences Tools & Services	0.51%	0.00%	0.51%
Application Software	0.29%	0.20%	0.49%

Air Freight & Logistics	0.48%	0.00%	0.48%
Apparel, Accessories & Luxury Goods	0.19%	0.28%	0.47%
Home Improvement Retail	0.46%	0.00%	0.46%
Specialized Finance	0.38%	0.08%	0.46%
Oil & Gas Storage & Transportation	0.43%	0.00%	0.43%
Restaurants	0.34%	0.08%	0.42%
Distillers & Vintners	0.00%	0.40%	0.40%
General Merchandise Stores	0.36%	0.00%	0.36%
Cable & Satellite	0.33%	0.00%	0.33%
Consumer Finance	0.33%	0.00%	0.33%
Construction & Engineering	0.11%	0.21%	0.32%
Casinos & Gaming	0.27%	0.04%	0.31%
Thrifts & Mortgage Finance	0.29%	0.02%	0.31%
Diversified Support Services	0.00%	0.30%	0.30%
Trading Companies & Distributors	0.13%	0.16%	0.29%
Research & Consulting Services	0.29%	0.00%	0.29%
Specialty Chemicals	0.22%	0.08%	0.30%
Security & Alarm Services	0.19%	0.09%	0.28%
Healthcare Supplies	0.00%	0.25%	0.25%
Gold	0.00%	0.23%	0.23%
Food Retail	0.00%	0.22%	0.22%
Tobacco	0.22%	0.00%	0.22%
Diversified Real Estate Activities	0.00%	0.21%	0.21%
Reinsurance	0.21%	0.00%	0.21%
Investment Banking & Brokerage	0.19%	0.01%	0.20%
Brewers	0.13%	0.07%	0.20%
Drug Retail	0.20%	0.00%	0.20%
Healthcare Facilities	0.20%	0.00%	0.20%
Agricultural Products	0.19%	0.00%	0.19%
Regional Banks	0.05%	0.14%	0.19%
Construction & Farm Machinery & Heavy Trucks	0.12%	0.06%	0.18%
Home Furnishing Retail	0.17%	0.00%	0.17%
Automotive Retail	0.16%	0.00%	0.16%
Hotels, Resorts & Cruise Lines	0.14%	0.01%	0.15%
Home Entertainment Software	0.14%	0.00%	0.14%
Specialized REITs	0.13%	0.00%	0.13%
Office REITs	0.13%	0.00%	0.13%
Department Stores	0.12%	0.01%	0.13%
Oil & Gas Drilling	0.10%	0.03%	0.13%
Building Products	0.00%	0.12%	0.12%
Real Estate Services	0.12%	0.00%	0.12%
Electronic Equipment & Instruments	0.00%	0.11%	0.11%
Apparel Retail	0.08%	0.03%	0.11%
Broadcasting	0.09%	0.01%	0.10%
Railroads	0.10%	0.00%	0.10%
Computer Storage & Peripherals	0.10%	0.00%	0.10%
Coal & Consumable Fuels	0.08%	0.01%	0.09%
Insurance Brokers	0.09%	0.00%	0.09%
Distributors	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.08%	0.00%	0.08%
Diversified Capital Markets	0.00%	0.08%	0.08%
Specialty Stores	0.08%	0.00%	0.08%
Retail REITs	0.08%	0.00%	0.08%
Diversified Chemicals	0.07%	0.00%	0.07%
Auto Parts & Equipment	0.07%	0.00%	0.07%
Oil & Gas Refining & Marketing	0.07%	0.00%	0.07%
Human Resource & Employment Services	0.00%	0.07%	0.07%
Home Building	0.06%	0.01%	0.07%
Water Utilities	0.06%	0.00%	0.06%
Heavy Electrical Equipment	0.00%	0.06%	0.06%

Electronic Components	0.00%	0.06%	0.06%
Hypermarkets & Super Centers	0.00%	0.05%	0.05%
Semiconductor Equipment	0.05%	0.00%	0.05%
Managed Healthcare	0.04%	0.01%	0.05%
Internet Retail	0.04%	0.00%	0.04%
Commodity Chemicals	0.00%	0.02%	0.02%
Real Estate Operating Companies	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Electronic Manufacturing Services	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%

			61.11%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.89%
Agency Mortgage Backed	9.44%
U.S. Treasuries	5.92%
Non-Agency Collateralized Mortgage Obligations	1.96%
Sovereign Bonds	0.61%
Agency Collateralized Mortgage Obligations	0.57%
Asset Backed	0.31%
Municipal Bonds and Notes	0.23%

29.93%

Short Term and Other Investments
Short-Term	8.86%
Other Investments	0.10%

8.96%

100.00%

Notes to Schedules of Investments December 31, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to $18,452,705, $33,069,690 and $39,252,379 or 2.77%, 8.57% and 6.57% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At December 31, 2011, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at December 31, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market fund.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment adviser.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Illiquid Securities. At December 31, 2011, these securities amounted to $44,059 and $210,357 or 0.01% and 0.05% of net assets for the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(q)	Fair valued security.

*	Less than 0.05%
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of December 31, 2011.
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service uses other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio Securities held by the Institutional Money Market Fund and any short-term investments of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2.

If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Funds use the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Funds classify the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at December 31, 2011:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$545,582,095	$—	$—	$545,582,095
	Exchange Traded Funds	10,055,737	—	—	10,055,737
	Other Investments	—	61,023	—	61,023
	Short-Term Investments	31,054,015	—	—	31,054,015

	Total Investments in Securities	$586,691,847	$61,023	$—	$586,752,870

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$592,464	$—	$—	$592,464

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$28,767,074	$—	$30	$28,767,104
	Other Investments	—	22,819	—	22,819
	Short-Term Investments	292,627	—	—	292,627

	Total Investments in Securities	$29,059,701	$22,819	$30	$29,082,550

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(213)	$—	$—	$(213)

U.S. Large-Cap Core Equity Fund	Investments in Securities †
	Common Stock	$209,285,245	$—	$—	$209,285,245
	Exchange Traded Funds	3,171,360	—	—	3,171,360
	Other Investments	—	16,384	—	16,384
	Short-Term Investments	4,186,463	—	—	4,186,463

	Total Investments in Securities	$216,643,068	$16,384	$—	$216,659,452

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$67,664	$—	$—	$67,664

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$237,652,853	$—	$—	$237,652,853
	Other Investments	—	117,510	—	117,510
	Short-Term Investments	4,755,742	—	—	4,755,742

	Total Investments in Securities	$242,408,595	$117,510	$—	$242,526,105

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(82,331)	$—	$—	$(82,331)

Fund	Investments	Level 1	Level 2	Level 3	Total
Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$840,831,587	$—	$—	$840,831,587
	Other Investments	—	61,244	—	61,244
	Short-Term Investments	46,224,937	—	—	46,224,937

	Total Investments in Securities	$887,056,524	$61,244	$—	$887,117,768

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$213,917	$—	$—	$213,917

International Equity	Investments in Securities †
	Common Stock	$2,227,178,425	$—	$—	$2,227,178,425
	Preferred Stock	37,087,086	—	—	37,087,086
	Other Investments	—	171,275	—	171,275
	Short-Term Investments	97,677,208	—	—	97,677,208

	Total Investments in Securities	$2,361,942,719	$171,275	$—	$2,362,113,994

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$581,882	$—	$—	$581,882
	Futures Contracts — Unrealized Depreciation	(40,019)	—	—	(40,019)

	Total Other Financial Instruments	$541,863	$—	$—	$541,863

Strategic Investment Fund	Investments in Securities †
	Domestic Equity	$263,827,730	$—	$—	$263,827,730
	Foreign Equity	125,379,980	—	—	125,379,980
	U.S. Treasuries	—	40,536,026	—	40,536,026
	Agency Mortgage Backed	—	64,625,539	—	64,625,539
	Agency CMOs	—	3,916,837	—	3,916,837
	Asset Backed	—	2,162,152	—	2,162,152
	Corporate Notes	—	74,544,315	—	74,544,315
	Non-Agency CMOs	—	13,407,592	—	13,407,592
	Sovereign Bonds	—	4,150,613	—	4,150,613
	Municipal Notes and Bonds	—	1,562,426	—	1,562,426
	Exchange Traded Funds	26,518,494	—	—	26,518,494
	Preferred Stock	2,351,540	353,219	—	2,704,759
	Other Investments	—	721,199	—	721,199
	Short-Term Investments	60,644,040	—	—	60,644,040

	Total Investments in Securities	$478,721,784	$205,979,918	$—	$684,701,702

Fund	Investments	Level 1	Level 2	Level 3	Total
	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$281,723	$—	$—	$281,723
	Futures Contracts — Unrealized Depreciation	(555,872)	—	—	(555,872)
	Foreign Currency Forward Exchange Contracts — Unrealized Appreciation	—	15,600	—	15,600
	Foreign Currency Forward Exchange Contracts — Unrealized Depreciation	—	(82,467)	—	(82,467)

	Total Other Financial Instruments	$(274,149)	$(66,867)	$—	$(341,016)

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$67,986,415	$—	$67,986,415
	Agency Mortgage Backed	—	111,475,884	—	111,475,884
	Agency CMOs	—	8,174,740	—	8,174,740
	Asset Backed	—	2,071,944	—	2,071,944
	Corporate Notes	—	128,474,940	—	128,474,940
	Non-Agency CMOs	—	23,053,429	—	23,053,429
	Sovereign Bonds	—	9,537,558	—	9,537,558
	Municipal Notes and Bonds	—	3,755,085	—	3,755,085
	Preferred Stock	—	644,555	—	644,555
	Other Investments	—	829,034	—	829,034
	Short-Term Investments	50,149,619	—	—	50,149,619

	Total Investments in Securities	$50,149,619	$356,003,584	$—	$406,153,203

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$71,404	$—	$—	$71,404
	Futures Contracts — Unrealized Depreciation	(605,136)	—	—	(605,136)

	Total Other Financial Instruments	$(533,732)	$—	$—	$(533,732)

Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$66,397,426	$—	$66,397,426
	U.S. Government Agency Obligations	—	144,208,163	—	144,208,163
	Commercial Paper	—	152,679,760	—	152,679,760
	Repurchase Agreements	—	65,850,000	—	65,850,000
	Certificate of Deposit	—	106,950,048	—	106,950,048
	Corporates	—	36,776,500	—	36,776,500
	Time Deposit	—	7,765,292	—	7,765,292

	Total Investments in Securities	$—	$580,627,189	$—	$580,627,189

†	See Schedule of Investments for Industry Classification
*	- Other financial instruments include derivative instruments such as futures contracts and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended December 31, 2011:

S&P 500 Index Fund	Common Stock	Total
Balance at 09/30/11		—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized gain (loss)	(52)	(52)
Purchases	82	82
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at 12/31/11	$30	$30

Change in unrealized appreciation relating to securities still held at 12/31/11	$(11)	$(11)

Strategic Investment Fund	Agency CMOs	Total
Balance at 09/30/11	$27,315	$27,315
Accrued discounts/premiums		—
Realized gain (loss)	—	—
Change in unrealized gain (loss)	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(27,315)	(27,315)

Balance at 12/31/11	$—	$—

Change in unrealized appreciation relating to securities still held at 12/31/11	$—	$—

Income Fund	Agency CMOs	Total
Balance at 09/30/11	$58,240	$58,240
Accrued discounts/premiums		—
Realized gain (loss)	—	—
Change in unrealized gain (loss)	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(58,240)	(58,240)

Balance at 12/31/11	$—	$—

Change in unrealized appreciation relating to securities still held at 12/31/11	$—	$—

The Funds utilized the fair value pricing service on September 30, 2011, due to events occurring after the close of certain securities’ primary market and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 which were classified as Level 1 at December 31, 2011. The value of securities classified as Level 2 held at the beginning of the period (September 30, 2011) was $1,882,287,928 and $108,271,889 for the International Equity and Strategic Investment funds, respectively.

There were no significant transfers between Level 1 and Level 2 for the remainder of the funds. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At December 31, 2011, information on the tax components of capital is as follows:

Fund	Cost of Investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
U.S. Equity	$580,076,451	$48,469,374	$(41,792,955)	$6,676,419
S&P 500 Index	27,264,254	4,070,642	(2,252,346)	1,818,296
U.S. Large-Cap Core Equity	205,378,648	17,671,874	(6,391,070)	11,280,804
Small-Cap Equity	813,466,202	130,142,179	(56,490,613)	73,651,566
International Equity	2,516,236,550	180,787,499	(334,910,055)	(154,122,556)
Premier Growth Equity	218,608,158	40,023,879	(16,105,932)	23,917,947
Strategic Investment	682,288,905	44,501,594	(42,088,797)	2,412,797
Income	401,975,365	11,156,262	(6,978,424)	4,177,838
Money Market	580,627,189	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: February 24, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: February 24, 2012